                                                            Semiannual Report
                                                            as of March 31, 1999

                                   Evergreen

                                        Domestic Growth Funds


                  [LOGO OF EVERGREEN FUNDS/SM/ APPEARS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ...............................    1

Evergreen Aggressive Growth Fund

   Fund at a Glance ..................................    2

   Portfolio Manager Interview .......................    3

Evergreen Fund

   Fund at a Glance ..................................    5

   Portfolio Manager Interview .......................    6

Evergreen Micro Cap Fund

   Fund at a Glance ..................................    9

   Portfolio Manager Interview .......................   10

Evergreen Omega Fund

   Fund at a Glance ..................................   13

   Portfolio Manager Interview .......................   14

Evergreen Small Company Growth Fund

   Fund at a Glance ..................................   17

   Portfolio Manager Interview .......................   18

Evergreen Stock Selector Fund

   Fund at a Glance ..................................   21

   Portfolio Manager Interview .......................   22

Evergreen Strategic Growth Fund

   Fund at a Glance ..................................   24

   Portfolio Manager Interview .......................   25

Evergreen Tax Strategic Equity Fund

   Fund at a Glance ..................................   28

   Portfolio Manager Interview .......................   29

   Financial Highlights

   Evergreen Aggressive Growth Fund...................   31

   Evergreen Fund.....................................   33

   Evergreen Micro Cap Fund...........................   35

   Evergreen Omega Fund...............................   37

   Evergreen Small Company Growth Fund................   39

   Evergreen Stock Selector Fund......................   41

   Evergreen Strategic Growth Fund....................   43

   Evergreen Tax Strategic Equity Fund................   45

Schedule of Investments

   Evergreen Aggressive Growth Fund...................   47

   Evergreen Fund.....................................   48

   Evergreen Micro Cap Fund...........................   53

   Evergreen Omega Fund...............................   55

   Evergreen Small Company Growth Fund................   57

   Evergreen Stock Selector Fund......................   60

   Evergreen Strategic Growth Fund....................   62

   Evergreen Tax Strategic Equity Fund................   64

Statements of Assets and Liabilities..................   66

Statements of Operations .............................   68

Statements of Changes in Net Assets...................   70

Combined Notes to Financial
Statements ...........................................   75


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                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees, charges and other ongoing expenses, and should be read carefully before investing or sending money.

               ----------------------------------------------------------------
Mutual Funds:   ARE NOT FDIC INSURED  May lose value * Are not bank guaranteed
               ----------------------------------------------------------------

                          Evergreen Distributor, Inc.
      Evergreen/SM/ is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                    May 1999


[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis
Managing Director

Dear Shareholders:

We are pleased to provide the Evergreen Domestic Growth Funds semiannual report, which covers the six-month period ended March 31, 1999.

Continued Strength in the Domestic Economy

After stock markets around the world, including the United States, declined dramatically last summer and into the early fall, the Federal Reserve's actions to lower interest rates in late 1998 helped restore investor confidence. The U.S. stock market rallied strongly during the final quarter of 1998 and into the first quarter of 1999.

Throughout the period, the strong performance of large capitalization growth stocks continued. Investors who focused on this small group of stocks, particularly technology stocks, fared well. Currently, the stock market is responding positively to the combination of low inflation, low interest rates and low unemployment. The economy appears strong and investor confidence seems high. We remain cautiously optimistic about the stock market.

Year 2000 Preparation/1/

At Evergreen, we continue to prepare ourselves to provide uninterrupted service and communication with all our shareholders throughout the end of 1999 and right through the date change into the Year 2000 and beyond. As of the end of April, when this report was finalized, we have completed 75% of the testing of internal systems and are rapidly moving through the remaining systems. In March, we successfully participated in industry-wide testing with the Securities Industry Association. We are confident that our efforts will enable our shareholders to receive the same Evergreen products and services we deliver today.

As always, we encourage all shareholders to diversify their mutual fund portfolios and we suggest you consult with your financial advisor for an allocation strategy that helps you meet your investment goals and objectives. Evergreen Funds offers a wide range of funds that includes multiple investment styles to help you find one that is appropriate in your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds


/1/The information above constitutes Year 2000 readiness disclosure.

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                               E V E R G R E E N
                            Aggressive Growth Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999


The Fund will remain highly focused, typically with 35 to 40 stocks in the portfolio, and will invest in companies with consistent earnings growth.

                                   Portfolio
                                   Management
                                ----------------

                 [PHOTO OF MAUREEN E. CULLINANE APPEARS HERE]

                           Maureen E. Cullinane, CFA
                               Tenure: April 1999

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Classes A, B, and C are 0.25%, 1.00%, 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 4/15/83    Class A     Class B     Class C    Class Y
Class Inception Date                 4/15/83      7/7/95      8/3/95    7/11/95
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge            31.73%      32.84%      36.75%        n/a
 ................................................................................
6 months w/o sales charge             38.30%      37.84%      37.75%      38.51%
 ................................................................................
1 year with sales charge              20.80%      20.63%      24.42%        n/a
 ................................................................................
1 year w/o sales charge               26.84%      25.63%      25.42%      27.57%
 ................................................................................
3 years                               15.43%      15.74%      16.48%      17.65%
 ................................................................................
5 years                               16.13%      16.45%      16.61%      17.51%
 ................................................................................
10 years                              18.63%      18.91%      18.89%      19.34%
 ................................................................................
Since Portfolio Inception             14.53%      14.70%      14.69%      14.96%
 ................................................................................
Maximum Sales Charge                   4.75%       5.00%       1.00%        n/a
                                     Front End     CDSC        CDSC
 ................................................................................
6-month capital gain distributions
per share                             $2.63       $2.63       $2.63       $2.63
 ................................................................................
*Adjusted for maximum sales charge.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

         Evergreen
         Aggressive     Russell       S & P        NASDAQ      Consumer Price
 Date     Growth A       2000       400 Midcap    Composite      Index - US
 ----     --------       ----       ----------    ---------      ----------
3/31/89   $  9,522     $ 10,000      $ 10,000     $ 10,000       $ 10,000
3/31/90   $ 10,936     $ 10,554      $ 12,778     $ 10,801       $ 10,523
3/31/91   $ 13,193     $ 11,271      $ 14,435     $ 12,110       $ 11,038
3/31/92   $ 18,583     $ 13,662      $ 17,533     $ 15,429       $ 11,390
3/31/93   $ 22,580     $ 15,692      $ 20,376     $ 17,890       $ 11,742
3/31/94   $ 24,907     $ 17,419      $ 21,617     $ 19,497       $ 12,036
3/31/95   $ 24,157     $ 18,378      $ 23,416     $ 21,625       $ 12,379
3/31/96   $ 34,199     $ 23,715      $ 30,094     $ 29,289       $ 12,717
3/31/97   $ 33,313     $ 24,926      $ 33,280     $ 32,637       $ 13,083
3/31/98   $ 43,528     $ 35,399      $ 49,525     $ 49,364       $ 13,262
3/31/99   $ 55,213     $ 29,644      $ 52,933     $ 66,427       $ 13,491

Comparison of a $10,000 investment in Evergreen Aggressive Growth Fund, Class A shares/2/, versus a similar investment in the Russell 2000, the Nasdaq Industrials, the S&P 400 Index, and the Consumer Price Index (CPI).

The Russell 2000 Index, the S&P 400 Index and the Nasdaq Industrials Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                            Aggressive Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

How did the Fund perform in the six months ended March 31, 1999?

The Evergreen Aggressive Growth Fund had very strong performance. For the six-month period, the Fund's Class A shares had a total return of 38.30%, while Class B and Class C shares had returns of 37.84% and 37.75%, respectively, and Class Y shares had a return of 38.51%. During the same six-month period, the average capital appreciation fund had a return of 28.06%, as measured by Lipper Inc., an independent monitor of mutual fund performance. The returns are before the deduction of any applicable sales charges.

Harold J. Ireland, Jr., was the Fund's portfolio manager when these results were achieved.


                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                               $268,665,690
  ...........................................................................
  Number of Holdings                                                       41
  ...........................................................................
  Beta                                                                   1.31
  ...........................................................................
  P/E Ratio                                                             36.0x
  ...........................................................................

What was the investment environment like during the period?

It was a good period for stock investing, particularly in large-cap stocks, and especially in technology.

The period started out in early October 1998 amid continued worries about the potential effect of overseas economic problems on the U.S. The stock market was well into a deep correction that had started in August when the Russian government defaulted on part of its external debt. In addition to the foreign problems, a prominent hedge fund--Long-Term Capital--came close to failing. Investors were very concerned that the confluence of a number of global problems eventually would slow the economy in the U.S. and erode corporate profits.

The U.S. Federal Reserve Board stepped in by lowering short-term interest rates three successive times in the fall, restoring liquidity and confidence to the market. At the same time, investors took encouragement from high consumer confidence, low inflation, and favorable earnings reports from a number of technology companies.

Led by large-cap stocks, the market took off to a succession of new highs during the fourth quarter of 1998 and the first quarter of 1999. Large-company technology stocks were the performance leaders. Demand for technology products continued to grow, as corporations used technology to improve their earnings and enhance their productivity. The well publicized "Y2K" problem--the question of whether data processing systems could deal with calendar dates after December 31, 1999--only added to the demand for technology products and services.

Although the major stock market averages climbed to record heights during the six-month period, the best performance was concentrated in large-cap companies, most notably in the technology industry. Opportunities also appeared periodically in other sectors, including financial services, consumer cyclicals and even the energy sector late in the period.


                               Top 5 Industries
                        -------------------------------
                        (as a percentage of net assets)

  Healthcare Products & Services                                        24.6%
  ...........................................................................
  Information Services & Technology                                     21.4%
  ...........................................................................
  Retailing & Wholesale                                                 15.7%
  ...........................................................................
  Communication Systems & Services                                      12.7%
  ...........................................................................
  Oil Field Services                                                     8.8%
  ...........................................................................

--------------------------------------------------------------------------------
                               E V E R G R E E N
                            Aggressive Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

As the new portfolio manager for the Aggressive Growth Fund, how would you describe your investment approach?

The Fund will remain highly focused, typically with 35 to 40 stocks in the portfolio, and will invest in companies with consistent earnings growth. We will concentrate on companies with earnings growth rates of 20% or higher or with the potential for accelerating earnings. Citigroup--a recent addition to the portfolio since the March 31, 1999 date of this report--is a good example. While it does not have an earnings growth rate of 20%, we believe there is the opportunity for accelerating earnings in this company, which is the result of the merger of Citicorp and Travelers.

We like to see companies that are growing through top-line revenue growth, and prefer companies with characteristics that set them apart, such as a new product or a niche in the market. Because of the emphasis on earnings growth, we would expect that the technology and pharmaceutical industries typically would be well represented in the portfolio. The Fund will be managing flexibly with respect to company size, and will have the ability to invest in companies of all sizes.

The key to stock selection will be consistency of earnings growth.

                                Top 10 Holdings
                        -------------------------------
                        (as a percentage of net assets)

  VISX, Inc.                                                             12.0%
  ............................................................................
  EMC Corp.                                                               8.1%
  ............................................................................
  Cisco Systems, Inc.                                                     7.1%
  ............................................................................
  Microsoft Corp.                                                         6.7%
  ............................................................................
  MCI WorldCom, Inc.                                                      5.6%
  ............................................................................
  Home Depot, Inc.                                                        5.3%
  ............................................................................
  Office Depot, Inc.                                                      4.9%
  ............................................................................
  American International Group, Inc.                                      4.0%
  ............................................................................
  Rexall Sundown, Inc.                                                    3.6%
  ............................................................................
  Medtronic, Inc.                                                         3.5%
  ............................................................................


What is your outlook for the market?

We may see some choppiness in the market over the next six months, with different industries moving in and out of favor. Technology stocks--which have had such tremendous performance--may start to cool a bit and we already have reduced our holdings somewhat. Nevertheless, because technology generally offers the fastest growth rates in earnings, it will continue to play a prominent role in the portfolio. We believe we can continue to find opportunities in the healthcare industry, where the earnings outlook also is quite positive. The healthcare industry is similar to technology; investment in research and development eventually leads to new products that in turn fuel an acceleration in earnings growth.

The consumer is in great shape; ready, willing and able to spend, and that bodes well for the consumer-related industries, including retail and consumer cyclicals. It would not surprise us if cyclical companies, whose fortunes rise and fall with movements in the business cycle, were to come back after relatively poor performance over the past two years. We have already seen some signs of a revival in cyclicals.

Although there still are issues to worry about, such as Y2K or global economic growth and inflation, we remain cautiously optimistic.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Evergreen Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

This was a period of exceptional opportunity because the Fund had maintained a large, cash-equivalent position well into the summer of 1998 in the expectation that market volatility and speculative overpricing would lead to a correction, which we could use to purchase exceptional growth values in stocks.

                                   Portfolio
                                   Management
--------------------------------------------------------------------------------

                   [PHOTO OF STEPHEN A. LIEBER APPEARS HERE]

                                Stephen A. Lieber
                              Tenure: October 1971

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------
[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Classes A, B, and C are 0.25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 10/15/71       Class A    Class B    Class C  Class Y
Class Inception Date                     1/3/95      1/3/95    1/3/95   10/15/71
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                9.29%      9.41%     13.38%       n/a
 ................................................................................
6 months w/o sales charge                14.73%     14.41%     14.38%     14.99%
 ................................................................................
1 year with sales charge                 -8.16%     -8.92%     -5.07%       n/a
 ................................................................................
1 year with w/o sales charge             -3.59%     -4.15%     -4.11%     -3.19%
 ................................................................................
3 years                                  14.34%     14.67%     15.41%     16.57%
 ................................................................................
5 years                                  16.73%     17.00%     17.20%     18.20%
 ................................................................................
10 years                                 12.55%     12.78%     12.77%     13.25%
 ................................................................................
Since Portfolio Inception                16.05%     16.14%     16.14%     16.32%
 ................................................................................
Maximum Sales Charge                      4.75%      5.00%      1.00%       n/a
                                        Front End    CDSC       CDSC
 ................................................................................
6-month income distributions
per share                                $0.04       --         --        $0.05
 ................................................................................
6-month capital gain distributions
per share                                  $0.07    $0.07      $0.07      $0.07
 ................................................................................
*Adjusted for maximum sales charge.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


 Date       Evergreen Fund A        Russell 2000     Consumer Price Index - US
 ----       ----------------        ------------     -------------------------
3/31/89         $  9,527             $ 10,000                $ 10,000
3/31/90         $  9,655             $ 10,554                $ 10,523
3/31/91         $ 10,827             $ 11,271                $ 11,038
3/31/92         $ 12,937             $ 13,662                $ 11,390
3/31/93         $ 13,949             $ 15,692                $ 11,742
3/31/94         $ 14,347             $ 17,419                $ 12,036
3/31/95         $ 16,445             $ 18,378                $ 12,379
3/31/96         $ 20,780             $ 23,715                $ 12,717
3/31/97         $ 23,591             $ 24,926                $ 13,083
3/31/98         $ 33,825             $ 35,399                $ 13,262
3/31/99         $ 32,612             $ 29,644                $ 13,491


Comparison of a $10,000 investment in Evergreen Fund, Class A shares/2/, versus a similar investment in the Russell 2000 and the Consumer Price Index (CPI).

The Russell 2000 Index is an unmanaged index. This index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Evergreen Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

How did the Fund perform during the half-year?

Evergreen Fund provided a 14.99% return for the six months ended March 31, 1999. With the largest portion of the Fund's holdings among smaller companies, we find it appropriate to compare this result with that of the major small company index, the Russell 2000, which provided a 10.0% return in the same period. The Fund's average annual performance since inception in 1971 is now 16.32% per annum, with an overall gain of 6,252.07%. These current and historical figures are for the Class Y shares. In the six months, the Fund's Class A shares had a total return of 14.73%, and the B and C shares had returns of 14.41% and 14.38%, respectively. The returns are before the deduction of any applicable sales charges.

                                   Portfolio
                                Characteristics
                          ---------------------------

  Total Net Assets                                               $2,040,573,356
  .............................................................................
  Number of Holdings                                                        334
  .............................................................................
  Beta                                                                     0.88
  .............................................................................
  P/E Ratio                                                               19.0x
  .............................................................................

What was the investment environment like during the six months, and how did that affect the strategy?

The period from September 30, 1998 to March 31, 1999, began with turbulence in the equity and fixed-income markets in the midst of a sharp decline in the stock prices, and ended with an optimistic and even speculative market centering attention on larger growth companies, especially internet-related technology and service providers. It literally began as a period where steady nerves and a careful eye for values were well rewarded, and ended in an environment where historical valuation standards were being ignored or greatly inflated in surges of optimism.

For the Evergreen Fund, this was a period of exceptional opportunity because the Fund had maintained a large, cash-equivalent position well into the summer of 1998 in the expectation that market volatility and speculative overpricing would lead to a correction, which we could use to purchase exceptional growth values in stocks. The fulfillment of this expectation and the use of our cash reserves have provided some exceptional gains. The greatest gain was in the shares of VISX, Inc., which were purchased at the very low day of the market, October 8, 1998, at a price of $24, and closed on March 31 at $107.56 (and have since risen to $141 on April 9). Eagle Hardware & Garden, Inc., a home remodeling and maintenance chain, rose 103.4% from purchase on October 9, benefited by an acquisition offer from Lowe's Companies, Inc.; Costco Companies Inc., a membership discount retailer, rose 101.4% from purchase on October 1; Boston Scientific Corp., a medical supplier specializing in materials for angioplasty, rose 68.8% from purchase on November 13; Paine Webber Group, Inc., the brokerage firm, rose 53.0% from purchase on October 13; and Ethan Allen Interiors, Inc. rose 52.2% from purchase on October 1.

Those weeks at the beginning of the Fund's fiscal year were indeed a period of exceptional opportunity, and we used them to make purchases in a broad variety of issues across industry spectrums, as these few leading performers suggest. We continued this same focus on undervalued growth opportunities, primarily in the shares of smaller companies with unique business franchises throughout the first half of the year. Our aim is to seize long-term growth opportunities at attractive prices. We were able to do this with the general market weakness, and we have continued where company-specific, negative developments provided a window of opportunity to invest; whether it be Precision Drilling Corp., plunging because of new lows in oil prices, or Jones Apparel Group, Inc., driven down by fears of a dilutive acquisition, or Fair, Isaac & Co., Inc., pushed down because of a decision to expense the development of new computer programs; we have acted to seek long-range growth opportunities at depressed prices.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Evergreen Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

What were some of the top performing investments?

In the first half of the fiscal year, thirteen of the Fund's investments produced returns of 100% or more. This group was led by EchoStar Communications Corp., with a 244.6% increase in value; VISX, Inc., up 242.1%; Electro Scientific Industries, Inc., up 192.5%; Macromedia, Inc., up 178.3%; Sun Microsystems, Inc., up 150.5%; Tellabs, Inc., up 145.2%; Jabil Circuit, Inc., up 136.3%; Sanmina Corp., up 135.7%; Gaylord Container Corp., up 130.6%; ADC Telecommunications, Inc., up 125.2%; Gucci Group N.V., up 122.5%; Comverse Technology, Inc., up 107.6%; and Express Scripts, Inc. Cl A, up 106.8%.

The most striking aspect of this group of companies is its diversification. It amply demonstrates that undervalued growth companies with excellent business franchises can be rewarded in a variety of industries and do not depend only on the dynamic leadership of technology. It also includes a manufacturer of commodity containers (Gaylord Container Corp.), a unique high-end fashion goods producer (Gucci Group N.V.), and a healthcare distribution company (Express Scripts, Inc. Cl A). While there has been severe under-performance, generally in the small- to mid-cap market, most of these companies fall into the category of small-to-mid cap, amply demonstrating that exceptional performance and exceptional business franchises are being rewarded notwithstanding the market's more recent concentration on the very largest capitalization issues. We regard this as a hopeful indication that prospects are good for the Evergreen diverse portfolio of outstanding business growth franchises.

                                Top 5 Industries
                         -------------------------------
                         (as a percentage of net assets)



  Banks                                                                  15.9%
  ............................................................................
  Healthcare Products & Services                                         12.3%
  ............................................................................
  Finance & Insurance                                                    11.6%
  ............................................................................
  Information Services & Technology                                      11.3%
  ............................................................................
  Printing, Publishing, Broadcasting
  & Entertainment                                                         8.1%
  ............................................................................

Did corporate consolidations continue to be an important theme?

Mergers and acquisitions have been an important source of capital appreciation for the Evergreen Fund since its inception. Twenty-two transactions involving Fund holdings were announced in the six months, bringing the total of Evergreen companies with merger and acquisition benefits to 374 since inception in 1971. Several of these marked extraordinary gains: the largest was in the shares of HBO & Co. which was acquired by McKesson Corp., providing a 3,699.1% gain to the Fund in seven years. Sandwich Bancorp, Inc. was acquired with a 470.8% gain to the Fund in 5 1/4 years. Other large gains were the acquisition of Fingerhut Companies, Inc., with a 372.9% gain; and several which are pending, including:
Bank of Commerce (San Diego, CA), with a 538.9% gain since its purchase in 1996, and Jacor Communications, Inc., with a 272.9% gain since its purchase in 1995.

Once again, financials were the largest single group with 8 out of the 22 holdings in this field. The shortest holding period in the group was in the shares of American Bankers Insurance Group, Inc., purchased in October, 1998, at an average of 42.52%. The company received a $55 acquisition offer from Fortis Securities, Inc. five months after purchase. We see these transactions, and others like them which have occurred in the past, as confirmation of our view that we buy companies with unique growth opportunities or outstanding business franchises on a comparatively undervalued basis.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Evergreen Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

What size companies does the Evergreen Fund favor?

From its inception, Evergreen Fund was predominantly focused on the opportunity of entrepreneurially managed companies. We interpret this as centered on smaller companies. Yet, we also recognize that many larger companies are led by strong entrepreneurial drives, especially in the healthcare and technology industries. Therefore, Evergreen has been positioned in outstanding major healthcare companies whose growth is driven by evergrowing research programs intended to develop new products before the risks of patent expirations drive down the profits of existing medicines.

In the technology area, we have concentrated on companies whose research and financial strength allows them to stay ahead of competition by constant innovation. It is for this reason that the Fund's largest holdings include:
Merck & Co., Inc., Johnson & Johnson, Intel Corp., and Sun Microsystems, Inc. There is yet another class of large holdings in the Fund, companies whose shares were bought when they were comparatively small, and whose success has now made them large companies. Outstanding in this regard is Clear Channel Communications, Inc., which was bought for the Fund in 1986 at an average price of $0.49 per share, and at March 31, was $67 per share, bringing an investment of $846,833 to $114,945,125. There are others in this category as well. We would like to think of Evergreen Fund as a long-term investor with a portfolio where small companies can become large companies, and where the selection of stocks is made because of the probabilities of such successes.

During the first half of the fiscal year, the bulk of purchases were of small to mid-size companies. Exceptions were companies, which we believed to be important franchises likely to be acquired. Two of these, Atlantic Richfield Co. and SunAmerica Inc., have already received acquisition bids. Structured, yet flexible, we believe the Evergreen Fund's entrepreneurial, growth-driven strategies will continue to produce results at least comparable with those achieved over the last twenty-seven fiscal years.

                                Top 10 Holdings
                        -------------------------------
                        (as a percentage of net assets)

  Clear Channel Communications, Inc.                                       5.6%
  .............................................................................
  Merck & Co., Inc.                                                        3.9%
  .............................................................................
  Intel Corp.                                                              3.5%
  .............................................................................
  M&T Bank Corp.                                                           3.1%
  .............................................................................
  Sun Microsystems, Inc.                                                   2.5%
  .............................................................................
  BankBoston Corp.                                                         2.3%
  .............................................................................
  Federal National Mortgage Assoc.                                         2.3%
  .............................................................................
  BankAmerica Corp.                                                        2.1%
  .............................................................................
  Johnson & Johnson                                                        1.8%
  .............................................................................
  Federal Home Loan Mortgage Corp.                                         1.4%
  .............................................................................

What is your outlook?

As noted in our last annual report, we stated: "At the beginning of the new fiscal year, the Fund is positioned for an outlook of sustained growth in the United States, with still minimal inflation." This remains the case. This is an extraordinary period in American economic history, where sizable growth is being achieved with minimal inflation. Three major factors seem to be at work: the evidence of a sustained rise in productivity in major sectors of our economy; the declines in economic activity and slowing trends in other major trading countries, leading to continual price pressure for commodities and broadly available manufactured goods; and a growing availability of financial liquidity as the United States expands, Europe improves the flow of funds with the new Eurocurrency, and Asia slowly begins its recovery.

We expect a continuing environment supporting a strong bond market, particularly as the real interest rate remains at historically high levels, and the perception remains that the U.S. Federal Reserve will be watchful over the need to act in a restricted fashion if the economy accelerates too rapidly, or prices suggest new inflation. Once again, we anticipate that equity markets will find support from in-creased savings. The focus will continue on the search for corporations with exceptional profit growth. The goal of our investment management will again be to concentrate on the search for growth purchased reasonably, on a basis, which minimizes risk and maximizes long-term capital appreciation.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Micro Cap Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

It was a very difficult period for investing in the size of companies we emphasize, those with a market capitalization of $200 million or less.

                                   Portfolio
                                  Management
                               ----------------

[PHOTO OF STEPHEN A. LIEBER                     [PHOTO OF EDWIN D. MISKA
       APPEARS HERE]                                  APPEARS HERE]

    Stephen A. Lieber                                Edwin D. Miska
   Tenure: January 1996                            Tenure: January 1996


--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1999 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Classes A, B, and C are 0.25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 6/1/83       Class A    Class B    Class C    Class Y
Class Inception Date                   1/3/95     1/3/95     1/3/95     6/1/83
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge              -11.22%    -11.65%     -7.96%      n/a
 ................................................................................
6 months w/o sales charge                -6.80%     -7.11%     -7.05%     -6.64%
 ................................................................................
1 year with sales charge                -36.09%    -36.62%    -33.96%      n/a
 ................................................................................
1 year with w/o sales charge            -32.89%    -33.37%    -33.30%    -32.69%
 ................................................................................
3 years                                   3.67%      3.70%      4.64%      5.66%
 ................................................................................
5 years                                   2.33%      2.40%      2.74%      3.54%
 ................................................................................
10 years                                  7.31%      7.50%      7.52%      7.94%
 ................................................................................
Since Portfolio Inception                11.09%     11.22%     11.23%     11.51%
 ................................................................................
Maximum Sales Charge                      4.75%      5.00%      1.00%      n/a
                                       Front End     CDSC       CDSC
 ................................................................................
6-month capital gain distributions
per share                                $0.46      $0.46      $0.46      $0.46
 ................................................................................
*Adjusted for maximum sales charge.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

 Date      Evergreen Micro Cap A     Russell 2000    Consumer Price Index - US
 ----      ---------------------     ------------    -------------------------
3/31/89          $  9,525              $ 10,000             $ 10,000
3/31/90          $ 10,682              $ 10,554             $ 10,523
3/31/91          $ 12,241              $ 11,271             $ 11,038
3/31/92          $ 16,038              $ 13,662             $ 11,390
3/31/93          $ 16,589              $ 15,692             $ 11,742
3/31/94          $ 17,284              $ 17,419             $ 12,036
3/31/95          $ 16,563              $ 18,378             $ 12,379
3/31/96          $ 17,418              $ 23,715             $ 12,717
3/31/97          $ 19,337              $ 24,926             $ 13,083
3/31/98          $ 30,355              $ 35,399             $ 13,262
3/31/99          $ 20,372              $ 29,644             $ 13,491

Comparison of a $10,000 investment in Evergreen Micro Cap Fund, Class A shares/2/, versus a similar investment in the Russell 2000 Index and the Consumer Price Index (CPI).

The Russell 2000 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Micro Cap Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

How did the Fund perform during the six months ended March 31,1999?

For the six months ended March 31, 1999, the Micro Cap Fund's Class A shares had a total return of -6.80%, while Classes B and C shares had returns of -7.11% and -7.05%, respectively, and Class Y shares had a return of -6.64%. The returns, which are before deduction of any applicable sales charges, reflected the continued difficulties of investing in very small companies at a time when the stock market favored very large companies.


                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                                $41,975,403
  ...........................................................................
  Number of Holdings                                                       71
  ...........................................................................
  Beta                                                                   0.81
  ...........................................................................
  P/E Ratio                                                             11.6x
  ...........................................................................


What was the investment environment like during the period?

It was a very difficult period for investing in the size of companies we emphasize, those with a market capitalization of $200 million or less. While liquidity--or ease of trading--did return to the stock market as a whole during the six months, small company stocks did not benefit. The superior performance was concentrated in a very limited number of large companies, whose stock prices rose to new heights. The balance of the market continued to go down. As an illustration, the average company's stock fell by 10% in value during the 12 months ending March 31, 1999, among 7,000 companies listed on the major U.S. exchanges.

It was a challenging period.

How did you manage the Fund?

In light of this environment, we became very sensitive to liquidity. We began to shift the Fund to the somewhat larger companies within the micro-cap universe. In addition, given that the market was not valuing earnings for small- and micro-cap companies beyond the immediate future, we became more sensitive to near-term earnings growth. By that, we mean that we concentrated on companies that had good earnings expectations for the next quarter, and we put less emphasis on companies whose earnings growth prospects were stretched out over longer periods. We focused on companies that had near-term earnings catalysts. These catalysts might be the launch of a new product or the completion of a merger that was expected to contribute quickly to profitability.

As a result of this orientation, we reduced the number of securities in the Fund from 96 at the end of September 1998 to 71 on March 31, 1999. Consistent with our long-term discipline, we focused on companies with solid earnings visibility and on those that were attractively valued. We also focused on companies already in the portfolio with which we were very familiar. We added very few new companies.

While this rigorous review process was conducted primarily on a stock-by-stock basis, we did highlight areas we thought would benefit from the lower interest rate environment. These included building and home furnishings companies and financial services firms.

In the building construction and furnishings area, we added to our positions in a number of holdings, including; Cavalier Homes, a mobile home manufacturer and distributor; Crossman Communities, a homebuilder; Genlyte Group, a lighting fixtures manufacturer; and Craftmade International, manufacturer of ceiling fans and lighting fixtures for the home.

In financial services, we added to the Fund's position in AG Services of America, a specialty finance company that lends to farmers.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Micro Cap Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

                                Top 5 Industries
                         -------------------------------
                         (as a percentage of net assets)

  Building, Construction & Furnishings                                   17.4%
  ............................................................................
  Industrial Specialty Products & Services                               11.8%
  ............................................................................
  Banks                                                                  11.4%
  ............................................................................
  Consumer Products & Services                                           10.2%
  ............................................................................
  Business Equipment & Services                                           6.2%
  ............................................................................


Which companies helped the Fund's performance, despite the difficult environment?

Two investments involved in mergers and acquisitions--a traditional source of opportunity for the Fund--helped performance. The first was Execustay Corp., which provides temporary housing for corporate executives for extended periods. Marriott Corp. acquired the company in February 1999, resulting in a 40% return to the Fund since the initial investment in Execustay in August 1997. The second is Equitrac Corp., which makes systems to track the use of copying machines. This company is the subject of a pending buyout by management and its stock rose by 23% during the six-month period on news of the buyout.

In addition, several other investments had strong performance during the period, including:

 .    Koala Corp., manufacturer of children's safety and play equipment, whose stock rose 58% during the six-month period. Koala was the Fund's largest holding as of March 31, 1999.

 .    Craftmade International, the ceiling fan and lighting fixture manufacturer, which had a 56% return during the period.

 .    Obie Media, an outdoor advertising company, which rose by 51%.

 .    Kenneth Cole Productions, the shoe, leather products and clothing manufacturer and marketer, had a 47.2% return during the six months.

 .    Biosource International, a bio-tech supply and diagnostic company, had a
     38.7% return during the period.

                                Top 10 Holdings
                        -------------------------------
                        (as a percentage of net assets)

  Koala Corp.                                                            3.7%
  ...........................................................................
  Equitrac Corp.                                                         3.4%
  ...........................................................................
  Badger Meter, Inc.                                                     2.9%
  ...........................................................................
  First Years, Inc.                                                      2.9%
  ...........................................................................
  Hickory Tech Corp.                                                     2.6%
  ...........................................................................
  SBS Technologies, Inc.                                                 2.6%
  ...........................................................................
  Crossmann Communities, Inc.                                            2.5%
  ...........................................................................
  BT Financial Corp.                                                     2.4%
  ...........................................................................
  AG Services of America, Inc.                                           2.4%
  ...........................................................................
  Genlyte Group, Inc.                                                    2.3%
  ...........................................................................

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Micro Cap Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

What is your outlook?

We continue to have a very favorable view of the opportunities in investments in small- and micro-cap companies. Despite recent market activity, which has not recognized the importance of profits, we believe corporate earnings are the prime determinant of future stock valuations. Our approach at Evergreen is to focus on the most profitable and consistently successful small companies. Over time, we believe the stock prices of these companies will reflect their profitability and their fundamental strengths.

We think that the historic, long-term advantage of small cap stock investing will return and smaller company stocks will again outperform larger company stocks. Small companies have several inherent advantages, including a primarily domestic orientation, higher productivity and operational efficiency, and a specialty focus.

Small- and micro-cap stocks now are at historically low valuations, when compared with large-cap stock prices. These attractive prices should encourage consolidation of smaller companies into larger companies at a brisk pace.

We believe interest in small company stocks will be revived because of the strong fundamentals of many smaller companies and the presence of attractive stock price catalysts, including mergers and acquisitions.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                  Omega Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

Although the major stock market averages climbed to record heights during the six-month period, the best performance was concentrated in large-cap technology companies.


                             Portfolio Management
                           -------------------------

               [PHOTO OF MAUREEN E. CULLINANE, CFA APPEARS HERE]

                        Maureen E. Cullinane, CFA
                        Tenure:  April 1989

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/3/
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/3/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Classes A, B, and C are 0.25%, 1.00%, 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.


--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 4/29/68    Class A    Class B     Class C    Class Y
Class Inception Date                 4/29/68     8/2/93     8/2/93     1/13/97
--------------------------------------------------------------------------------
Average Annual Returns*
--------------------------------------------------------------------------------
6 months with sales charge            28.34%     29.24%     33.21%       n/a
--------------------------------------------------------------------------------
6 months w/o sales charge             34.73%     34.24%     34.21%     34.90%
--------------------------------------------------------------------------------
1 year with sales charge              15.17%     15.06%     19.06%       n/a
--------------------------------------------------------------------------------
1 year w/o sales charge               20.89%     20.06%     20.06%     21.23%
--------------------------------------------------------------------------------
3 years                               20.81%     21.10%     21.78%     22.91%
--------------------------------------------------------------------------------
5 years                               19.54%     19.51%     19.70%     20.79%
--------------------------------------------------------------------------------
10 years                              18.52%     18.53%     18.55%     19.14%
--------------------------------------------------------------------------------
Since Portfolio Inception             13.82%     13.82%     13.83%     14.01%
--------------------------------------------------------------------------------
Maximum Sales Charge                   4.75%      5.00%      1.00%       n/a
                                    Front End     CDSC       CDSC
--------------------------------------------------------------------------------
6-month capital gain distributions
per share                             $2.61      $2.61      $2.61      $2.61
--------------------------------------------------------------------------------
*Adjusted for maximum sales charge.

--------------------------------------------------------------------------------
                               Long Term Growth
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


           Evergreen         Russell         S & P 500       Consumer Price
 Date      Omega A         1000 Growth       Composite        Index - US
 ----      -------         -----------       ---------        ----------
3/31/89    $  9,522           $ 10,000        $ 10,000          $ 10,000
3/31/90    $ 11,820           $ 12,239        $ 11,927          $ 10,523
3/31/91    $ 14,633           $ 14,951        $ 13,646          $ 11,038
3/31/92    $ 17,776           $ 17,011        $ 15,153          $ 11,390
3/31/93    $ 19,658           $ 18,632        $ 17,460          $ 11,742
3/31/94    $ 21,339           $ 18,482        $ 17,717          $ 12,036
3/31/95    $ 22,232           $ 21,738        $ 20,476          $ 12,379
3/31/96    $ 29,555           $ 28,691        $ 27,048          $ 12,717
3/31/97    $ 30,176           $ 33,704        $ 32,411          $ 13,083
3/31/98    $ 45,247           $ 50,373        $ 47,967          $ 13,262
3/31/99    $ 54,700           $ 64,533        $ 56,774          $ 13,491

Comparison of a $10,000 investment in Evergreen Omega Fund, Class A shares2, versus a similar investment in the S&P 500 Index, the Russell 1000 Growth Index and the Consumer Price Index (CPI).

The S&P 500 Index and the Russell 1000 Growth Index are unmanaged indices and do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                  Omega Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

How did the Fund perform in the six months ended March 31, 1999?

The Omega Fund did quite well. For the six-month period, the Fund's Class A shares had a total return of 34.73%, while Class B and Class C shares had returns of 34.24% and 34.21%, respectively, and Class Y shares had a return of 34.90%. During the same six-month period, the average capital appreciation fund had a return of 28.06%, as measured by Lipper Inc., an independent monitor of mutual fund performance. The returns are before deduction of any applicable sales charges.


                Portfolio Characteristics
                -------------------------

Total Net Assets                      $434,055,542
--------------------------------------------------
Number of Holdings                              65
--------------------------------------------------
Beta                                          1.09
--------------------------------------------------
P/E Ratio                                    42.1x
--------------------------------------------------


What was the investment environment like during the period?

It was a good period for stock investing, particularly in large-cap stocks, and especially in technology.

The period started out in early October 1998 amid continued worries about the potential effect of overseas economic problems on the U.S. The stock market was well into a deep correction that had started in August when the Russian government defaulted on part of its external debt. In addition to the foreign problems, a prominent hedge fund--Long-Term Capital--came close to failing. Investors were very concerned that the confluence of a number of global problems eventually would slow the economy in the U.S. and erode corporate profits.

The U.S. Federal Reserve Board stepped in by lowering short-term interest rates three successive times in the fall, restoring liquidity and confidence to the market. At the same time, investors took encouragement from high consumer confidence, low inflation, and favorable earnings reports from a number of technology companies.

Led by large-cap stocks, the market took off to a succession of new highs during the fourth quarter of 1998 and the first quarter of 1999. Large-company technology stocks were the performance leaders. Demand for technology products continued to grow, as corporations used technology to improve their earnings and enhance their productivity. The well publicized "Y2K" problem--the question of whether data processing systems could deal with calendar dates after December 31, 1999--only added to the demand for technology products and services.

Although the major stock market averages climbed to record heights during the six-month period, the best performance was concentrated in large-cap technology companies, with period of out-performance in financial services, consumer cyclicals and even energy stocks late in the period.

                       Top 5 Industries
                       ----------------
                 (as a percentage of net assets)

Information Services & Technology                    19.8%
----------------------------------------------------------
Pharmaceuticals                                      13.4%
----------------------------------------------------------
Finance & Insurance                                  11.7%
----------------------------------------------------------
Printing, Publishing, Broadcasting & Entertainment   10.5%
----------------------------------------------------------
Retailing & Wholesale                                 7.9%
----------------------------------------------------------

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                  Omega Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


What is your strategy in managing the Omega Fund?

We are looking for consistency of earnings growth in good companies.

Omega Fund is a growth fund that can invest in companies of all sizes, or market capitalizations. During the past six months, we have emphasized technology, finance and consumer-related industries where we have found the greatest consistency of earnings growth. All three areas have helped performance. We emphasized the larger-sized companies, although we also have had some mid-cap and small-cap investments.

In managing the Omega Fund, we place the greatest emphasis on consistency of earnings growth. In our stock selection process, we use mathematical tools and trend line analysis to measure earnings records; then we do fundamental analysis to examine each stock. We want at least 60% of the Fund to be invested in companies that are in the top-third of all companies in consistency of earnings. The Fund tends to be focused, with relatively large concentrations in those stocks that we believe offer the greatest potential.


                                  Top 10 Holdings
                                  ---------------
                          (as a percentage of net assets)

Monsanto Co.                                                          3.3%
--------------------------------------------------------------------------
Pfizer, Inc.                                                          2.9%
--------------------------------------------------------------------------
America Online, Inc.                                                  2.7%
--------------------------------------------------------------------------
Microsoft Corp.                                                       2.6%
--------------------------------------------------------------------------
Forest Laboratories, Inc.                                             2.5%
--------------------------------------------------------------------------
Citigroup, Inc.                                                       2.5%
--------------------------------------------------------------------------
Cisco Systems, Inc.                                                   2.5%
--------------------------------------------------------------------------
Safeguard Scientifics, Inc.                                           2.3%
--------------------------------------------------------------------------
Time Warner, Inc.                                                     2.3%
--------------------------------------------------------------------------
Tyco International Ltd.                                               2.2%
--------------------------------------------------------------------------

What factors contributed to the Omega Fund's strong performance?

The Fund's emphasis on technology certainly was a major factor. In the December-January period, when technology stocks were performing exceptionally well, almost 35% of Fund assets were in this sector. By March 31, the technology weighting had been reduced to 28% of net assets as we took profits in several stocks that had appreciated sharply during the period. Major holdings that contributed to performance included America Online, Microsoft, Cisco Systems, EMC and Veritas Software.

Finance was not a major area of emphasis through the entire period, but our financial service company investments helped. We moved in and out of this sector as we saw opportunities, with the Fund's weightings varying between 2% and 10% of net assets during the six months. Contributors to performance included American Express, Citigroup, Morgan Stanley-Dean Witter, Merrill Lynch and Lehman Brothers. We also had a successful investment in Capital One, a mid-sized credit card company.

We emphasized the healthcare industries during the period, with a weighting as high as 20% of assets. We focused primarily on pharmaceutical companies and avoided hospital management companies and HMOs, which have been having problems. Our investments include Forest Labs, a mid-sized drug company which produces Celexa, a successful new anti-depressant drug, and Osteotech, whose products include bone grafts for spinal fusion procedures.

We also had a successful emphasis on consumer cyclicals, including broadcasters and entertainment companies, with holdings in companies such as CBS, Clear Channel and Univision, which produces Spanish-language television programming. Staples, the office supply retailer, was another good performer.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                                  Omega Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


What is your outlook?

I think we may see some choppiness in the market over the next six months, with different industries moving in and out of favor. The technology stocks, which have had such tremendous performance, may start to cool a bit. We have already pulled back from technology somewhat. We believe we can continue to find opportunities in the healthcare industry, where the earnings outlook is positive.

The consumer is in great shape; ready, willing and able to spend, and that bodes well for the consumer-related industries, including retail and consumer cyclicals. It would not surprise us if cyclical companies, whose fortunes rise and fall with movements in the business cycle, were to come back after relatively poor performance over the past two years. We have already seen some signs of a revival in cyclicals.

Although there still are issues to worry about, such as Y2K or global economic growth and inflation, we remain cautiously optimistic.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                           Small Company Growth Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

In managing the Fund, we have tried to take advantage of the growing opportunities in telecommunications and the internet by emphasizing infrastructure-related companies.

                                  Portfolio
                                  Management
                                  ----------

                 [PHOTO OF J. GARY CRAVEN, CFA APPEARS HERE]

                              J. Gary Craven, CFA
                             Tenure: November 1996

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Classes A, B, and C are 0.25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 9/11/35      Class A    Class B    Class C    Class Y
Class Inception Date                   1/20/98    9/11/35    1/26/98    1/26/98
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge              11.41%     12.05%     15.58%       n/a
 ................................................................................
6 months w/o sales charge               17.06%     16.77%     16.52%     16.99%
 ................................................................................
1 year with sales charge               -27.22%    -27.14%    -24.71%       n/a
 ................................................................................
1 year w/o sales charge                -23.56%    -24.07%    -24.10%    -23.43%
 ................................................................................
3 years                                 -3.54%     -3.18%     -2.65%     -1.72%
 ................................................................................
5 years                                  5.72%      5.81%      5.98%      7.01%
 ................................................................................
10 years                                12.82%     12.70%     12.44%     13.65%
 ................................................................................
Since Portfolio Inception                9.76%      9.72%      9.61%      9.91%
 ................................................................................
Maximum Sales Charge                     4.75%      5.00%      1.00%       n/a
                                      Front End     CDSC       CDSC
 ................................................................................
6-month capital gain distributions
per share                               $1.18      $1.18      $1.18      $1.18
 ................................................................................
*Adjusted for maximum sales charge.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------
                           [LINE GRAPH APPEARS HERE]

               Evergreen Small                          Consumer Price
 Date            Co Growth B        Russell 2000          Index - US
 ----            -----------        ------------          ----------
3/31/89           $ 10,000           $ 10,000              $ 10,000
3/31/90           $ 11,442           $ 10,554              $ 10,523
3/31/91           $ 14,366           $ 11,271              $ 11,038
3/31/92           $ 18,113           $ 13,662              $ 11,390
3/31/93           $ 20,253           $ 15,692              $ 11,742
3/31/94           $ 24,666           $ 17,419              $ 12,036
3/31/95           $ 27,016           $ 18,378              $ 12,379
3/31/96           $ 35,747           $ 23,715              $ 12,717
3/31/97           $ 31,206           $ 24,926              $ 13,083
3/31/98           $ 43,516           $ 35,399              $ 13,262
3/31/99           $ 33,043           $ 29,644              $ 13,491

Comparison of a $10,000 investment in Evergreen Small Company Growth Fund, Class B shares/2/, versus a similar investment in the Russell 2000 Index and the Consumer Price Index (CPI).

The Russell 2000 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                           Small Company Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Fund perform?

The Evergreen Small Company Growth Fund's performance turned around sharply during the six-month period ending March 31, 1999, as it took advantage of a rally in small company stocks, particularly in the technology sector. For the six-month period, the Fund's Class A shares had a total return of 17.06%. The Fund's Class B and C shares had total returns of 16.77% and 16.52%, respectively, and Class Y shares had a return of 16.99%. During the same six-month period, the Russell 2000 Index, a commonly used benchmark for small-company stocks, had a return of 10.00% and the average small company stock fund had a return of 12.52%, according to Lipper Inc., an independent monitor of mutual fund performance. Fund returns are before deduction of any sales charges, if applicable.


                                  Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                    $788,518,665
--------------------------------------------------------------------------------
Number of Holdings                                                           156
--------------------------------------------------------------------------------
Beta                                                                        1.30
--------------------------------------------------------------------------------
P/E Ratio                                                                  29.2x
--------------------------------------------------------------------------------

Would you describe the investment environment and the factors that affected performance?

The stock market recovered strongly during the period, which began on October 1, 1998. Widespread fears that the economic problems in Asia and Latin America would spread to the rest of the world depressed the market during the late summer and early fall of 1998. The market actually hit its low point on October 8, 1998, shortly after the Fund's new fiscal year began. As it turned out, the worst fears about the secondary effects of the Asian crisis turned out to be exaggerated, and investors regained confidence in the markets.

This return of confidence was helped by the actions of the U.S. Federal Reserve Board, which reduced short-term interest rates three successive times in the fall of 1998.

As a general rule, small company stocks perform well when needs emerge for new products and services. These growing needs create opportunities for emerging businesses. During the period, the most visible opportunities were created in the telecommunications and Internet areas, both of which have been driven by the enormous demand for more information and for faster communication of this information.

What were your principal strategies that supported the Fund's performance?

In managing the Fund, we have tried to take advantage of the growing opportunities in telecommunications and the Internet by emphasizing infrastructure-related companies. We have invested in semi-conductor manufacturers, in telecommunications equipment companies, in local phone companies that are improving their services by expanding their fiber-optic capacities, and in international long-distance providers.

We also have invested in a number of hotel and casino companies and in the energy industry. We believe stocks of hotel and casino companies had been very depressed in price, and we saw opportunities as several new casinos were opened in Las Vegas, which stimulated demand. These stocks were selling for prices far below the underlying value of their businesses. Energy stocks were a more recent addition. We believe that oil prices had declined so much that they had driven the prices of energy-related stocks to very attractive valuation levels. We see signs of an improving outlook for energy stocks. The Organization of Petroleum Exporting Nations (OPEC) has taken steps to limit new supply of oil while we see continued demand for energy products and services. The growth opportunities in this sector have become extremely attractive.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                           Small Company Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

We also have had strong performance from some of our investments in broadcasting and radio, including Univision, the nation's largest Spanish-language television programming company, and Jacor Communications, owner of a chain of radio stations.

                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)

Information Services & Technology                                         15.3%
--------------------------------------------------------------------------------
Electrical Equipment & Services                                           13.0%
--------------------------------------------------------------------------------
Retailing & Wholesale                                                      6.9%
--------------------------------------------------------------------------------
Healthcare Products & Services                                             6.6%
--------------------------------------------------------------------------------
Telecommunication Services & Equipment                                     6.1%
--------------------------------------------------------------------------------

Which other stocks were major contributors to performance?

Safeguard Scientific, a company that invests in start-up software and technology companies, was the largest single contributor. Its stock was up 179% during the six-month period. Uniphase Corp., which produces fiber-optic equipment, was another very strong performer, as was Univision, mentioned earlier.

The list of top-performers also includes a number of internet infrastructure companies and telecommunications-related firms, including CMGI, Exodus Communications and Conexant Systems Inc. Outside the internet area, we had very successful investments in Roper Industries, an industrial manufacturer, and in the electronics retailer Best Buy, which we saw as an opportunity to take advantage of the new DVD products, including digital television.


                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

Safeguard Scientifics, Inc.                                                4.4%
--------------------------------------------------------------------------------
Roper Industries, Inc.                                                     2.7%
--------------------------------------------------------------------------------
Univision Communications, Inc. Cl. A                                       2.6%
--------------------------------------------------------------------------------
Devry, Inc.                                                                2.5%
--------------------------------------------------------------------------------
Uniphase Corp.                                                             2.5%
--------------------------------------------------------------------------------
Astoria Financial Corp.                                                    2.0%
--------------------------------------------------------------------------------
United States Cellular Corp.                                               1.9%
--------------------------------------------------------------------------------
McLeod USA, Inc., Cl. A                                                    1.7%
--------------------------------------------------------------------------------
Outdoor Systems, Inc.                                                      1.5%
--------------------------------------------------------------------------------
Intermedia Communications, Inc.                                            1.4%
--------------------------------------------------------------------------------

In light of the performance over the past six months, why wouldn't an investor looking for significant growth just invest in Internet stocks rather than a small company mutual fund?

Clearly, a lot of the performance has come from the expansion of the Internet, and it is easy to see how an investor might think there was easy money to be made by investing in the Internet, but many of these stocks are over-priced, especially in the direct Internet companies. The potential of these companies is huge, but the uncertainties and risks also are very high. That is why we have chosen not to invest significantly in companies directly involved in the Internet. We have focused on the companies that provide the infrastructure to make the Internet go. We believe these companies have significant opportunities that don't depend on the success or failure of particular web sites.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                           Small Company Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


Beyond that strategy, we continue to believe that investors need to be diversified beyond one sector of the market, and need to have independent, professional research to stay on top of changes in a very dynamic market. This is why we believe a diversified mutual fund makes sense. We believe much of our success comes from our independent research that enables us to identify stocks that may have problems, before the overall stock market identifies those companies. This has allowed us to sell the stocks before they suffer corrections.

What is your outlook for small company investing?

We see opportunity. Small company stocks still are trading at very attractive valuations, especially in relation to large company stock prices. We are seeing some very compelling companies whose stocks are trading at price-to-earnings ratios of just 10 or 11, while the typical large company stock is much more expensive. At a time when the 30-year Treasury bond has a yield of about 5.5%, small company stock valuations look extremely attractive by most historical standards.

We also believe there will be a lot of volatility in the markets. Many of the stocks of companies with the best outlooks already have had substantial price appreciation over the past several months, and this can cause some dramatic price swings. Stock prices, after all, don't go up all the time. The risks are that many stocks are exposed to the ups and downs of the economy, and the market severely punishes the stock of any company that reports disappointing earnings.

We have built a team and a process that applies a rigorous discipline to our analysis of small company stocks. We believe we will continue to find some very attractive--even compelling--opportunities in a dynamic market.

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Stock Selector Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

We continued to maintain a portfolio composed of the best stocks we could find, diversified across all economic sectors and industries.

                             Portfolio Management
--------------------------------------------------------------------------------
                   [PHOTO OF JOSEPH E. STOCKE APPEARS HERE]

                             Joseph E. Stocke, CFA
                            Tenure:  February 1990

CURRENT INVESTMENT STYLE/1/

[STYLE BLOCK APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Classes A and B are 0.25% and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------
Portfolio Inception Date: 2/28/90     Class A       Class B       Class Y
Class Inception Date                  2/28/90       11/7/97       2/21/95
 ................................................................................
Average Annual Returns*
 ................................................................................
6 month with sales charge              29.66%        30.61%          n/a
 ................................................................................
6 months w/o sales charge              36.10%        35.61%        36.30%
 ................................................................................
1 year with sales charge                3.94%         3.50%          n/a
 ................................................................................
1 year w/o sales charge                 9.13%         8.37%         9.45%
 ................................................................................
3 years                                20.85%        18.20%        23.10%
 ................................................................................
5 years                                21.21%        19.83%        22.60%
 ................................................................................
Since Portfolio Inception              17.49%        16.87%        18.24%
 ................................................................................
Maximum Sales Charge                    4.75%         5.00%          n/a
                                      Front End        CDSC
 ................................................................................
6-month income distributions
per share                              $0.01            --         $0.01
 ................................................................................
6-month capital gain distributions
per share                              $4.11         $4.11         $4.11
 ................................................................................
* Adjusted for maximum sales charge.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


            Evergreen
 Date     Stock Selector A    S & P 500 Composite    Consumer Price Index - US
 ----     ----------------    -------------------    -------------------------
2/28/90       $  9,452               $ 10,000                $ 10,000
3/31/90       $  9,811               $ 10,265                $ 10,055
3/31/91       $ 11,447               $ 11,744                $ 10,547
3/31/92       $ 13,674               $ 13,041                $ 10,883
3/31/93       $ 15,200               $ 15,027                $ 11,219
3/31/94       $ 15,613               $ 15,249                $ 11,500
3/31/95       $ 17,129               $ 17,623                $ 11,828
3/31/96       $ 23,128               $ 23,280                $ 12,150
3/31/97       $ 27,053               $ 27,895                $ 12,500
3/31/98       $ 39,273               $ 41,284                $ 12,672
3/31/99       $ 42,693               $ 48,863                $ 12,890

Comparison of a $10,000 investment in Evergreen Stock Selector Fund, Class A shares/2/, versus a similar investment in the S&P 500 and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Stock Selector Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

How did the fund perform?

For the six months ended March 31, 1999, Class A shares produced a total return of 36.10%, Class B shares returned 35.61% and Class Y shares returned 36.30%. For the same period, the Standard & Poor's 500 Stock Index (S&P 500) returned 4.86%. The returns are before the deduction of any applicable sales charges.


     Portfolio Characteristics
     -------------------------
Total Net Assets        $425,971,721
 ....................................
Number of Holdings                86
 ....................................
Beta                            1.15
 ....................................
P/E Ratio                      21.2x
 ....................................


What was the investment environment like during the period?

The investment environment for stocks was positive during the six months. First quarter returns on stocks were aided primarily by corporate earnings, which showed their best growth since the beginning of the Asian financial crisis in 1997. Signs of a nascent Asian recovery and greater confidence in the strength of Latin American economies following Brazil's currency devaluation also helped buoy U.S. stocks. Seasonal cash flows from year-end bonuses and contributions to Individual Retirement Accounts (IRAs) and pension plans were positive, as were low inflation and continuing productivity enhancements by U.S. businesses.

What accounted for the Fund's strong performance?

Stock selection was key to performance. We continued to maintain a portfolio composed of the best stocks we could find. As is always the case, the portfolio's holdings were diversified across all economic sectors and industries. In managing the Fund, we continued to use a strategy that combines quantitative analysis with qualitative research. The portfolio was fully invested among large-cap, mid-cap and small-cap stocks.


                    Top 5 Industries
                    ----------------
            (as a percentage of net assets)

Information Services & Technology               13.3%
 .....................................................
Finance & Insurance                             11.6%
 .....................................................
Retailing & Wholesale                            8.1%
 .....................................................
Communication Systems & Services                 7.7%
 .....................................................
Healthcare Products & Services                   6.5%
 .....................................................

What were some of the major themes in the portfolio?

Internet, communications and media were important portfolio themes. For example, in the broad area of technology, we emphasized companies that we believe should continue to benefit from the growth of the Internet. In this area, America Online (AOL) and Microsoft were exceptional performers. AOL was the largest contributor to performance. We believe the continued rapid adoption of Internet services, coupled with growing market share of corporate advertising dollars and fees from electronic commerce, provide AOL with the potential for tremendous future earnings growth. Microsoft continues to be the dominant player in desktop software and a growing presence in network-related software. The company is also profiting from the unit growth of personal computers.

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Stock Selector Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

The portfolio's communications holdings also helped boost performance. In this area we focused on aggressive, leading-edge companies, such as MCI WorldCom and Qwest Communications. Both of these companies are benefiting from at least two strong trends--the growth of the Internet and the increase of data communications services. We sold holdings in Airtouch, a cellular communications company, after the company's stock price rose significantly. Airtouch is being acquired by Vodaphone.

In the consumer cyclicals area, we emphasized companies for which strong consumer spending is a factor in earnings growth. These included media-related companies, such as Gemstar, News Corp, Fox, Emmis Broadcasting, MediaOne and USA Networks. We also considered consumer spending when choosing retail companies for the portfolio. We favored growth retailers that we believe are leading-edge businesses, such as Abercrombie and Fitch, Dayton Hudson and Lowes.


                               Top 10 Holdings
                               ---------------
                       (as a percentage of net assets)

Microsoft Corp.                                                     4.9%
------------------------------------------------------------
MCI WorldCom, Inc.                                                  4.8%
------------------------------------------------------------
America Online, Inc.                                                4.7%
------------------------------------------------------------
General Electric Co.                                                3.1%
------------------------------------------------------------
Lucent Technologies, Inc.                                           2.9%
------------------------------------------------------------
Mediaone Group, Inc.                                                2.8%
------------------------------------------------------------
Conseco, Inc.                                                       2.8%
------------------------------------------------------------
Fred Meyer, Inc.                                                    2.4%
------------------------------------------------------------
Texas Instruments, Inc.                                             2.3%
------------------------------------------------------------
BankAmerica Corp.                                                   2.3%
------------------------------------------------------------


What other areas performed well?

The portfolio's transportation holdings produced robust returns. In particular, Delta Airlines was one of the top five contributors to performance. Improved travel from Southeast Asia, low fuel prices and the use of the Internet in booking reservations were all factors in Delta's strong showing. Canadian National Railway also outperformed mainly because of increased auto shipments in the aftermath of the General Motors strike.

The portfolio's financial stocks produced mixed results. Many financial stocks bounced back from a generally poor 1998. The frenzy surrounding the Dow's climb to 10,000 and robust initial public offering and merger activity helped brokerage stocks lead the financial sector's advance. Lehman Brothers was among the Fund's top five contributors to performance. Large capitalization banks and insurers also did well despite rising interest rates. Everest Reinsurance, a specialty reinsurance company, held back the Fund's returns in this area, because investors were unwilling to pay a premium for this value-oriented company.

Which sectors or industries did not perform well?

Two of the portfolio's healthcare stocks under-performed: Mylan Labs, which is under government investigation because of price increases on a couple of its products; and Warner Lambert, which has had continued negative developments with Rezulin, its diabetes product.

In the consumer staples area, tobacco litigation dampened the performance of RJR Nabisco. In addition, returns on Canadaigua Brands, a beverage company, were poor because of a new competing product introduction.

What is your outlook?

We are confident about the long-term prospects for the stocks in the portfolio. Although we are certainly aware of the macroeconomic issues facing the stock market, such as high valuations, rising interest rates, the possibility of higher inflation brought about by tight labor markets and rising oil prices, we will continue to maintain our strategy of being fully invested and of selecting the best stocks in all economic sectors.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                             Strategic Growth Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999


It was a good period for stock investing, particularly in large-cap stocks, and especially in technology.

Portfolio Management
--------------------

[PHOTO OF MAUREEN E. CULLINANE APPEARS HERE]

Maureen E. Cullinane, CFA
Tenure: April 1995

-------------------------------------
     CURRENT INVESTMENT STYLE1
-------------------------------------

[GRAPHIC OF STYLE BOX APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/99.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

1 Source: 1999 Morningstar, Inc.

2 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes A and C prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Class A have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Classes A, B, and C are 0.25%, 1.00%, and 1.00%, respectively. If these fees had not been eliminated, returns would have been lower.


--------------------------------------------------------------------------------
                           Performance and Returns2
--------------------------------------------------------------------------------
Portfolio Inception Date: 9/11/35       Class A       Class B       Class C
Class Inception Date                    1/20/98       9/11/35       1/22/98
--------------------------------------------------------------------------------
Average Annual Returns*
--------------------------------------------------------------------------------
6 month with sales charge                23.44%        24.03%        28.03%
--------------------------------------------------------------------------------
6 months w/o sales charge                29.56%        29.03%        29.03%
--------------------------------------------------------------------------------
1 year with sales charge                 13.28%        13.23%        17.12%
--------------------------------------------------------------------------------
1 year w/o sales charge                  18.98%        18.23%        18.12%
--------------------------------------------------------------------------------
3 years                                  23.65%        24.47%        24.78%
--------------------------------------------------------------------------------
5 years                                  19.80%        20.12%        20.10%
--------------------------------------------------------------------------------
10 years                                 16.72%        16.76%        16.34%
--------------------------------------------------------------------------------
Since Portfolio Inception                11.85%        11.80%        11.69%
--------------------------------------------------------------------------------
Maximum Sales Charge                      4.75%         5.00%         1.00%
                                       Front End        CDSC          CDSC
--------------------------------------------------------------------------------
6-month capital gain distributions
per share                                $1.34         $1.34         $1.34
--------------------------------------------------------------------------------
* Adjusted for maximum sales charge.


--------------------------------------------------------------------------------
                               Long Term Growth
--------------------------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]

           Evergreen Strategic                                 Consumer Price
 Date            Growth B            S & P 500 Composite         Index - US
 ----            --------            -------------------         ----------
3/31/89          $ 10,000                $ 10,000                 $ 10,000
3/31/90          $ 11,385                $ 11,927                 $ 10,523
3/31/91          $ 12,959                $ 13,646                 $ 11,038
3/31/92          $ 15,096                $ 15,153                 $ 11,390
3/31/93          $ 16,837                $ 17,460                 $ 11,742
3/31/94          $ 18,681                $ 17,717                 $ 12,036
3/31/95          $ 19,224                $ 20,476                 $ 12,379
3/31/96          $ 24,049                $ 27,048                 $ 12,717
3/31/97          $ 26,927                $ 32,411                 $ 13,083
3/31/98          $ 39,834                $ 47,967                 $ 13,262
3/31/99          $ 47,096                $ 56,774                 $ 13,491

Comparison of a $10,000 investment in Evergreen Strategic Growth Fund, Class B shares2, versus a similar investment in the S&P 500 Index and the Consumer Price Index (CPI).

The S&P 500 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                             Strategic Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Fund perform in the six months ended March 31, 1999?

The Strategic Growth Fund had very strong performance. For the six-month period, the Fund's Class A shares had a total return of 29.56%, while Class B and Class C shares each had returns of 29.03%. During the same six-month period, the average growth fund had a return of 29.09%, as measured by Lipper Inc., an independent monitor of mutual fund performance. The returns are before deduction of any applicable sales charges.


                Portfolio Characteristics
                -------------------------

Total Net Assets                    $1,014,859,807
--------------------------------------------------
Number of Holdings                              63
--------------------------------------------------
Beta                                          1.09
--------------------------------------------------
P/E Ratio                                    35.2x
--------------------------------------------------


What was the investment environment like during the period?

It was a good period for stock investing, particularly in large-cap stocks, and especially in technology.

The period started out in early October 1998 amid continued worries about the potential effect of overseas economic problems on the U.S. The stock market was well into a deep correction that had started in August when the Russian government defaulted on part of its external debt. In addition to the foreign problems, a prominent hedge fund--Long-Term Capital--came close to failing. Investors were very concerned that the confluence of a number of global problems eventually would slow the economy in the U.S. and erode corporate profits.

The U.S. Federal Reserve Board stepped in by lowering short-term interest rates three successive times in the fall, restoring liquidity and confidence to the market. At the same time, investors took encouragement from high consumer confidence, low inflation, and favorable earnings reports from a number of technology companies.

Led by large-cap stocks, the market took off to a succession of new highs during the fourth quarter of 1998 and the first quarter of 1999. Large-company technology stocks were the performance leaders. Demand for technology products continued to grow, as corporations used technology to improve their earnings and enhance their productivity. The well publicized "Y2K" problem--the question of whether data processing systems could deal with calendar dates after December 31, 1999--only added to the demand for technology products and services.

Although the major stock market averages climbed to record heights during the six-month period, the best performance was concentrated in large-cap technology companies, with periods of outperformance in financial services, consumer cyclicals and even energy stocks.

What is your strategy in managing the Strategic Growth Fund?

We are looking for consistency of earnings growth in good companies.

The Strategic Growth Fund is a well-diversified growth fund that traditionally tends to emphasize large-capitalization companies. During the past six months, we have emphasized large-cap technology, finance and consumer-related companies, where we have found the greatest consistency of earnings growth. All three areas have helped performance. Although we have emphasized the larger-sized companies, we also have invested in mid-cap stocks and, to a modest degree, in small-cap stocks.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                             Strategic Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

In managing the Strategic Growth Fund, we place the greatest emphasis on consistency of earnings growth. In our stock selection process, we use mathematical tools and trend line analysis to measure earnings records; then we do fundamental analysis to examine each stock. We want at least 60% of the Fund to be invested in companies that are in the top-third of all companies in consistency of earnings.


                               Top 5 Industries
                               ----------------
                       (as a percentage of net assets)

Information Services & Technology                             18.4%
-------------------------------------------------------------------
Finance & Insurance                                           11.9%
-------------------------------------------------------------------
Pharmaceuticals                                               11.1%
-------------------------------------------------------------------
Retailing & Wholesale                                         10.4%
-------------------------------------------------------------------
Printing, Publishing, Broadcasting & Entertainment             8.7%
-------------------------------------------------------------------


What factors contributed to the Strategic Growth Fund's strong performance?


The Fund's focus on large-company technology stocks was a major factor. In the December-January period, when technology stocks were performing exceptionally well, almost 35% of Fund assets were in this sector. We took profits in several stocks that had appreciated sharply during the period. By March 31, the technology weighting still was 29% of net assets. Major holdings that contributed to performance included Microsoft, Cisco Systems, EMC and America Online.

Finance was not a major area of emphasis, but our investments helped performance. We moved in and out of the finance sector as opportunities appeared, with the Fund's weightings varying between 2% and 10% of net assets during the six months. Contributors to performance included American Express, Citigroup, Morgan Stanley-Dean Witter, Merrill Lynch and Lehman Brothers.

We emphasized the healthcare industries during the period, with weightings as high as 15% of assets. We focused primarily on pharmaceutical companies and avoided hospital management companies and HMOs, which have been having problems. Our investments include Pfizer, a major pharmaceutical company, and Medtronic, a medical products firm that produces implantable devices such as pacemakers.

We also had a successful emphasis on consumer cyclicals, including broadcasters and entertainment companies, with holdings in companies such as Time-Warner, CBS and Clear Channel Communications, operator of a group of radio stations.



                               Top 10 Holdings
                               ---------------
                        (as a percentage of net assets)

Microsoft Corp.                                                   3.8%
----------------------------------------------------------------------
General Electric Co.                                              3.8%
----------------------------------------------------------------------
Pfizer, Inc.                                                      3.7%
----------------------------------------------------------------------
Monsanto Co.                                                      3.4%
----------------------------------------------------------------------
Cisco Systems, Inc.                                               3.0%
----------------------------------------------------------------------
Time Warner, Inc.                                                 2.9%
----------------------------------------------------------------------
Intel Corp.                                                       2.7%
----------------------------------------------------------------------
Staples, Inc.                                                     2.4%
----------------------------------------------------------------------
American Express Co.                                              2.3%
----------------------------------------------------------------------
America Online, Inc.                                              2.3%
----------------------------------------------------------------------

--------------------------------------------------------------------------------
                               E V E R G R E E N
                             Strategic Growth Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

What is your outlook?

We may see some choppiness in the market over the next six months, with different industries moving in and out of favor. The technology stocks, which have had such tremendous performance, may start to cool a bit. We have already pulled back from technology somewhat. We believe we can continue to find opportunities in the healthcare industry, where the earnings outlook is positive.

The consumer is in great shape; ready, willing and able to spend, and that bodes well for the consumer-related industries, including retail and consumer cyclicals. It would not be a surprise to us if cyclical companies, whose fortunes rise and fall with movements in the business cycle, were to come back after relatively poor performance over the past two years. We have already seen some signs of a revival in cyclicals.

Although there still are issues to worry about, such as Y2K or global economic growth and inflation, we remain cautiously optimistic.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                           Tax Strategic Equity Fund
--------------------------------------------------------------------------------
                     Fund at a Glance as of March 31, 1999

The investment strategy of this Fund is to achieve long-term growth in a tax-efficient manner, minimizing the payout of taxable income and capital gains.

                                  Portfolio
                                  Management
                                 ------------

                   [PHOTO OF STEPHEN A. LIEBER APPEARS HERE]

                               Stephen A. Lieber
                           Tenure:  September, 1998

/1/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Classes A, B, and C are 0.25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/1/
--------------------------------------------------------------------------------
Portfolio Inception Date: 9/1/98       Class A    Class B    Class C    Class Y
Class Inception Date                    9/4/98   10/14/98    11/4/98     9/1/98
--------------------------------------------------------------------------------
Average Annual Returns*
--------------------------------------------------------------------------------
6 months with sales charge              21.82%     22.61%     26.79%       n/a
--------------------------------------------------------------------------------
6 months w/o sales charge               27.89%     27.61%     27.79%     28.26%
--------------------------------------------------------------------------------
Cumulative Since Portfolio
Inception with sales charge             29.71%     30.90%     35.10%       n/a
--------------------------------------------------------------------------------
Cumulative Since Portfolio
Inception w/o sales charge              36.20%     35.90%     36.10%     36.60%
--------------------------------------------------------------------------------
Maximum Sales Charge                     4.75%      5.00%      1.00%       n/a
                                      Front End     CDSC       CDSC
--------------------------------------------------------------------------------
*Adjusted for maximum sales charge.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

              Evergreen Tax                                Consumer Price
 Date        Strat Foundation A        S&P 500               Index - US
 ----        ------------------        -------               ----------
 8/31/98          $  9,524            $ 10,000                $ 10,000
 9/30/98          $ 10,143            $ 10,641                $ 10,012
10/31/98          $ 11,714            $ 11,506                $ 10,024
11/30/98          $ 12,533            $ 12,203                $ 10,049
12/31/98          $ 12,981            $ 12,906                $ 10,049
 1/31/99          $ 12,638            $ 13,436                $ 10,073
 2/28/99          $ 12,400            $ 13,018                $ 10,085
 3/31/99          $ 12,971            $ 13,538                $ 10,097


Comparison of a $10,000 investment in Evergreen Tax Strategic Equity Fund, Class A shares1, versus a similar investment in the S&P 500 Index and the Consumer Price Index (CPI).

The S&P 500 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                           Tax Strategic Equity Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Fund perform during the six-month period?

Evergreen Tax Strategic Equity Fund Class A provided a return of 27.89% for the six months ended March 31, 1999. Class B returned 27.61%, Class C returned 27.79% and Class Y returned 28.26% for the same period. The Fund had a total return of +36.60%, Class Y, since its inception on September 1, 1998. These returns are before deduction of any applicable sales charges.


                                  Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                    $16,435,727
--------------------------------------------------------------------------------
Number of Holdings                                                           84
--------------------------------------------------------------------------------
Beta                                                                        n/a
--------------------------------------------------------------------------------
P/E Ratio                                                                 21.6x
--------------------------------------------------------------------------------

What is the Fund's investment strategy?

The investment strategy of this Fund is to achieve long-term growth in a tax-efficient manner, minimizing the payout of taxable income and capital gains. The Fund will substantially follow the strategies which have been operative in the Evergreen Tax Strategic Foundation Fund, limited, however, to equities only in this Fund. These strategies include concentration on the use of common stocks whose payout policies allow for significant stock buybacks as the most tax-efficient means of utilizing retained earnings and facilitating increased capital values for shareholders. The Fund will also favor non-dividend paying common stocks, or those with a favorable tax treatment of dividend payouts which include dividends which will receive capital gains treatment to be realized only on the disposition of shares. Further, the Fund will employ investment strategies aimed at offsetting gains when realized. In selecting securities, the aim will be for long-term holding growth opportunities necessitating limited turnover.

Which were the Fund's top performers?

The top ten equity performers during the quarter were: Sprint Corp. (PCS Group), +91.3%; Frontier Corp., +54.4%; Boston Scientific Corp., +51.3%; Merrill Lynch & Co., Inc., +36.3%; Schlumberger Ltd., +30.3%; Citigroup, Inc., +28.8%; American International Group, Inc., +26.4%; AFLAC, Inc., +23.7%; Coca-Cola FEMSA S.A. de C.V., +23.1%; and Williams Companies, Inc. (The), +21.2%.


                               Top 5 Industries
                               ----------------
                        (as a percentage of net assets)

Finance & Insurance                                                       21.5%
--------------------------------------------------------------------------------
Banks                                                                      8.9%
--------------------------------------------------------------------------------
Information Services & Technology                                          8.8%
--------------------------------------------------------------------------------
Retailing & Wholesale                                                      6.8%
--------------------------------------------------------------------------------
Building, Construction & Furnishings                                       6.1%
--------------------------------------------------------------------------------

Thirty-two securities were purchased for the Fund's portfolio during the quarter. The largest purchases included: Orbital Sciences Corp., Donna Karan International Inc., Health Management Associates, Inc., Frontier Corp., and Enhance Financial Services Group, Inc. These selections come as the balance of the portfolio represent a mix between large and medium capitalization companies. We anticipate that these two segments of the market spectrum will provide the bulk of the Fund's holdings. Our aim is to build a liquid, high-quality equity portfolio. There was only one sale during the quarter, State Street Corp., for a gain of 40.5%.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                           Tax Strategic Equity Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)

International Business Machines Corp.                                  5.0%
--------------------------------------------------------------------------------
Frontier Corp.                                                         3.5%
--------------------------------------------------------------------------------
Orbital Sciences Corp.                                                 3.3%
--------------------------------------------------------------------------------
American Bankers Insurance Group, Inc.                                 3.2%
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                2.9%
--------------------------------------------------------------------------------
Donna Karan International, Inc.                                        2.5%
--------------------------------------------------------------------------------
Fair Issac & Co., Inc.                                                 2.3%
--------------------------------------------------------------------------------
BankBoston Corp.                                                       2.2%
--------------------------------------------------------------------------------
Time Warner, Inc.                                                      2.2%
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                              2.2%
--------------------------------------------------------------------------------

How did mergers and acquisitions help the Fund?

Two companies received acquisition offers during the quarter: BankBoston Corp. received an offer from Fleet Financial Group, Inc.; and Frontier Corp. from Global Crossing Ltd. These transactions reflect the Fund's continuing search for growth opportunities considered so significantly undervalued that peers or competitors will buy the company at prices higher than they were originally purchased for the Fund.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                             Agressive Growth Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended       Year Ended September 30,
                          March 31, 1999 # -------------------------------------------       Year Ended
                            (Unaudited)     1998 #     1997 #     1996     1995 (a)(b)  October 31, 1994 (b)#
 .............................................................................................................
 CLASS A SHARES
 .............................................................................................................
 Net asset value,
  beginning of period         $  21.26     $  23.48   $  21.04   $ 17.37     $ 13.85           $ 14.44
                              --------     --------   --------   -------     -------           -------
 .............................................................................................................
 Income from investment
  operations
 .............................................................................................................
 Net investment income           (0.11)       (0.25)     (0.21)    (0.15)      (0.16)            (0.13)
 .............................................................................................................
 Net realized and
  unrealized gains or
  losses on securities            7.61        (1.12)      2.65      4.46        3.68             (0.22)
                              --------     --------   --------   -------     -------           -------
 .............................................................................................................
 Total from investment
  operations                      7.50        (1.37)      2.44      4.31        3.52             (0.35)
                              --------     --------   --------   -------     -------           -------
 .............................................................................................................

 Distributions to
  shareholders from
 .............................................................................................................
 Net realized gains              (2.63)       (0.85)         0     (0.64)          0             (0.24)
                              --------     --------   --------   -------     -------           -------
 .............................................................................................................
 Total distributions to
  shareholders                   (2.63)       (0.85)         0     (0.64)          0             (0.24)
                              --------     --------   --------   -------     -------           -------
 .............................................................................................................

 Net asset value, end of
  period                      $  26.13     $  21.26   $  23.48   $ 21.04     $ 17.37           $ 13.85
                              --------     --------   --------   -------     -------           -------
 .............................................................................................................
 Total return*                   38.30%       (5.93%)    11.60%    25.62%      25.42%            (2.42%)
 .............................................................................................................
 Ratios and supplemental
  data
 .............................................................................................................
 Net assets, end of
  period (thousands)          $177,732     $137,776   $173,982   $96,608     $70,858           $64,635
 .............................................................................................................
 Ratios to average net
  assets
   Expenses                       1.23%+       1.33%      1.26%     1.22%       1.47%+            1.25%
 .............................................................................................................
   Net investment income         (1.00%)+     (1.14%)    (1.05%)   (0.86%)     (1.12%)+          (0.92%)
 .............................................................................................................
 Portfolio turnover rate            10%          22%        56%       33%         31%               59%
 .............................................................................................................

                          Six Months Ended     Year Ended September 30,
                          March 31, 1999 # --------------------------------------
                            (Unaudited)    1998 #    1997 #     1996     1995 (c)
 ..................................................................................
 CLASS B SHARES
 ..................................................................................
 Net asset value,
  beginning of period         $ 20.78      $ 23.18   $ 20.89   $ 17.35    $15.82
                              -------      -------   -------   -------    ------
 ..................................................................................
 Income from investment
  operations
 ..................................................................................
 Net investment income          (0.18)       (0.41)    (0.37)    (0.16)    (0.03)
 ..................................................................................
 Net realized and
  unrealized gains or
  losses on securities           7.41        (1.14)     2.66      4.34      1.56
                              -------      -------   -------   -------    ------
 ..................................................................................
 Total from investment
  operations                     7.23        (1.55)     2.29      4.18      1.53
                              -------      -------   -------   -------    ------
 ..................................................................................

 Distributions to
  shareholders from
 ..................................................................................
 Net realized gains             (2.63)       (0.85)        0     (0.64)        0
                              -------      -------   -------   -------    ------
 ..................................................................................
 Total distributions to
  shareholders                  (2.63)       (0.85)        0     (0.64)        0
                              -------      -------   -------   -------    ------
 ..................................................................................

 Net asset value, end of
  period                      $ 25.38      $ 20.78   $ 23.18   $ 20.89    $17.35
                              -------      -------   -------   -------    ------
 ..................................................................................
 Total return*                  37.84%       (6.82%)   10.96%    24.88%     9.67%
 ..................................................................................
 Ratios and supplemental
  data
 ..................................................................................
 Net assets, end of
  period (thousands)          $51,943      $36,301   $41,167   $21,644    $2,858
 ..................................................................................
 Ratios to average net
  assets
   Expenses                      1.98%+       2.08%     2.02%     1.98%     2.09%+
 ..................................................................................
   Net investment income        (1.74%)+     (1.88%)   (1.80%)   (1.60%)   (1.71%)+
 ..................................................................................
 Portfolio turnover rate           10%          22%       56%       33%       31%
 ..................................................................................

(a) For the eleven months ended September 30, 1995. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 1995.
(b) Effective June 30, 1995, Evergreen Aggressive Growth Fund, a new series of Evergreen Trust, acquired substantially all of the net assets of ABT Emerg-ing Growth Fund. ABT Emerging Growth Fund, which had a fiscal year that ended on October 31 was the accounting survivor in the combination. Accord-ingly, the information above includes the result of operations of ABT Emerging Growth Fund prior to June 30, 1995.
(c) For the period from July 7, 1995 (commencement of class operations) to Sep-tember 30, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                            Agrressive Growth Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended      Year Ended September 30,
                          March 31, 1999 # -----------------------------------
                            (Unaudited)    1998 #   1997 #    1996    1995 (a)
 ................................................................................
 CLASS C SHARES
 ................................................................................
 Net asset value,
  beginning of period          $20.75      $23.16   $20.88   $17.31    $16.42
                               ------      ------   ------   ------    ------
 ................................................................................
 Income from investment
  operations
 ................................................................................
 Net investment income          (0.18)      (0.41)   (0.36)   (0.15)    (0.01)
 ................................................................................
 Net realized and
  unrealized gains or
  losses on securities           7.38       (1.15)    2.64     4.36      0.90
                               ------      ------   ------   ------    ------
 ................................................................................
 Total from investment
  operations                     7.20       (1.56)    2.28     4.21      0.89
                               ------      ------   ------   ------    ------
 ................................................................................

 Distributions to
  shareholders from
 ................................................................................
 Net realized gains             (2.63)      (0.85)       0    (0.64)        0
                               ------      ------   ------   ------    ------
 ................................................................................
 Total distributions to
  shareholders                  (2.63)      (0.85)       0    (0.64)        0
                               ------      ------   ------   ------    ------
 ................................................................................

 Net asset value, end of
  period                       $25.32      $20.75   $23.16   $20.88    $17.31
                               ------      ------   ------   ------    ------
 ................................................................................
 Total return*                  37.75%      (6.87%)  10.92%   25.11%     5.42%
 ................................................................................
 Ratios and supplemental
  data
 ................................................................................
 Net assets, end of
  period (thousands)           $4,489      $2,570   $3,992   $  991    $  416
 ................................................................................
Ratios to average net
  assets
 Expenses                        1.98%+      2.08%    2.02%    1.96%     2.09%+
 ................................................................................
 Net investment income          (1.74%)+    (1.88%)  (1.80%)  (1.57%)   (1.51%)+
 ................................................................................
 Portfolio turnover rate           10%         22%      56%      33%       31%
 ................................................................................

                          Six Months Ended        Year Ended September 30,
                          March 31, 1999 # --------------------------------------
                            (Unaudited)    1998 #    1997 #     1996     1995 (b)
 ....................................................................................
 CLASS Y SHARES
 ....................................................................................
 Net asset value,
  beginning of period         $ 21.46      $ 23.57   $ 21.09   $ 17.38    $15.79
                              -------      -------   -------   -------    ------
 ....................................................................................
 Income from investment
  operations
 ....................................................................................
 Net investment income          (0.08)       (0.20)    (0.17)    (0.06)    (0.01)
 ....................................................................................
 Net realized and
  unrealized gains or
  losses on securities           7.70        (1.06)     2.65      4.41      1.60
                              -------      -------   -------   -------    ------
 ....................................................................................
 Total from investment
  operations                     7.62        (1.26)     2.48      4.35      1.59
                              -------      -------   -------   -------    ------
 ....................................................................................
 Distributions to
  shareholders from
 ....................................................................................
 Net realized gains             (2.63)       (0.85)        0     (0.64)        0
                              -------      -------   -------   -------    ------
 ....................................................................................
 Total distributions to
  shareholders                  (2.63)       (0.85)        0     (0.64)        0
                              -------      -------   -------   -------    ------
 ....................................................................................

 Net asset value, end of
  period                      $ 26.45      $ 21.46   $ 23.57   $ 21.09    $17.38
                              -------      -------   -------   -------    ------
 ....................................................................................
 Total return                   38.51%       (5.43%)   11.76%    25.84%    10.07%
 ....................................................................................
 Ratios and supplemental
  data
 ....................................................................................
 Net assets, end of
  period (thousands)          $34,501      $28,314   $44,384   $25,918    $1,889
 ....................................................................................
 Ratios to average net
  assets
  Expenses                       0.98%+       1.08%     1.01%     0.97%     1.08%+
 ....................................................................................
  Net investment income         (0.74%)+     (0.89%)   (0.78%)   (0.60%)   (0.71%)+
 ....................................................................................
 Portfolio turnover rate           10%          22%       56%       33%       31%
 ....................................................................................

(a) For the period from August 3, 1995 (commencement of class operations) to September 30, 1995.
(b) For the period from July 11, 1995 (commencement of class operations) to September 30, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding during the period .


                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Evergreen Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                            Six Months Ended   Year Ended September 30,
                             March 31, 1999  ---------------------------------
                              (Unaudited)    1998 #   1997 #   1996   1995 (a)
 ................................................................................
 CLASS A SHARES
 ................................................................................
 Net asset value,
  beginning of period            $21.11      $22.96   $17.64  $15.55   $11.97
                                 ------      ------   ------  ------   ------
 ................................................................................
 Income from investment
  operations
 ................................................................................
 Net investment income             0.03        0.06     0.11    0.12     0.01
 ................................................................................
 Net realized and
  unrealized gains or
  losses on securities             3.08       (1.31)    5.71    2.61     3.57
                                 ------      ------   ------  ------   ------
 ................................................................................
 Total from investment
  operations                       3.11       (1.25)    5.82    2.73     3.58
                                 ------      ------   ------  ------   ------
 ................................................................................

 Distributions to
  shareholders from
 ................................................................................
 Net investment income            (0.04)      (0.10)   (0.09)  (0.06)       0
 ................................................................................
 Net realized gains               (0.07)      (0.50)   (0.41)  (0.58)       0
                                 ------      ------   ------  ------   ------
 ................................................................................
 Total distributions to
  shareholders                    (0.11)      (0.60)   (0.50)  (0.64)       0
                                 ------      ------   ------  ------   ------
 ................................................................................

 Net asset value, end of
  period                         $24.11      $21.11   $22.96  $17.64   $15.55
                                 ------      ------   ------  ------   ------
 ................................................................................
 Total return*                    14.73%      (5.59%)  33.72%  18.07%   29.91%
 ................................................................................
 Ratios and supplemental
  data
 ................................................................................
 Net assets, end of period
  (millions)                     $  200      $  183   $  161  $   87   $   29
 ................................................................................
 Ratios to average net
  assets
 Expenses                          1.42%+      1.44%    1.40%   1.45%    1.70%+
 ................................................................................
 Net investment income             0.25%+      0.24%    0.58%   0.63%    0.13%+
 ................................................................................
 Portfolio turnover rate              4%          7%      12%     15%      19%
 ................................................................................

                          Six Months Ended       Year Ended September 30,
                           March 31, 1999  -----------------------------------
                            (Unaudited)    1998 #   1997 #    1996    1995 (a)
 ................................................................................
 CLASS B SHARES
 ................................................................................
 Net asset value,
  beginning of period          $20.82      $22.69   $17.49   $15.48    $11.97
                               ------      ------   ------   ------    ------
 ................................................................................
 Income from investment
  operations
 ................................................................................
 Net investment income          (0.06)      (0.12)   (0.03)   (0.03)    (0.02)
 ................................................................................
 Net realized and
  unrealized gains or
  losses on securities           3.06       (1.25)    5.64     2.64      3.53
                               ------      ------   ------   ------    ------
 ................................................................................
 Total from investment
  operations                     3.00       (1.37)    5.61     2.61      3.51
                               ------      ------   ------   ------    ------
 ................................................................................

 Distributions to
  shareholders from
 ................................................................................
 Net investment income              0           0        0    (0.02)        0
 ................................................................................
 Net realized gains             (0.07)      (0.50)   (0.41)   (0.58)        0
                               ------      ------   ------   ------    ------
 ................................................................................
 Total distributions to
  shareholders                  (0.07)      (0.50)   (0.41)   (0.60)        0
                               ------      ------   ------   ------    ------
 ................................................................................

 Net asset value, end of
  period                       $23.75      $20.82   $22.69   $17.49    $15.48
                               ------      ------   ------   ------    ------
 ................................................................................
 Total return*                  14.41%      (6.18%)  32.69%   17.29%    29.32%
 ................................................................................
 Ratios and supplemental
  data
 ................................................................................
 Net assets, end of
  period (millions)            $  692      $  624   $  503   $  254    $   74
 ................................................................................
 Ratios to average net
  assets
  Expenses                       2.16%+      2.19%    2.15%    2.18%     2.32%+
 ................................................................................
  Net investment income         (0.51%)+    (0.50%)  (0.16%)  (0.10%)   (0.48%)+
 ................................................................................
 Portfolio turnover rate            4%          7%      12%      15%       19%
 ................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Evergreen Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended   Year Ended September 30,
                           March 31, 1999  -----------------------------------
                            (Unaudited)    1998 #   1997 #    1996    1995 (a)
 ................................................................................
 CLASS C SHARES
 ................................................................................
 Net asset value,
  beginning of period          $20.79      $22.66   $17.47   $15.48    $11.97
                               ------      ------   ------   ------    ------
 ................................................................................
 Income from investment
  operations
 ................................................................................
 Net investment income          (0.06)      (0.11)   (0.04)       0     (0.01)
 ................................................................................
 Net realized and
  unrealized gains or
  losses on securities           3.05       (1.26)    5.64     2.61      3.52
                               ------      ------   ------   ------    ------
 ................................................................................
 Total from investment
  operations                     2.99       (1.37)    5.60     2.61      3.51
                               ------      ------   ------   ------    ------
 ................................................................................

 Distributions to
  shareholders from
 ................................................................................
 Net investment income              0           0        0    (0.04)        0
 ................................................................................
 Net realized gains             (0.07)      (0.50)   (0.41)   (0.58)        0
                               ------      ------   ------   ------    ------
 ................................................................................
 Total distributions to
  shareholders                  (0.07)      (0.50)   (0.41)   (0.62)        0
                               ------      ------   ------   ------    ------
 ................................................................................

 Net asset value, end of
  period                       $23.71      $20.79   $22.66   $17.47    $15.48
                               ------      ------   ------   ------    ------
 ................................................................................
 Total return*                  14.38%      (6.19%)  32.67%   17.29%    29.32%
 ................................................................................
 Ratios and supplemental
  data
 ................................................................................
 Net assets, end of
  period (millions)            $   13      $   13   $    9   $    6    $    2
 ................................................................................
 Ratios to average net
  assets
  Expenses                       2.16%+      2.19%    2.16%    2.14%     2.12%+
 ................................................................................
  Net investment income         (0.51%)+    (0.50%)  (0.18%)  (0.07%)   (0.31%)+
 ................................................................................
 Portfolio turnover rate            4%          7%      12%      15%       19%
 ................................................................................

                          Six Months Ended        Year Ended September 30,
                           March 31, 1999  ---------------------------------------
                            (Unaudited)    1998 #   1997 #   1996    1995    1994
 ...................................................................................
 CLASS Y SHARES
 ...................................................................................
 Net asset value,
  beginning of period          $21.25      $23.07   $17.71  $15.59  $14.62  $14.46
                               ------      ------   ------  ------  ------  ------
 ...................................................................................
 Income from investment
  operations
 ...................................................................................
 Net investment income           0.06        0.12     0.16    0.24    0.10    0.07
 ...................................................................................
 Net realized and
  unrealized gains or
  losses on securities           3.12       (1.30)    5.73    2.55    3.10    0.79
                               ------      ------   ------  ------  ------  ------
 ...................................................................................
 Total from investment
  operations                     3.18       (1.18)    5.89    2.79    3.20    0.86
                               ------      ------   ------  ------  ------  ------
 ...................................................................................

 Distributions to
  shareholders from
 ...................................................................................
 Net realized gains             (0.07)      (0.50)   (0.41)  (0.58)  (2.16)  (0.61)
                               ------      ------   ------  ------  ------  ------
 ...................................................................................
 Net investment income          (0.05)      (0.14)   (0.12)  (0.09)  (0.07)  (0.09)
 ...................................................................................
 Total distributions to
  shareholders                  (0.12)      (0.64)   (0.53)  (0.67)  (2.23)  (0.70)
                               ------      ------   ------  ------  ------  ------
 ...................................................................................

 Net asset value, end of
  period                       $24.31      $21.25   $23.07  $17.71  $15.59  $14.62
                               ------      ------   ------  ------  ------  ------
 ...................................................................................
 Total return                   14.99%      (5.25%)  34.08%  18.43%  26.79%   6.16%
 ...................................................................................
 Ratios and supplemental
  data
 ...................................................................................
 Net assets, end of
  period (millions)            $1,135      $1,028   $1,104  $  841  $  612  $  526
 ...................................................................................
 Ratios to average net
  assets
  Expenses                       1.16%+      1.18%    1.15%   1.15%   1.16%   1.13%
 ...................................................................................
  Interest expense                N/A         N/A      N/A     N/A    0.06%   0.09%
 ...................................................................................
  Net investment income          0.49%+      0.49%    0.80%   0.93%   0.53%   0.40%
 ...................................................................................
 Portfolio turnover rate            4%          7%      12%     15%     19%     19%
 ...................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                                Micro Cap Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended       Year Ended September 30,
                          March 31, 1999 # ------------------------------------
                            (Unaudited)    1998 #    1997 #    1996    1995 (a)
 .................................................................................
 CLASS A SHARES
 .................................................................................
 Net asset value,
  beginning of period          $19.88      $ 26.68   $17.31   $18.41    $15.76
                               ------      -------   ------   ------    ------
 .................................................................................
 Income from investment
  operations
 .................................................................................
 Net investment income          (0.05)       (0.24)   (0.15)   (0.10)    (0.10)
 .................................................................................
 Net realized and
  unrealized gains or
  losses on securities          (1.25)       (5.17)    9.52    (0.44)     2.75
                               ------      -------   ------   ------    ------
 .................................................................................
 Total from investment
  operations                    (1.30)       (5.41)    9.37    (0.54)     2.65
                               ------      -------   ------   ------    ------
 .................................................................................

 Distributions to
  shareholders from
 .................................................................................
 Net realized gains             (0.46)       (1.39)       0    (0.56)        0
                               ------      -------   ------   ------    ------
 .................................................................................
 Total distributions to
  shareholders                  (0.46)       (1.39)       0    (0.56)        0
                               ------      -------   ------   ------    ------
 .................................................................................

 Net asset value, end of
  period                       $18.12      $ 19.88   $26.68   $17.31    $18.41
                               ------      -------   ------   ------    ------
 .................................................................................
 Total return*                  (6.80%)     (21.49%)  54.13%   (2.90%)   16.81%
 .................................................................................
 Ratios and supplemental
  data
 .................................................................................
 Net assets, end of
  period (thousands)           $3,428      $ 4,741   $2,438   $  903    $1,089
 .................................................................................
 Ratios to average net
  assets
  Expenses                       1.69%+       1.64%    1.79%    1.73%     1.51%+
 .................................................................................
  Interest expense                N/A         0.03%    0.02%    0.02%      N/A
 .................................................................................
  Net investment income         (0.53%)+     (0.95%)  (0.73%)  (0.52%)   (1.03%)+
 .................................................................................
 Portfolio turnover rate           21%          47%      59%     160%       84%
 .................................................................................

                          Six Months Ended       Year Ended September 30,
                          March 31, 1999 # ------------------------------------
                            (Unaudited)    1998 #    1997 #    1996    1995 (a)
 .................................................................................
 CLASS B SHARES
 .................................................................................
 Net asset value,
  beginning of period          $19.31      $ 26.14   $17.07   $18.30    $15.76
                               ------      -------   ------   ------    ------
 .................................................................................
 Income from investment
  operations
 .................................................................................
 Net investment income          (0.12)       (0.42)   (0.28)   (0.25)    (0.20)
 .................................................................................
 Net realized and
  unrealized gains or
  losses on securities          (1.20)       (5.02)    9.35    (0.42)     2.74
                               ------      -------   ------   ------    ------
 .................................................................................
 Total from investment
  operations                    (1.32)       (5.44)    9.07    (0.67)     2.54
                               ------      -------   ------   ------    ------
 .................................................................................

 Distributions to
  shareholders from
 .................................................................................
 Net realized gains             (0.46)       (1.39)       0    (0.56)        0
                               ------      -------   ------   ------    ------
 .................................................................................
 Total distributions to
  shareholders                  (0.46)       (1.39)       0    (0.56)        0
                               ------      -------   ------   ------    ------
 .................................................................................

 Net asset value, end of
  period                       $17.53      $ 19.31   $26.14   $17.07    $18.30
                               ------      -------   ------   ------    ------
 .................................................................................
 Total return*                  (7.11%)     (22.07%)  53.13%   (3.64%)   16.12%
 .................................................................................
 Ratios and supplemental
  data
 .................................................................................
 Net assets, end of
  period (thousands)           $3,447      $ 4,236   $1,713   $1,461    $2,020
 .................................................................................
 Ratios to average net
  assets
  Expenses                       2.44%+       2.38%    2.59%    2.47%     2.26%+
 .................................................................................
  Interest expense                N/A         0.03%    0.02%    0.02%      N/A
 .................................................................................
 Net investment income          (1.29%)+     (1.70%)  (1.44%)  (1.28%)   (1.77%)+
 .................................................................................
 Portfolio turnover rate           21%          47%      59%     160%       84%
 .................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Micro Cap Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended       Year Ended September 30,
                          March 31, 1999 # ------------------------------------
                            (Unaudited)    1998 #    1997 #    1996    1995 (a)
 .................................................................................
 CLASS C SHARES
 .................................................................................
 Net asset value,
  beginning of period          $19.33      $ 26.16   $17.09   $18.31    $15.76
                               ------      -------   ------   ------    ------
 .................................................................................
 Income from investment
  operations
 .................................................................................
 Net investment income          (0.12)       (0.43)   (0.25)   (0.35)    (0.20)
 .................................................................................
 Net realized and
  unrealized gains or
  losses on securities          (1.19)       (5.01)    9.32    (0.31)     2.75
                               ------      -------   ------   ------    ------
 .................................................................................
 Total from investment
  operations                    (1.31)       (5.44)    9.07    (0.66)     2.55
                               ------      -------   ------   ------    ------
 .................................................................................

 Distributions to
  shareholders from
 .................................................................................
 Net realized gains             (0.46)       (1.39)       0    (0.56)        0
                               ------      -------   ------   ------    ------
 .................................................................................
 Total distributions to
  shareholders                  (0.46)       (1.39)       0    (0.56)        0
                               ------      -------   ------   ------    ------
 .................................................................................

 Net asset value, end of
  period                       $17.56      $ 19.33   $26.16   $17.09    $18.31
                               ------      -------   ------   ------    ------
 .................................................................................
 Total return*                  (7.05%)     (22.05%)  53.07%   (3.58%)   16.18%
 .................................................................................
 Ratios and supplemental
  data
 .................................................................................
 Net assets, end of
  period (thousands)           $2,465      $ 3,093   $  261   $   27    $   62
 .................................................................................
 Ratios to average net
  assets
  Expenses                       2.44%+       2.39%    2.56%    2.44%     2.25%+
 .................................................................................
  Interest expense                N/A         0.03%    0.02%    0.02%      N/A
 .................................................................................
  Net investment income         (1.29%)+     (1.71%)  (1.50%)  (1.35%)   (1.76%)+
 .................................................................................
 Portfolio turnover rate           21%          47%      59%     160%       84%
 .................................................................................

                          Six Months Ended           Year Ended September 30,
                          March 31, 1999 # ------------------------------------------------     Year Ended
                            (Unaudited)    1998 #    1997 #     1996      1995     1994 (b)    May 31, 1994
 ...........................................................................................................
 CLASS Y SHARES
 ...........................................................................................................
 Net asset value,
  beginning of period         $ 20.05      $ 26.83   $ 17.35   $ 18.42   $ 21.74   $ 21.20       $ 20.87
                              -------      -------   -------   -------   -------   -------       -------
 ...........................................................................................................
 Income from investment
  operations
 ...........................................................................................................
 Net investment income          (0.03)       (0.18)    (0.09)    (0.08)    (0.23)    (0.05)        (0.07)
 ...........................................................................................................
 Net realized and
  unrealized gains or
  losses on securities          (1.25)       (5.21)     9.57     (0.43)     0.59      0.59          1.67
                              -------      -------   -------   -------   -------   -------       -------
 ...........................................................................................................
 Total from investment
  operations                    (1.28)       (5.39)     9.48     (0.51)     0.36      0.54          1.60
                              -------      -------   -------   -------   -------   -------       -------
 ...........................................................................................................

 Distributions to
  shareholders from
 ...........................................................................................................
 Net realized gains             (0.46)       (1.39)        0     (0.56)    (3.68)        0         (1.27)
                              -------      -------   -------   -------   -------   -------       -------
 ...........................................................................................................
 Total distributions to
  shareholders                  (0.46)       (1.39)        0     (0.56)    (3.68)        0         (1.27)
                              -------      -------   -------   -------   -------   -------       -------
 ...........................................................................................................

 Net asset value, end of
  period                      $ 18.31      $ 20.05   $ 26.83   $ 17.35   $ 18.42   $ 21.74       $ 21.20
                              -------      -------   -------   -------   -------   -------       -------
 ...........................................................................................................
 Total return                   (6.64%)     (21.28%)   54.64%    (2.73%)    4.76%     2.55%         7.64%
 ...........................................................................................................
 Ratios and supplemental
  data
 ...........................................................................................................
 Net assets, end of
  period (thousands)          $32,635      $39,112   $50,732   $39,622   $64,721   $99,340       $96,357
 ...........................................................................................................
 Ratios to average net
  assets
  Expenses                       1.44%+       1.40%     1.59%     1.55%     1.36%     1.37%+        1.26%
 ...........................................................................................................
  Interest expense                N/A         0.03%     0.02%     0.02%      N/A       N/A           N/A
 ...........................................................................................................
  Net investment income         (0.29%)+     (0.70%)   (0.45%)   (0.38%)   (0.87%)   (0.70%)+      (0.33%)
 ...........................................................................................................
 Portfolio turnover rate           21%          47%       59%      160%       84%       36%           89%
 ...........................................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.
(b) For the four months ended September 30, 1994. The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1994.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                                  Omega Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                              Year Ended
                                             September 30,         Year Ended December 31,
                          Six Months Ended -------------------    ----------------------------
                          March 31, 1999 #            1997 (a)
                            (Unaudited)     1998 #       #          1996       1995     1994
 ...............................................................................................
 CLASS A SHARES
 ...............................................................................................
 Net asset value,
  beginning of period         $  21.50     $  22.69   $  19.52    $  19.56   $  15.54  $ 17.11
                              --------     --------   --------    --------   --------  -------
 ...............................................................................................
 Income from investment
  operations
 ...............................................................................................
 Net investment income           (0.07)       (0.09)     (0.03)      (0.06)         0     0.04
 ...............................................................................................
 Net realized and
  unrealized gains or
  losses on securities            7.07         1.03       4.05        2.15       5.58    (1.00)
                              --------     --------   --------    --------   --------  -------
 ...............................................................................................
 Total from investment
  operations                      7.00         0.94       4.02        2.09       5.58    (0.96)
                              --------     --------   --------    --------   --------  -------
 ...............................................................................................

 Distributions to
  shareholders from
 ...............................................................................................
 Net realized gains              (2.61)       (2.13)     (0.85)      (2.13)     (1.56)   (0.61)
                              --------     --------   --------    --------   --------  -------
 ...............................................................................................
 Total distributions to
  shareholders                   (2.61)       (2.13)     (0.85)      (2.13)     (1.56)   (0.61)
                              --------     --------   --------    --------   --------  -------
 ...............................................................................................

 Net asset value, end of
  period                      $  25.89     $  21.50   $  22.69    $  19.52   $  19.56  $ 15.54
                              --------     --------   --------    --------   --------  -------
 ...............................................................................................
 Total return*                   34.73%        4.43%     21.45%      11.31%     36.94%   (5.66%)
 ...............................................................................................
 Ratios and supplemental
  data
 ...............................................................................................
 Net assets, end of
  period (thousands)          $217,138     $156,220   $162,847    $154,825   $135,079  $99,569
 ...............................................................................................
 Ratios to average net
  assets
  Expenses                        1.29%+       1.32%      1.32%+      1.33%      1.38%    1.41%
 ...............................................................................................
  Net investment income          (0.62%)+     (0.38%)    (0.20%)+    (0.29%)     0.00%    0.27%
 ...............................................................................................
 Portfolio turnover rate            70%         159%        76%        173%       159%     137%
 ...............................................................................................

                                              Year Ended
                                             September 30,        Year Ended December 31,
                          Six Months Ended -------------------    ---------------------------
                          March 31, 1999 #            1997 (a)
                            (Unaudited)     1998 #       #         1996      1995      1994
 ...............................................................................................
 CLASS B SHARES
 ...............................................................................................
 Net asset value,
  beginning of period         $  20.32     $  21.71   $  18.83    $ 19.10   $ 15.34   $ 17.06
                              --------     --------   --------    -------   -------   -------
 ...............................................................................................
 Income from investment
  operations
 ...............................................................................................
 Net investment income           (0.15)       (0.25)     (0.15)     (0.17)    (0.09)    (0.06)
 ...............................................................................................
 Net realized and
  unrealized gains or
  losses on securities            6.65         0.99       3.88       2.03      5.41     (1.60)
                              --------     --------   --------    -------   -------   -------
 ...............................................................................................
 Total from investment
  operations                      6.50         0.74       3.73       1.86      5.32     (1.66)
                              --------     --------   --------    -------   -------   -------
 ...............................................................................................

 Distributions to
  shareholders from
 ...............................................................................................
 Net realized gains              (2.61)       (2.13)     (0.85)     (2.13)    (1.56)    (0.06)
                              --------     --------   --------    -------   -------   -------
 ...............................................................................................
 Total distributions to
  shareholders                   (2.61)       (2.13)     (0.85)     (2.13)    (1.56)    (0.06)
                              --------     --------   --------    -------   -------   -------
 ...............................................................................................

 Net asset value, end of
  period                      $  24.21     $  20.32   $  21.71    $ 18.83   $ 19.10   $ 15.34
                              --------     --------   --------    -------   -------   -------
 ...............................................................................................
 Total return*                   34.24%        3.64%     20.68%     10.31%    35.70%   (6.57%)
 ...............................................................................................
 Ratios and supplemental
  data
 ...............................................................................................
 Net assets, end of
  period (thousands)          $195,055     $114,068   $110,349    $89,921   $71,636   $32,266
 ...............................................................................................
 Ratios to average net
  assets
  Expenses                        2.04%+       2.10%      2.18%+     2.20%     2.29%     2.30%
 ...............................................................................................
  Net investment income          (1.37%)+     (1.16%)    (1.06%)+   (1.15%)   (0.94%)   (0.58%)
 ...............................................................................................
 Portfolio turnover rate            70%         159%        76%       173%      159%      137%
 ...............................................................................................

(a) For the nine months ended September 30, 1997. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                  Omega Fund
--------------------------------------------------------------------------------
                              Financial Highlights
                (For a share outstanding throughout each period)

                                               Year Ended          Year Ended December
                          Six Months Ended   September 30,                 31,
                          March 31, 1999 # --------------------   --------------------------
                            (Unaudited)    1998 #    1997 (a) #    1996      1995      1994
 ..............................................................................................
 CLASS C SHARES
 ..............................................................................................
 Net asset value,
  beginning of period         $ 20.37      $ 21.74    $ 18.86     $ 19.13   $ 15.37   $17.09
                              -------      -------    -------     -------   -------   ------
 ..............................................................................................
 Income from investment
  operations
 ..............................................................................................
 Net investment income          (0.15)       (0.25)     (0.15)      (0.18)    (0.13)   (0.07)
 ..............................................................................................
 Net realized and
  unrealized gains or
  losses on securities           6.66         1.01       3.88        2.04      5.45    (1.04)
                              -------      -------    -------     -------   -------   ------
 ..............................................................................................
 Total from investment
  operations                     6.51         0.76       3.73        1.86      5.32    (1.11)
                              -------      -------    -------     -------   -------   ------
 ..............................................................................................

 Distributions to
  shareholders from
 ..............................................................................................
 Net realized gains             (2.61)       (2.13)     (0.85)      (2.13)    (1.56)   (0.61)
                              -------      -------    -------     -------   -------   ------
 ..............................................................................................
 Total distributions to
  shareholders                  (2.61)       (2.13)     (0.85)      (2.13)    (1.56)   (0.61)
                              -------      -------    -------     -------   -------   ------
 ..............................................................................................

 Net asset value, end of
  period                      $ 24.27      $ 20.37    $ 21.74     $ 18.86   $ 19.13   $15.37
                              -------      -------    -------     -------   -------   ------
 ..............................................................................................
 Total return*                  34.21%        3.73%     20.65%      10.29%    35.62%   (6.56%)
 ..............................................................................................
 Ratios and supplemental
  data
 ..............................................................................................
 Net assets, end of
  period (thousands)          $19,716      $13,752    $16,067     $17,628   $13,963   $9,900
 ..............................................................................................
 Ratios to average net
  assets
   Expenses                      2.04%+       2.11%      2.18%+      2.21%     2.30%    2.30%
 ..............................................................................................
   Net investment income        (1.37%)+     (1.16%)    (1.05%)+    (1.17%)   (0.91%)  (0.63%)
 ..............................................................................................
 Portfolio turnover rate           70%         159%        76%        173%      159%     137%
 ..............................................................................................

                                                            Year Ended
                                        Six Months Ended   September 30,
                                        March 31, 1999 # -------------------
                                          (Unaudited)    1998 #   1997 (b) #
 .............................................................................
 CLASS Y SHARES
 .............................................................................
 Net asset value, beginning of period        $21.54      $22.68     $19.98
                                             ------      ------     ------
 .............................................................................
 Income from investment operations
 .............................................................................
 Net investment income                        (0.05)      (0.02)     (0.01)
 .............................................................................
 Net realized and unrealized gains or
  losses on securities                         7.10        1.01       3.56
                                             ------      ------     ------
 .............................................................................
 Total from investment operations              7.05        0.99       3.55
                                             ------      ------     ------
 .............................................................................

 Distributions to shareholders from
 .............................................................................
 Net realized gains                           (2.61)      (2.13)     (0.85)
                                             ------      ------     ------
 .............................................................................
 Total distributions to shareholders          (2.61)      (2.13)     (0.85)
                                             ------      ------     ------
 .............................................................................
 Net asset value, end of period              $25.98      $21.54     $22.68
                                             ------      ------     ------
 .............................................................................
 Total return                                 34.90%       4.67%     18.60%
 .............................................................................
 Ratios and supplemental data
 .............................................................................
 Net assets, end of period (thousands)       $2,147      $  571     $    5
 .............................................................................
 Ratios to average net assets
   Expenses                                    1.04%+      1.11%      1.24%+
 .............................................................................
   Net investment income                      (0.41%)+    (0.09%)    (0.21%)+
 .............................................................................
 Portfolio turnover rate                         70%        159%        76%
 .............................................................................

(a) For the nine months ended September 30, 1997. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.
(b) For the period from January 13, 1997 (commencement of class operations) to September 30, 1997.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                           Small Company Growth Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                      Six Months Ended
                                      March 31, 1999 #       Period Ended
                                        (Unaudited)    September 30, 1998 (a) #
 ................................................................................
 CLASS A SHARES
 ................................................................................
 Net asset value, beginning of
  period                                   $ 5.72               $ 7.75
                                           ------               ------
 ................................................................................
 Income from investment operations
 ................................................................................
 Net investment income                      (0.02)               (0.04)
 ................................................................................
 Net realized and unrealized gains
  or losses on securities                    0.90                (1.99)
                                           ------               ------
 ................................................................................
 Total from investment operations            0.88                (2.03)
                                           ------               ------
 ................................................................................

 Distributions to shareholders from
 ................................................................................
 Net realized gains                         (1.18)                   0
                                           ------               ------
 ................................................................................
 Total distributions to shareholders        (1.18)                   0
                                           ------               ------
 ................................................................................

 Net asset value, end of period            $ 5.42               $ 5.72
                                           ------               ------
 ................................................................................
 Total return*                              17.06%              (26.19%)
 ................................................................................
 Ratios and supplemental data
 ................................................................................
 Net assets, end of period
  (millions)                               $  681               $  589
 ................................................................................
 Ratios to average net assets
  Expenses                                   1.22%+               1.15%+
 ................................................................................
  Net investment income                     (0.59%)+             (0.50%)+
 ................................................................................
 Portfolio turnover rate                       68%                  97%
 ................................................................................

                                               Year Ended
                          Six Months Ended    September 30,            Year Ended May 31,
                          March 31, 1999 # -------------------  ---------------------------------
                            (Unaudited)    1998 #   1997 (b) #   1997     1996     1995     1994
 ....................................................................................................
 CLASS B SHARES
 ....................................................................................................
 Net asset value,
  beginning of period          $ 5.69      $ 9.44     $ 8.44    $10.35   $ 8.62   $ 7.64   $ 7.95
                               ------      ------     ------    ------   ------   ------   ------
 ....................................................................................................
 Income from investment
  operations
 ....................................................................................................
 Net investment income          (0.04)      (0.07)     (0.04)    (0.11)   (0.13)   (0.07)   (0.12)
 ....................................................................................................
 Net realized and
  unrealized gains or
  losses on securities           0.90       (2.90)      1.74     (0.78)    2.87     1.68     0.63
                               ------      ------     ------    ------   ------   ------   ------
 ....................................................................................................
 Total from investment
  operations                     0.86       (2.97)      1.70     (0.89)    2.74     1.61     0.51
                               ------      ------     ------    ------   ------   ------   ------
 ....................................................................................................

 Distributions to
  shareholders from
 ....................................................................................................
 Net realized gains             (1.18)      (0.78)     (0.70)    (1.02)   (1.01)   (0.63)   (0.82)
                               ------      ------     ------    ------   ------   ------   ------
 ....................................................................................................
 Total distributions to
  shareholders                  (1.18)      (0.78)     (0.70)    (1.02)   (1.01)   (0.63)   (0.82)
                               ------      ------     ------    ------   ------   ------   ------
 ....................................................................................................

 Net asset value, end of
  period                       $ 5.37      $ 5.69     $ 9.44    $ 8.44   $10.35   $ 8.62   $ 7.64
                               ------      ------     ------    ------   ------   ------   ------
 ....................................................................................................
 Total return*                  16.77%     (33.91%)    21.43%    (8.61%)  33.03%   23.58%    6.84%
 ....................................................................................................
 Ratios and supplemental
  data
 ....................................................................................................
 Net assets, end of
  period (millions)            $  103      $  200     $1,546    $1,407   $2,006   $1,460   $1,006
 ....................................................................................................
 Ratios to average net
  assets
  Expenses                       1.99%+      1.36%      1.77%+    1.75%    1.73%    1.78%    1.73%
 ....................................................................................................
  Net investment income         (1.33%)+    (0.89%)    (1.43%)+  (1.32%)  (1.34%)  (1.10%)  (1.49%)
 ....................................................................................................
 Portfolio turnover rate           68%         97%        28%       48%      94%      38%      60%
 ....................................................................................................

(a) For the period from January 20, 1998 (commencement of class operations) to September 30, 1998.
(b) For the four months ended September 30, 1997. The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1997.
 *  Excluding applicable sales charges.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                           Small Company Growth Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                      Six Months Ended
                                      March 31, 1999 #       Period Ended
                                        (Unaudited)    September 30, 1998 (a) #
 ................................................................................
CLASS C SHARES
 ................................................................................
Net asset value, beginning of period       $ 5.70              $  7.73
                                           ------              -------
 ................................................................................
Income from investment operations
 ................................................................................
Net investment income                       (0.04)               (0.10)
 ................................................................................
Net realized and unrealized gains or
 losses on securities                        0.89                (1.93)
                                           ------              -------
 ................................................................................
Total from investment operations             0.85                (2.03)
                                           ------              -------
 ................................................................................

Distributions to shareholders from
 ................................................................................
Net realized gains                          (1.18)                   0
                                           ------              -------
 ................................................................................
Total distributions to shareholders         (1.18)                   0
                                           ------              -------
 ................................................................................

Net asset value, end of period             $ 5.37              $  5.70
                                           ------              -------
 ................................................................................
Total return*                               16.52%              (26.26%)
 ................................................................................
Ratios and supplemental data
 ................................................................................
Net assets, end of period (millions)       $    3              $     4
 ................................................................................
Ratios to average net assets
 Expenses                                    1.99%+               1.90%+
 ................................................................................
 Net investment income                      (1.32%)+             (1.32%)+
 ................................................................................
Portfolio turnover rate                        68%                  97%
 ................................................................................

                                      Six Months Ended
                                      March 31, 1999 #       Period Ended
                                        (Unaudited)    September 30, 1998 (a) #
 ................................................................................
CLASS Y SHARES
 ................................................................................
Net asset value, beginning of period       $ 5.74              $  7.73
                                           ------              -------
 ................................................................................
Income from investment operations
 ................................................................................
Net investment income                       (0.01)               (0.02)
 ................................................................................
Net realized and unrealized gains or
 losses on securities                        0.89                (1.97)
                                           ------              -------
 ................................................................................
Total from investment operations             0.88                (1.99)
                                           ------              -------
 ................................................................................

Distributions to shareholders from
 ................................................................................
Net realized gains                          (1.18)                   0
                                           ------              -------
 ................................................................................
Total distributions to shareholders         (1.18)                   0
                                           ------              -------
 ................................................................................

Net asset value, end of period             $ 5.44              $  5.74
                                           ------              -------
 ................................................................................
Total return                                16.99%              (25.74%)
 ................................................................................
Ratios and supplemental data
 ................................................................................
Net assets, end of period (millions)       $    2              $     1
 ................................................................................
Ratios to average net assets
 Expenses                                    1.01%+               0.91%+
 ................................................................................
 Net investment income                      (0.41%)+             (0.33%)+
 ................................................................................
Portfolio turnover rate                        68%                  97%
 ................................................................................

(a) For the period from January 26, 1998 (commencement of class operations) to September 30, 1998.
 *  Excluding applicable sales charges.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                                                                       Period Ended
                                                                      Year Ended June 30,              October 31,
                          Six Months Ended                        ------------------------------ ------------------------
                          March 31, 1999 #      Period Ended                                     Retail Class Prior Class
                            (Unaudited)    September 30, 1998 (d)  1998      1997    1996 (b)(c)   1995 (a)      1994
 CLASS A SHARES
 Net asset value,
  beginning of period         $ 18.34             $ 22.43         $ 21.13   $ 17.28    $ 17.08      $15.00      $ 15.39
                              -------             -------         -------   -------    -------      ------      -------
 .........................................................................
 Income from investment
  operations
 .........................................................................
 Net investment income          (0.01)                  0           (0.02)     0.07       0.12        0.18         0.11
 .........................................................................
 Net realized and
  unrealized gains or
  losses on securities           5.98               (4.09)           4.24      5.32       1.49        2.87         0.22
                              -------             -------         -------   -------    -------      ------      -------
 .........................................................................
 Total from investment
  operations                     5.97               (4.09)           4.22      5.39       1.61        3.05         0.33
                              -------             -------         -------   -------    -------      ------      -------
 .........................................................................
 Distributions to
  shareholders from
 .........................................................................
 Net investment income          (0.01)                  0               0     (0.07)     (0.11)      (0.17)       (0.11)
 .........................................................................
 Net realized gains             (4.11)                  0           (2.92)    (1.47)     (1.30)      (0.80)       (0.61)
                              -------             -------         -------   -------    -------      ------      -------
 .........................................................................
 Total distributions to
  shareholders                  (4.12)                  0           (2.92)    (1.54)     (1.41)      (0.97)       (0.72)
                              -------             -------         -------   -------    -------      ------      -------
 .........................................................................
 Net asset value, end of
  period                      $ 20.19             $ 18.34         $ 22.43   $ 21.13    $ 17.28      $17.08      $ 15.00
                              -------             -------         -------   -------    -------      ------      -------
 .........................................................................
 Total return *                 36.10%             (18.23%)         21.54%    32.74%     19.11%      21.94%        2.21%
 .........................................................................
 Ratios and supplemental
  data
 .........................................................................
 Net assets, end of
  period (thousands)          $20,434             $15,910         $20,509   $16,043    $11,178      $6,591      $50,128
 .........................................................................
 Ratios to average net
  assets
 Expenses                        1.06%+              1.18%+          1.25%     1.23%      1.22%+      1.34%        1.49%+
 .........................................................................
 Net investment income          (0.09%)+            (0.06%)+        (0.10%)    0.38%      0.89%+      1.23%        0.75%+
 .........................................................................
 Portfolio turnover rate           37%                 28%             61%       79%       114%        119%          35%
 .........................................................................

(a) On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment in-come, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of Febru-ary 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Finan-cial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this al-location.
(b) For the eight months ended June 30, 1996. The Fund changed its fiscal year end from October 31 to June 30, effective June 30, 1996.
(c) On April 15,1996, the Conestoga Equity Fund was acquired by CoreFunds, Inc. At that time, the Retail Class Shares of the Fund were exchanged for Class A Shares.
(d) For the three months ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.
 * Excluding applicable sales charges.
 + Annualized.
 # Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                              Stock Selector Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended
                          March 31, 1999 #      Period Ended         Year Ended
                            (Unaudited)    September 30, 1998 (b) June 30, 1998 (a)
 ...................................................................................
 CLASS B SHARES
 ...................................................................................
 Net asset value,
  beginning of period          $18.23             $ 22.33              $22.76(c)
                               ------             -------              ------
 ...................................................................................
 Income from investment
  operations
 ...................................................................................
 Net investment income          (0.08)              (0.03)              (0.09)
 ...................................................................................
 Net realized and
  unrealized gains or
  losses on securities           5.93               (4.07)               2.90
                               ------             -------              ------
 ...................................................................................
 Total from investment
  operations                     5.85               (4.10)               2.81
                               ------             -------              ------
 ...................................................................................

 Distributions to
  shareholders from
 ...................................................................................
 Net realized gains             (4.11)                  0               (3.24)(c)
                               ------             -------              ------
 ...................................................................................
 Net investment income              0                   0                   0
 ...................................................................................
 Total distributions to
  shareholders                  (4.11)                  0               (3.24)
                               ------             -------              ------
 ...................................................................................

 Net asset value, end of
  period                       $19.97             $ 18.23              $22.33
                               ------             -------              ------
 ...................................................................................
 Total return*                  35.61%             (18.36%)             14.38%
 ...................................................................................
 Ratios and supplemental
  data
 ...................................................................................
 Net assets, end of
  period (thousands)           $  991             $   413              $  349
 ...................................................................................
 Ratios to average net
  assets
  Expenses                       1.81%+              1.94%+              2.00%+
 ...................................................................................
  Net investment income         (0.81%)+            (0.76%)+            (0.85%)+
 ...................................................................................
 Portfolio turnover rate           37%                 28%                 61%
 ...................................................................................

                                                                                                      Institutional
                                                                       Year Ended June 30,                Class
                          Six Months Ended                        -------------------------------- --------------------
                          March 31, 1999 #      Period Ended                                            Year Ended
                            (Unaudited)    September 30, 1998 (b)   1998      1997    1996 (e) (f) October 31, 1995 (d)
 .......................................................................................................................
 CLASS Y SHARES
 .......................................................................................................................
 Net asset value,
  beginning of period         $  18.35            $  22.43        $  21.11  $  17.26    $  17.07         $  15.00
                              --------            --------        --------  --------    --------         --------
 .......................................................................................................................
 Income from investment
  operations
 .......................................................................................................................
 Net investment income            0.01                0.01            0.04      0.12        0.14             0.19
 .......................................................................................................................
 Net realized and
  unrealized gains or
  losses on securities            5.98               (4.09)           4.24      5.32        1.49             2.87
                              --------            --------        --------  --------    --------         --------
 .......................................................................................................................
 Total from investment
  operations                      5.99               (4.08)           4.28      5.44        1.63             3.06
                              --------            --------        --------  --------    --------         --------
 .......................................................................................................................
 Distributions to
  shareholders from
 .......................................................................................................................
 Net investment income           (0.01)                  0           (0.04)    (0.12)      (0.14)           (0.19)
 .......................................................................................................................
 Net realized gains              (4.11)                  0           (2.92)    (1.47)      (1.30)           (0.80)
                              --------            --------        --------  --------    --------         --------
 .......................................................................................................................
 Total distributions to
  shareholders                   (4.12)                  0           (2.96)    (1.59)      (1.44)           (0.99)
                              --------            --------        --------  --------    --------         --------
 .......................................................................................................................
 Net asset value, end of
  period                      $  20.22            $  18.35        $  22.43  $  21.11    $  17.26         $  17.07
                              --------            --------        --------  --------    --------         --------
 .......................................................................................................................
 Total return                    36.30%             (18.19%)         21.90%    33.10%      19.24%           22.00%
 .......................................................................................................................
 Ratios and supplemental
  data
 .......................................................................................................................
 Net assets, end of
  period (thousands)          $404,547            $424,992        $563,987  $515,015    $414,824         $378,352
 .......................................................................................................................
 Ratios to average net
  assets
 Expenses                         0.82%+              0.93%+          1.00%     0.98%       0.97%            1.05%+
 .......................................................................................................................
 Net investment income            0.14%+              0.19%+          0.15%     0.63%       1.15%            1.44%+
 .......................................................................................................................
 Portfolio turnover rate            37%                 28%             61%       79%        114%             119%
 .......................................................................................................................

(a) For the period from November 7, 1997 (commencement of class operations) to June 30, 1998.
(b) For the three months ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.
(c) Amounts adjusted to reflect a reverse stock split which occurred on June 24, 1998.
(d) On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment in-come, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of Febru-ary 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Finan-cial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this al-location.
(e) For the eight months ended June 30, 1996. The Fund changed its fiscal year end from October 31 to June 30, effective June 30, 1996.
(f) On April 15, 1996, the Conestoga Equity Fund was acquired by CoreFunds, Inc. At that time the Institutional Class Shares of the fund were exchanged for Class Y Shares.
 * Excluding applicable sales charges.
 + Annualized.
 # Net investment income is based on average shares outstanding during the pe-riod.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                             Strategic Growth Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                      Six Months Ended
                                      March 31, 1999 #       Period Ended
                                        (Unaudited)    September 30, 1998 (a) #
--------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------
 Net asset value, beginning of
  period                                   $ 9.67               $9.12
                                           ------               -----
 ................................................................................
 Income from investment operations
 ................................................................................
 Net investment income                      (0.01)               0.01
 ................................................................................
 Net realized and unrealized gains
  or losses on securities                    2.66                0.54
                                           ------               -----
 ................................................................................
 Total from investment operations            2.65                0.55
                                           ------               -----
 ................................................................................

 Distributions to shareholders from
 ................................................................................
 Net realized gains                         (1.34)                  0
                                           ------               -----
 ................................................................................
 Total distributions to shareholders        (1.34)                  0
                                           ------               -----
 ................................................................................
 Net asset value, end of period            $10.98               $9.67
                                           ------               -----
 ................................................................................
 Total return*                              29.56%               6.03%
 ................................................................................
 Ratios and supplemental data
 ................................................................................

 Net assets, end of period
  (millions)                               $  905               $ 706
 ................................................................................
 Ratios to average net assets
 Expenses                                    1.03%+              1.10%+
 ................................................................................
 Net investment income                      (0.22%)+             0.08%+
 ................................................................................
 Portfolio turnover rate                       70%                141%
 ................................................................................

                                              Year Ended
                          Six Months Ended    September 30,         Year Ended October 31,
                          March 31, 1999 # ------------------- ---------------------------------
                            (Unaudited)    1998 #   1997 (b) #  1996     1995     1994     1993
 ...................................................................................................
 CLASS B SHARES
 ...................................................................................................
 Net asset value,
  beginning of period          $ 9.63      $10.61     $ 8.68   $ 8.05   $ 7.54   $ 9.00   $ 7.60
                               ------      ------     ------   ------   ------   ------   ------
 ...................................................................................................
 Income from investment
  operations
 ...................................................................................................
 Net investment income          (0.05)      (0.03)      0.01    (0.04)   (0.02)       0    (0.06)
 ...................................................................................................
 Net realized and
  unrealized gains or
  losses on securities           2.64        0.39       2.96     1.04     1.13     0.23     1.89
                               ------      ------     ------   ------   ------   ------   ------
 ...................................................................................................
 Total from investment
  operations                     2.59        0.36       2.97     1.00     1.11     0.23     1.83
                               ------      ------     ------   ------   ------   ------   ------
 ...................................................................................................

 Distributions to
  shareholders from
 ...................................................................................................
 Net realized gains             (1.34)      (1.32)     (1.04)   (0.36)   (0.60)   (1.69)   (0.40)
                               ------      ------     ------   ------   ------   ------   ------
 ...................................................................................................
 Net investment income              0       (0.02)         0    (0.01)       0        0    (0.03)
 ...................................................................................................

 Total distributions to
  shareholders                  (1.34)      (1.34)     (1.04)   (0.37)   (0.60)   (1.69)   (0.43)
                               ------      ------     ------   ------   ------   ------   ------
 ...................................................................................................

 Net asset value, end of
  period                       $10.88      $ 9.63     $10.61   $ 8.68   $ 8.05   $ 7.54   $ 9.00
                               ------      ------     ------   ------   ------   ------   ------
 ...................................................................................................
 Total return*                  29.03%       3.87%     37.74%   12.95%   15.05%    3.55%   24.97%
 ...................................................................................................
 Ratios and supplemental
  data
 ...................................................................................................

 Net assets, end of
  period (millions)            $  108      $  130     $  920   $  497   $  492   $  417   $  404
 ...................................................................................................
 Ratios to average net
  assets
  Expenses                       1.78%+      1.36%      1.19%+   1.91%    2.01%    1.73%    1.83%
 ...................................................................................................
  Net investment income         (0.96%)+    (0.26%)     0.12%+  (0.48%)  (0.25%)  (0.17%)  (0.57%)
 ...................................................................................................
 Portfolio turnover rate           70%        141%        71%     156%     140%      68%      65%
 ...................................................................................................

(a) For the period from January 22, 1998 (commencement of class operations) to September 30, 1998.
(b) For the eleven months ended September 30, 1997. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 1997.
 *  Excluding applicable sales charges.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                             Strategic Growth Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                      Six Months Ended
                                      March 31, 1999 #       Period Ended
                                        (Unaudited)    September 30, 1998 (a) #
--------------------------------------------------------------------------------
 CLASS C SHARES
--------------------------------------------------------------------------------
 Net asset value, beginning of
  period                                   $ 9.63               $9.25
                                           ------               -----
 ................................................................................
 Income from investment operations
 ................................................................................
 Net investment income                      (0.05)              (0.07)
 ................................................................................
 Net realized and unrealized gains
  or losses on securities                    2.64                0.45
                                           ------               -----
 ................................................................................
 Total from investment operations            2.59                0.38
                                           ------               -----
 ................................................................................

 Distributions to shareholders from
 ................................................................................
 Net realized gains                         (1.34)                  0
                                           ------               -----
 ................................................................................
 Total distributions to shareholders        (1.34)                  0
                                           ------               -----
 ................................................................................

 Net asset value, end of period            $10.88               $9.63
                                           ------               -----
 ................................................................................
 Total return*                              29.03%               4.11%
 ................................................................................
 Ratios and supplemental data
 ................................................................................
 Net assets, end of period
  (millions)                               $    2               $   1
 ................................................................................
 Ratios to average net assets
  Expenses                                   1.78%+              1.84%+
 ................................................................................
  Net investment income                     (1.01%)+            (0.80%)+
 ................................................................................
 Portfolio turnover rate                       70%                141%
 ................................................................................

(a) For the period from January 20, 1998 (commencement of class operations) to September 30, 1998.
 *  Excluding applicable sales charges.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                          Tax Strategic Equity Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                        Six Months Ended
                                        March 31, 1999 #      Period Ended
                                          (Unaudited)    September 30, 1998 (a)
 ................................................................................
 CLASS A SHARES
 ................................................................................
 Net asset value, beginning of period        $10.65              $10.11
                                             ------              ------
 ................................................................................
 Income from investment operations
 ................................................................................
 Net investment income                        (0.01)                  0
 ................................................................................
 Net realized and unrealized gains or
  losses on securities                         2.98                0.54
                                             ------              ------
 ................................................................................
 Total from investment operations              2.97                0.54
                                             ------              ------
 ................................................................................

 Net asset value, end of period              $13.62              $10.65
                                             ------              ------
 ................................................................................
 Total return*                                27.89%               5.34%
 ................................................................................
 Ratios and supplemental data
 ................................................................................
 Net assets, end of period (thousands)       $3,963              $   10
 ................................................................................
 Ratios to average net assets
  Expenses                                     2.83%+              1.54%+
 ................................................................................
  Net investment income                       (0.13%)+             9.12%+
 ................................................................................
 Portfolio turnover rate                          4%                  0%
 ................................................................................

                                                               Period Ended
                                                           March 31, 1999 (b) #
                                                               (Unaudited)
 ................................................................................
 CLASS B SHARES
 ................................................................................
 Net asset value,
  beginning of period                                             $10.41
                                                                  ------
 ................................................................................
 Income from investment
  operations
 ................................................................................
 Net investment income                                             (0.06)
 ................................................................................
 Net realized and
  unrealized gains or
  losses on securities                                              3.24
                                                                  ------
 ................................................................................
 Total from investment
  operations                                                        3.18
                                                                  ------
 ................................................................................

 Net asset value, end of
  period                                                          $13.59
                                                                  ------
 ................................................................................
 Total return*                                                     30.55%
 ................................................................................
 Ratios and supplemental
  data
 ................................................................................
 Net assets, end of
  period (thousands)                                              $5,583
 ................................................................................
 Ratios to average net
  assets
  Expenses                                                          3.58%+
 ................................................................................
  Net investment income                                            (0.84%)+
 ................................................................................
 Portfolio turnover rate                                               4%
 ................................................................................

(a) For the period from September 4, 1998 (commencement of class operations) to September 30, 1998.
(b) For the period from October 14, 1998 (commencement of class operations) to March 31, 1999.
 *  Excluding applicable sales charges.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                          Tax Strategic Equity Fund
--------------------------------------------------------------------------------

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                               Period Ended
                                                           March 31, 1999 (a) #
                                                               (Unaudited)
 ................................................................................
 CLASS C SHARES
 ................................................................................
 Net asset value,
  beginning of period                                             $12.77
                                                                  ------
 ................................................................................
 Income from investment
  operations
 ................................................................................
 Net investment income                                             (0.06)
 ................................................................................
 Net realized and
  unrealized gains or
  losses on securities                                              0.90
                                                                  ------
 ................................................................................
 Total from investment
  operations                                                        0.84
                                                                  ------
 ................................................................................

 Net asset value, end of
  period                                                          $13.61
                                                                  ------
 ................................................................................
 Total return*                                                      6.58%
 ................................................................................
 Ratios and supplemental
  data
 ................................................................................
 Net assets, end of
  period (thousands)                                              $1,334
 ................................................................................
 Ratios to average net
  assets
  Expenses                                                          3.58%+
 ................................................................................
  Net investment income                                            (0.83%)+
 ................................................................................
 Portfolio turnover rate                                               4%
 ................................................................................

                                        Six Months Ended
                                        March 31, 1999 #      Period Ended
                                          (Unaudited)    September 30, 1998 (b)
 ................................................................................
 CLASS Y SHARES
 ................................................................................
 Net asset value, beginning of period        $10.65              $10.00
                                             ------              ------
 ................................................................................
 Income from investment operations
 ................................................................................
 Net investment income                         0.01                   0
 ................................................................................
 Net realized and unrealized gains or
  losses on securities                         3.00                0.65
                                             ------              ------
 ................................................................................
 Total from investment operations              3.01                0.65
                                             ------              ------
 ................................................................................

 Net asset value, end of period              $13.66              $10.65
                                             ------              ------
 ................................................................................
 Total return                                 28.26%               6.50%
 ................................................................................
 Ratios and supplemental data
 ................................................................................
 Net assets, end of period (thousands)       $5,556              $3,629
 ................................................................................
 Ratios to average net assets
 ................................................................................
  Expenses                                     2.58%+              1.30%+
 ................................................................................
  Net investment income                        0.11%+              8.87%+
 ................................................................................
 Portfolio turnover rate                          4%                  0%
 ................................................................................

(a) For the period from November 4, 1998 (commencement of class operations) to March 31, 1999.
(b) For the period from September 1, 1998 (commencement of class operations) to September 30, 1998.
 *  Excluding applicable sales charges.
 +  Annualized.
 # Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                            Aggressive Growth Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------

 COMMON STOCKS - 95.9%
             Business Equipment & Services - 6.8%
     100,000 Analysts International Corp. .......................   $  1,150,000
     112,500 *Fiserv, Inc. ......................................      6,032,813
     150,000 Paychex, Inc. ......................................      7,115,625
     125,000 *Sterling Commerce, Inc. ...........................      3,843,750
                                                                    ------------
                                                                      18,142,188
                                                                    ------------
             Communication Systems & Services - 12.7%
     175,000 *Cisco Systems, Inc. ...............................     19,173,437
     170,000 *MCI WorldCom, Inc. ................................     15,055,625
                                                                    ------------
                                                                      34,229,062
                                                                    ------------
             Consumer Products & Services - 1.3%
     115,000 *Action Performance Co., Inc. ......................      3,464,375
                                                                    ------------
             Education - 0.6%
      60,000 *Sylvan Learning Systems, Inc. .....................      1,642,500
                                                                    ------------
             Finance & Insurance - 4.0%
      90,000 American International Group, Inc. .................     10,856,250
                                                                    ------------
             Healthcare Products & Services - 24.6%
     100,000 *Health Management Associates, Inc. Cl. A...........      1,218,750
     100,000 *MedQuist, Inc. ....................................      3,000,000
     130,000 Medtronic, Inc. ....................................      9,327,500
     150,000 *Renal Care Group, Inc. ............................      2,943,750
     500,000 *Rexall Sundown, Inc. ..............................      9,593,750
     700,000 *Sunrise Technologies International.................      7,700,000
     300,000 *VISX, Inc. ........................................     32,268,750
                                                                    ------------
                                                                      66,052,500
                                                                    ------------
             Information Services & Technology - 21.4%
     125,000 *American Power Conversion Corp. ...................      3,375,000
     180,000 *BMC Software, Inc. ................................      6,671,250
      99,000 *Citrix Systems, Inc. ..............................      3,774,375
     170,000 *EMC Corp. .........................................     21,717,500
     200,000 *Microsoft Corp. ...................................     17,925,000
     129,375 *Network Associates, Inc. ..........................      3,970,195
                                                                    ------------
                                                                      57,433,320
                                                                    ------------
             Oil Field Services - 8.8%
      45,000 Diamond Offshore Drilling, Inc. ....................      1,423,125
     116,000 ENSCO International, Inc. ..........................      1,544,250
             Oil Field Services - continued
     150,000 *Global Industries Ltd. ...........................       1,518,750
     115,000 *Global Marine, Inc. ..............................       1,351,250
      63,000 Halliburton Co. ...................................       2,425,500
     140,000 *Marine Drilling Co., Inc. ........................       1,540,000
      70,000 *Noble Drilling Corp. .............................       1,211,875
     180,000 *Patterson Energy, Inc. ...........................       1,001,250
     200,000 *Petroleum Geo-Services ADR........................       3,050,000
     150,000 *R&B Falcon Corp. .................................       1,321,875
      48,000 Schlumberger Ltd. .................................       2,889,000
     100,000 Transocean Offshore, Inc. .........................       2,881,250
      55,000 *Weatherford International, Inc. ..................       1,436,875
                                                                    ------------
                                                                      23,595,000
                                                                    ------------
             Retailing & Wholesale - 15.7%
     150,000 *Bed Bath & Beyond, Inc. ..........................       5,475,000
     160,000 Family Dollar Stores, Inc. ........................       3,680,000
      60,000 Fastenal Co. ......................................       2,103,750
     230,000 Home Depot, Inc. ..................................      14,317,500
     360,000 *Office Depot, Inc. ...............................      13,252,500
     102,000 *Staples, Inc. ....................................       3,353,250
                                                                    ------------
                                                                      42,182,000
                                                                    ------------
             Total Common Stocks (cost $126,847,527)............     257,597,195
                                                                    ------------

--------------------------------------------------------------------------------
  Principal
   Amount
--------------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS - 4.2%
             Repurchase Agreement - 4.2%
 $11,431,000 State Street Bank & Trust Company, Investments in
              repurchase agreements, purchased 3/31/1999, 4.00%,
              maturing 4/1/1999, maturity value $11,432,270
              (cost $11,431,000) (a)............................   $ 11,431,000
                                                                   ------------
             Total Investments -(cost $138,278,527)......   100.1%  269,028,195
             Other Assets and Liabilities - net..........    (0.1)     (362,505)
                                                            -----  ------------
             Net Assets..................................   100.0% $268,665,690
                                                            =====  ============


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at March 31, 1999.
*   Non-income producing security.

Summary of Abbreviations:
ADR  American Depository Receipts

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                                Evergreen Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------

 COMMON STOCKS - 89.8%
             Banks - 15.9%
     479,186 1st Source Corp. ..................................  $   14,255,783
      90,450 Amcore Financial, Inc. ............................       1,871,184
     100,000 *American Bancshares, Inc. ........................         875,000
      90,075 AmSouth Bancorp....................................       4,098,412
       1,500 Anchor Financial Corp. ............................          42,000
     160,660 Arrow Financial Corp. .............................       4,377,985
     293,100 Associated Banc Corp. .............................       9,360,881
      45,000 Bank of Commerce...................................         905,625
     121,495 Bank One Corp. ....................................       6,689,818
     613,510 BankAmerica Corp. .................................      43,329,144
   1,080,480 BankBoston Corp. ..................................      46,798,290
     179,358 BB&T Corp. ........................................       6,490,518
     242,437 BSB Bancorp, Inc. .................................       5,905,614
      50,000 *Cardinal Financial Corp. .........................         350,000
     110,000 CCB Financial Corp. ...............................       5,946,875
     170,000 CCBT Bancorp, Inc. ................................       2,741,250
      36,750 Century Bancshares, Inc. ..........................         220,500
     140,018 Chittenden Corp. ..................................       3,727,979
      67,500 *Columbia Banking Systems, Inc. ...................       1,012,500
     125,500 Comerica, Inc. ....................................       7,835,906
      65,000 Compass Bancshares, Inc. ..........................       2,242,500
     109,318 Cornerstone Bancorp Inc.**.........................       1,790,082
      70,000 Corus Bankshares, Inc. ............................       2,248,750
      14,800 Cullen/Frost Bankers, Inc. ........................         709,475
      62,500 First State Bancorp................................       1,195,313
      31,513 FNB Corp. .........................................         724,799
      60,393 Glacier Bancorp Inc. ..............................       1,170,114
     210,000 Gold Banc Corp., Inc. .............................       3,123,750
     889,540 Hibernia Corp. Cl. A...............................      11,675,212
     235,042 Hubco, Inc. .......................................       7,888,597
      37,500 Independent Bankshares, Inc. ......................         398,438
       3,029 ING Groep N V, ADR.................................         166,406
      51,000 Letchworth Independent Bancshares Corp. ...........         691,688
     133,187 M&T Bank Corp. ....................................      63,796,573
      22,000 Merchants Bancorp, Inc. ...........................         547,250
     169,143 National City Corp. ...............................      11,226,867
     150,000 North Fork Bancorp, Inc. ..........................       3,168,750
     188,838 Old Kent Financial Corp. ..........................       7,978,405
      33,593 One Valley Bancorp of West Virginia, Inc. .........       1,171,556
      39,930 Premier National Bancorp, Inc. ....................         598,950
     776,309 Republic Security Financial Corp. .................       7,180,858
      50,000 Seacoast Banking Corp. of Florida Cl. A............       1,337,500
      65,000 Southwest Bancorp Inc. ............................       1,499,063
     136,512 State Financial Services Corp. Cl. A...............       1,638,144
      83,975 Summit Bancorp.....................................       3,275,025
      67,200 Suntrust Banks, Inc. ..............................       4,183,200
     410,000 *Surety Capital Corp.**............................         691,875
      65,650 Union Planters Corp. ..............................       2,884,497
     130,399 United Security Bancorp............................       1,483,289
      78,570 Univest Corp. of Pennsylvania......................       2,474,955
      30,000 USBancorp, Inc. ...................................         438,750
      14,000 Webster Financial Corp. ...........................         404,250
             Banks - continued
      58,450 West Coast Bancorp, Inc. .........................        1,092,284
     145,000 Westamerica Bancorp...............................        4,585,625
      45,560 Western Bancorp...................................        1,409,513
                                                                  --------------
                                                                     323,927,567
                                                                  --------------
             Building, Construction & Furnishings - 5.4%
      20,000 American Woodmark Corp. ..........................          632,500
      11,200 Carlisle Companies, Inc. .........................          523,600
     136,250 Cavalier Homes, Inc. .............................        1,311,406
     288,100 *Champion Enterprises, Inc. ......................        5,581,938
     527,031 Clayton Homes, Inc. ..............................        5,830,280
     220,900 *Crossmann Communities, Inc. .....................        4,404,194
     661,710 D.R. Horton, Inc. ................................       11,083,642
     220,000 *Eagle Hardware & Garden, Inc. ...................        8,401,250
      80,000 *Furniture Brands International, Inc. ............        1,770,000
     260,600 *Genlyte Group, Inc. .............................        4,169,600
      50,000 Hon Industries, Inc. .............................        1,096,875
      70,800 Juno Lighting, Inc. ..............................        1,588,575
     123,900 *Knoll, Inc. .....................................        3,051,038
     460,200 La-Z-Boy Chair Co. ...............................        8,743,800
     351,740 Lennar Corp. .....................................        7,870,182
     235,600 M/I Schottenstein Homes, Inc. ....................        4,181,900
     177,500 Miller (Herman), Inc. ............................        3,239,375
     149,575 *Monaco Coach Corp. ..............................        3,449,573
     134,300 Oakwood Homes Corp. ..............................        1,888,594
      28,250 *Palm Harbor Homes, Inc. .........................          614,438
      64,000 Pillowtex Corp. ..................................          908,000
      93,500 *Royal Group Technologies Ltd. ...................        2,308,281
      54,472 Southdown, Inc. ..................................        2,924,466
     119,000 *Southern Energy Homes, Inc. .....................          639,625
      87,000 Standard Pacific Corp. ...........................        1,120,125
      81,200 *Stanley Furniture Co., Inc. .....................        1,583,400
      90,000 *Sundance Homes, Inc. ............................           56,250
     129,400 TJ International, Inc. ...........................        3,121,775
     612,200 *Toll Brothers, Inc. .............................       11,096,125
     211,500 *US Home Corp. ...................................        6,900,187
                                                                  --------------
                                                                     110,090,994
                                                                  --------------
             Business Equipment &
              Services - 0.8%
      50,000 *Artesyn Technologies Inc. .......................          618,750
     177,130 First Data Corp. .................................        7,572,307
     160,000 *In Focus Systems, Inc. ..........................        1,400,000
     266,697 *Paxar Corp. .....................................        1,983,559
     164,700 *Zebra Technologies Corp. Cl. A...................        3,911,625
                                                                  --------------
                                                                      15,486,241
                                                                  --------------
             Chemical & Agricultural Products - 1.4%
      62,221 Delta & Pine Land Co. ............................        1,913,296
     150,000 H.B. Fuller Co. ..................................        8,840,625
      16,500 OM Group, Inc. ...................................          544,500
     359,568 Schulman (A.), Inc. ..............................        4,899,114
     361,200 Sigma-Aldrich Corp. ..............................       10,565,100
      92,700 Tredegar Industries, Inc. ........................        2,867,906
                                                                  --------------
                                                                      29,630,541
                                                                  --------------

--------------------------------------------------------------------------------
                              E V E R G R E E N
                                Evergreen Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
             Communication Systems & Services - 3.3%
      45,000 *American Tower Systems Corp. ....................   $    1,102,500
     299,250 *Andrew Corp. ....................................        3,684,516
     247,500 *Cisco Systems, Inc. .............................       27,116,719
     232,000 Coherent Communications Systems Corp., Inc. ......        3,190,000
      50,000 *DSP Group, Inc. .................................          734,375
      49,800 *Echostar Communications Corp. ...................        4,064,925
      76,000 Inter-Tel, Inc. ..................................        1,182,750
      50,000 *Loral Space & Communications.....................          721,875
     260,000 *Orbital Sciences Corp. ..........................        7,361,250
     185,000 *Powertel, Inc. ..................................        2,636,250
     126,000 Tellabs, Inc. ....................................       12,316,500
     155,000 *Vertex Communications Corp. .....................        2,470,312
                                                                  --------------
                                                                      66,581,972
                                                                  --------------
             Consumer Products & Services - 3.8%
     140,000 Aaron Rents, Inc. Cl. B...........................        2,187,500
     767,298 *Cendant Corp. ...................................       12,084,944
     145,800 Commonwealth Industries, Inc. ....................        1,312,200
     149,300 Crown Crafts, Inc. ...............................          746,500
      63,300 Gucci Group.......................................        5,095,650
     374,150 Harman International Industries, Inc. ............       13,750,012
     201,030 K2, Inc. .........................................        1,583,111
     345,115 Lancaster Colony Corp. ...........................        9,188,687
     140,000 *Lo-Jack Corp. ...................................        1,076,250
     180,000 *Nautica Enterprises, Inc. .......................        2,036,250
     232,800 Newell Rubbermaid, Inc. ..........................       11,058,000
      60,000 Noble Affiliates, Inc. ...........................        1,740,000
     252,600 *North Face, Inc. ................................        3,157,500
     100,000 St. John Knits, Inc. .............................        2,637,500
      50,000 *Tommy Hilfiger Corp. ............................        3,443,750
      53,800 Toro Co. .........................................        1,687,975
     129,000 Valspar Corp. ....................................        4,071,563
                                                                  --------------
                                                                      76,857,392
                                                                  --------------
             Electrical Equipment & Services - 0.6%
      76,500 Applied Power, Inc. Cl. A.........................        2,084,625
     388,933 Baldor Electric Co. ..............................        7,827,277
      27,000 *Franklin Electric Co., Inc. .....................        1,755,000
                                                                  --------------
                                                                      11,666,902
                                                                  --------------
             Electronic Equipment & Services - 1.3%
      96,400 *Dupont Photomasks, Inc. .........................        3,819,850
      50,000 *Electro Scientific Industries, Inc. .............        2,325,000
     130,100 *Hadco Corp. .....................................        4,098,150
     159,600 Harmon Industries, Inc. ..........................        3,201,975
     166,000 Jabil Circuit, Inc. ..............................        6,723,000
      31,500 *Sanmina Corp. ...................................        2,008,125
     226,400 *SMART Modular Technologies, Inc. ................        3,381,850
      50,000 *Vicon Industries, Inc. ..........................          350,000
                                                                  --------------
                                                                      25,907,950
                                                                  --------------
             Finance & Insurance - 11.6%
      48,528 Aegon N.V. .......................................        4,361,454
      71,228 Allmerica Financial Corp. ........................        3,921,992
     368,800 AMBAC Financial Group, Inc. ......................       19,915,200
     190,000 American Bankers Insurance Group, Inc. ...........        9,880,000
      59,552 American International Group, Inc. ...............        7,183,460
      57,629 *Concord Pacific Group, Inc. .....................           25,197
     121,900 Countrywide Credit Industries, Inc. ..............        4,571,250
     131,600 Dain Rauscher Corp. ..............................        4,474,400
     380,000 Edwards (A.G.), Inc. .............................       12,421,250
      68,200 Enhance Financial Services Group, Inc. ...........        1,551,550
      70,000 Executive Risk, Inc. .............................        4,970,000
      23,700 *Farm Family Holdings, Inc. ......................          752,475
     507,600 Federal Home Loan Mortgage Corp. .................       28,996,650
     668,000 Federal National Mortgage Assoc. .................       46,259,000
      41,470 Fidelity National Financial, Inc. ................          622,050
     387,000 First American Financial Corp. ...................        6,119,437
      65,000 *FPIC Insurance Group, Inc. ......................        2,697,500
      50,000 *Itla Capital Corp. ..............................          725,000
     113,100 John Nuveen Co. Cl. A.............................        4,736,062
      36,700 Landamerica Financial Group, Inc. ................        1,064,300
     148,266 Legg Mason, Inc. .................................        4,994,711
      93,000 Life USA Holdings, Inc. ..........................          993,938
      91,515 MBIA, Inc. .......................................        5,307,870
      75,385 Metris Companies, Inc. ...........................        3,043,669
     507,600 MGIC Investment Corp. ............................       17,797,725
      38,200 Mutual Risk Management Ltd. ......................        1,461,150
      15,000 Ohio Casualty Corp. ..............................          585,000
     328,400 Paine Webber Group, Inc. .........................       13,094,950
     100,000 Penn-America Group, Inc. .........................        1,100,000
      75,988 Providian Financial Corp. ........................        8,358,680
      49,800 Reinsurance Group Of America......................        1,686,975
      86,000 ReliaStar Financial Corp. ........................        3,665,750
      75,107 Resource Bancshares Mortgage Group, Inc. .........          967,003
     421,410 *Seacoast Financial Services Corp. ...............        4,161,424
      65,000 State Auto Financial Corp. .......................          702,813
      89,250 Trenwick Group, Inc. .............................        2,510,156
      39,300 Waddell & Reed Financial, Inc. Cl. A..............          805,650
                                                                  --------------
                                                                     236,485,691
                                                                  --------------
             Food & Beverage Products - 0.1%
      16,500 Coca Cola Bottling Co. ...........................          911,625
      50,000 Michael Foods, Inc. ..............................          953,125
                                                                  --------------
                                                                       1,864,750
                                                                  --------------
             Healthcare Products & Services  - 12.3%
      22,700 *Abiomed, Inc. ...................................          283,750
     300,000 *ADAC Laboratories................................        4,087,500
      35,000 Arrow International, Inc. ........................          754,688
      25,000 *Arthrocare Corp. ................................          412,500
     143,000 Beckman Coulter, Inc. ............................        6,292,000

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Evergreen Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
             Healthcare Products & Services  - continued
     190,000 Biomet, Inc. .....................................   $    7,968,125
     266,596 *Boston Scientific Corp. .........................       10,813,800
     140,200 *Carematrix Corp. ................................        2,663,800
     146,200 *Chad Therapeutics, Inc. .........................          328,950
     205,300 Columbia/HCA Healthcare Corp. ....................        3,887,869
     185,000 *Dura Pharmaceuticals, Inc. ......................        2,613,125
      50,400 Elan Corp Plc, ADR................................        3,515,400
     112,800 *Exactech, Inc. ..................................        1,170,300
      87,000 *Express Scripts, Inc. Cl. A......................        7,476,562
     100,000 First Health Group Corp. .........................        1,606,250
      47,666 *Foundation Health Systems, Inc. .................          580,929
     155,862 Health Management Associates, Inc. Cl. A..........        1,899,568
     235,000 *Hologic, Inc. ...................................        2,129,688
     265,000 *Idexx Laboratories, Inc. ........................        6,343,438
      30,000 Invacare Corp. ...................................          729,375
     390,000 Johnson & Johnson.................................       36,538,125
      53,100 *Maxxim Medical, Inc. ............................        1,002,263
     398,600 Mckesson HBOC, Inc. ..............................       26,307,600
   1,000,000 Merck & Co., Inc. ................................       80,187,500
      35,000 Meridian Diagnostics, Inc. .......................          218,750
       1,446 *Pacificare Health Systems, Inc. Cl. A............           87,031
       4,545 *Pacificare Health Systems, Inc. Cl. B............          310,196
     209,163 *Pharmeric, Inc. .................................        1,045,815
     100,000 *Somanetics Corp. ................................          181,250
     468,000 Stryker Corp. ....................................       23,604,750
      70,000 *Sun Healthcare Group, Inc. ......................           70,000
      72,950 *Tenet Healthcare Corp. ..........................        1,381,491
      58,800 *U.S. Physical Therapy, Inc. .....................          455,700
     131,800 VISX, Inc. .......................................       14,176,737
                                                                  --------------
                                                                     251,124,825
                                                                  --------------
             Industrial Specialty Products & Services - 4.7%
     242,000 AptarGroup, Inc. .................................        6,292,000
      36,300 BHA Group Holdings, Inc. Cl. A....................          331,238
      40,500 *Chemfab Corp. ...................................          668,250
     290,000 *Dionex Corp. ....................................       10,947,500
     167,000 Donaldson, Inc. ..................................        3,006,000
     122,000 Dover Corp. ......................................        4,010,750
     202,900 Furon Co. ........................................        2,561,612
     481,700 Gaylord Container Corp. Cl. A.....................        3,612,750
     105,000 *Input/Output, Inc. ..............................          662,813
     324,200 Kaydon Corp. .....................................        9,381,537
     421,600 Leggett & Platt, Inc. ............................        8,432,000
      18,400 Nacco Industries, Inc. Cl. A......................        1,362,750
      59,600 *Osmonics, Inc. ..................................          476,800
     233,200 Pall Corp. .......................................        3,862,375
     185,200 Park Electrochemical Corp. .......................        4,352,200
     133,200 Robbins & Myers, Inc. ............................        2,297,700
     241,500 Snap-on, Inc. ....................................        7,003,500
     185,000 Spartech Corp. ...................................        3,815,625
     147,200 Tecumseh Products Co. Cl. A.......................        7,498,000
             Industrial Specialty Products & Services -
               continued
      57,800 Tecumseh Products Co. Cl. B......................         2,622,675
     256,000 Teleflex, Inc. ..................................         8,720,000
      10,250 *United Rental, Inc. ............................           292,125
      50,000 Wescast Industries, Inc. ........................         1,440,625
     104,000 Woodward Governor Co. ...........................         2,600,000
                                                                  --------------
                                                                      96,250,825
                                                                  --------------
             Information Services & Technology - 11.3%
     100,000 *Advanced Communications Systems, Inc. ..........         1,162,500
     172,550 *Analytical Surveys, Inc. .......................         4,486,300
     120,000 Autodesk, Inc. ..................................         4,852,500
     125,000 *Axent Technologies, Inc. .......................         3,007,812
      40,000 Compaq Computer Corp. ...........................         1,267,500
      75,000 Computer Associates International, Inc. .........         2,667,188
      52,000 Comverse Technology, Inc. .......................         4,420,000
     120,000 *Dialogic Corp. .................................         3,660,000
     222,900 Fair Issac & Co., Inc. ..........................         8,261,231
     295,000 *Gateway 2000, Inc. .............................        20,225,937
     387,468 Hewlett-Packard Co. .............................        26,275,174
     150,000 *InfoUSA, Inc. Cl. A.............................           637,500
     150,000 *InfoUSA, Inc. Cl. B.............................           675,000
     598,000 Intel Corp. .....................................        71,087,250
     100,000 *Macromedia, Inc. ...............................         4,531,250
     249,000 *Micros Systems, Inc. ...........................         8,217,000
     120,995 Molex, Inc. .....................................         3,554,228
      28,750 *National Instruments Corp. .....................           819,375
      65,000 *Network Associates, Inc. .......................         1,994,688
     430,000 *Parametric Technology Corp. ....................         8,492,500
     406,000 Sun Microsystems, Inc. ..........................        50,775,375
                                                                  --------------
                                                                     231,070,308
                                                                  --------------
             Leisure & Tourism - 0.0%
     100,000 *American Skiing Co. ............................           418,750
                                                                  --------------
             Oil/Energy - 0.5%
      50,000 Atlantic Richfield Co. ..........................         3,650,000
      35,000 *Barrett Resources Corp. ........................           877,187
      19,000 Penn Virginia Corp. .............................           333,688
     267,600 *Precision Drilling Corp. .......................         3,478,800
     118,590 Tosco Corp. .....................................         2,942,514
                                                                  --------------
                                                                      11,282,189
                                                                  --------------
             Oil Field Services - 0.3%
     140,000 *Global Industries Ltd. .........................         1,417,500
     170,000 *Hvide Marine, Inc. Cl. A........................           733,125
      61,500 Lufkin Industries, Inc. .........................         1,018,594
      34,000 *Oceaneering International, Inc. ................           514,250
     100,000 *Offshore Logistics, Inc. .......................         1,162,500
     118,000 *R&B Falcon Corp. ...............................         1,039,875
      30,000 *Stolt Comex Seaway SA ADR.......................           251,250
      60,000 *Stolt Comex Seaway, SA..........................           577,500
                                                                  --------------
                                                                       6,714,594
                                                                  --------------

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Evergreen Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                            Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
             Paper & Packaging - 0.3%
     107,000 St. Joe Corp. ...................................   $    2,594,750
     186,662 Wausau Mosinee Paper Corp. ......................        2,613,268
                                                                 --------------
                                                                      5,208,018
                                                                 --------------
             Printing, Publishing, Broadcasting &
              Entertainment - 8.1%
      89,500 Banta Corp. .....................................        1,700,500
     504,000 Belo (A.H.) Corp. Ser. A.........................        9,198,000
      97,100 Bowne & Co., Inc. ...............................        1,134,856
     152,500 Cadmus Communications Corp. .....................        2,192,188
      45,000 Chancellor Media Corp. ..........................        2,120,625
   1,714,000 *Clear Channel Communications, Inc. .............      114,945,125
     205,800 *Jacor Communications, Inc. .....................       15,640,800
     151,250 Obie Media Corp. ................................        2,438,906
     380,000 Wiley (John) & Sons, Inc. Cl. A..................       15,960,000
                                                                 --------------
                                                                    165,331,000
                                                                 --------------
             Real Estate - 1.6%
     141,460 *Alexander's, Inc. REIT..........................        9,583,915
      46,200 Apartment Investment & Management Co. Cl. A
              REIT............................................        1,674,750
     172,500 *Candlewood Hotel Co., Inc. .....................          690,000
      54,000 Chelsea GCA Realty, Inc. REIT....................        1,505,250
      12,000 Crestline Capital Corp. .........................          184,500
      85,500 Del Webb Corp. ..................................        1,854,281
      75,000 Entertainment Properties Trust REIT..............        1,293,750
      19,062 Equity Residential Properties Trust REIT.........          786,307
      20,000 Forest City Enterprises, Inc. ...................          483,750
      47,400 FRP Properties, Inc. ............................        1,090,200
      73,900 *Grubb & Ellis Co. ..............................          489,588
       2,090 *Horizon Group Properties, Inc. REIT.............            9,144
     130,440 Host Marriott Corp. .............................        1,451,145
      20,000 Irvine Apartment Communities, Inc. REIT..........          657,500
      32,600 *John Q. Hammons Hotels, Inc. Cl. A..............          118,175
     179,700 Konover Property Trust, Inc. REIT................        1,066,969
      70,000 LNR Property Corp. ..............................        1,382,500
     140,000 Lodgian, Inc. ...................................          621,250
     130,900 Newhall Land & Farming Co. ......................        3,125,237
      51,783 *Oxford Properties Group Inc. ...................          536,869
     441,661 *Prime Hospitality Corp. ........................        4,389,006
      29,850 Prime Retail, Inc. REIT..........................          261,188
                                                                 --------------
                                                                     33,255,274
                                                                 --------------
             Retailing & Wholesale - 3.8%
     144,500 Avnet, Inc. .....................................        5,292,312
      90,000 *Borders Group, Inc. ............................        1,265,625
     199,000 *Cole National Corp. Cl. A.......................        3,631,750
     160,000 *Costco Companies, Inc. .........................       14,650,000
      32,730 CVS Corp. .......................................        1,554,675
      78,200 Dillards, Inc. ..................................        1,984,325
     100,000 Ethan Allen Interiors, Inc. .....................        4,156,250
             Retailing & Wholesale - continued
     100,000 *Finish Line, Inc. Cl. A..........................       1,287,500
      50,000 Footstar, Inc. ...................................       1,600,000
     132,300 Heilig-Meyers Co. ................................         686,306
      80,000 *Home Products International, Inc. ...............         730,000
     181,600 *Jones Apparel Group, Inc. .......................       5,073,450
     262,000 Lowe's Companies, Inc. ...........................      15,851,000
      35,000 *Nine West Group, Inc. ...........................         864,063
      29,500 *Payless Shoesource, Inc. ........................       1,371,750
      34,000 Rite Aid Corp. ...................................         850,000
     322,078 *Saks, Inc. ......................................       8,374,028
     402,000 Seaway Food Town, Inc.**..........................       5,829,000
      35,000 *Shopko Stores, Inc. .............................       1,045,625
      30,000 Tandy Corp. ......................................       1,914,375
                                                                 --------------
                                                                     78,012,034
                                                                 --------------
             Telecommunication Services & Equipment - 0.1%
      40,000 *ADC Telecommunications, Inc. ....................       1,907,500
     158,000 *Aspect Telecommunications Corp. .................       1,046,750
                                                                 --------------
                                                                      2,954,250
                                                                 --------------
             Thrift Institutions - 0.1%
      73,500 *Hawthorne Financial Corp. .......................       1,102,500
                                                                 --------------
             Transportation - 2.1%
     340,800 Comair Holdings, Inc. ............................       8,051,400
     120,000 Delta Air Lines, Inc. ............................       8,340,000
     217,465 *Heartland Express, Inc. .........................       3,302,750
     645,250 Southwest Airlines Co. ...........................      19,518,813
     120,000 U.S. Freightways Corp. ...........................       3,945,000
                                                                 --------------
                                                                     43,157,963
                                                                 --------------
             Utilities - Gas - 0.3%
     140,000 Williams Companies, Inc. .........................       5,530,000
                                                                 --------------
             Utilities - Telephone - 0.1%
      50,000 *Nextel Communications, Inc. .....................       1,831,250
                                                                 --------------
             Total Common Stocks (cost $900,080,774)...........   1,831,743,780
                                                                 --------------
 CONVERTIBLE PREFERRED - 0.0%
             Real Estate - 0.0%
      10,000 Prime Retail, Inc.
              8.50%, Series B (cost $381,196) .................         160,000
                                                                 --------------
 WARRANTS - 0.0%
             Healthcare Products & Services - 0.0%
       8,025 *Coram Healthcare Corp.,
              $22.125 expiring 7/11/1999+ (cost $0) ...........               0
                                                                 --------------
 UNIT INVESTMENT TRUST - 0.2%
      40,000 S&P 500 Depositary Receipt (Spiders)
              (cost $4,696,783) ...............................       5,132,500
                                                                 --------------

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Evergreen Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS - 12.5%
             Commercial Paper - 9.7%
 $14,200,000 Bank Austria Inc. 4.82%, 4/29/1999................  $   14,146,766
             BMW U.S. Capital Corp.:
  35,000,000 4.82%, 4/27/1999..................................      34,878,161
  12,935,000 4.83%, 4/9/1999...................................      12,921,117
  40,200,000 Four Winds Funding Corp. 4.86%, 4/30/1999.........      40,042,617
  31,450,000 Gannett Co.
              4.82%, 4/8/1999..................................      31,420,524
     795,000 Goldman Sachs Group 4.86%, 4/5/1999...............         794,571
  25,000,000 Park Avenue Recreation Corp. 4.89%, 4/21/1999.....      24,932,083
  13,150,000 Sigma Finance Inc. 4.86%, 4/22/1999...............      13,112,720
  25,000,000 Wood Street Funding Corp. 4.88%, 4/23/1999........      24,925,444
                                                                 --------------
                                                                    197,174,003
                                                                 --------------
             U.S. Government Agency Obligations - 2.8%
             Federal Home Loan Bank Discount Notes:
 $45,700,000 4.72%, 4/16/1999.................................       45,610,123
  11,500,000 4.74%, 4/14/1999.................................       11,480,316
                                                                 --------------
                                                                     57,090,439
             Total Short-Term Investments (cost
              $254,264,442)...................................      254,264,442
                                                                 --------------
             Total Investments -
              (cost $1,159,423,195)....................   102.5%  2,091,300,722
             Other Assets and Liabilities - net........    (2.5)    (50,727,366)
                                                          -----  --------------
             Net Assets................................   100.0% $2,040,573,356
                                                          =====  ==============

*  Non-income producing security.
** Investment in non-controlled affiliate holding over 5% of outstanding voting shares. At March 31, 1999, the Fund held investments in the following secu-rities:

                                                                       Dividends
       Security Name         Shares         Cost          Value          Earned
  ------------------------------------------------------------------------------
   Cornerstone Bank          109,318     $1,089,310     $1,790,082      $26,236
   Seaway Food Town, Inc.    402,000      1,563,474      5,829,000       36,180
   Surety Capital Corp.      410,000      1,559,388        691,875           --

+ No market quotation available. Valued at fair value as determined in good faith under procedures established by the Funds' Board of Trustees.
144A Security that may be resold to "qualified institutional buyers" under Rule
     144A of the Securities Act of 1933. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                Micro Cap Fund
--------------------------------------------------------------------------------

                            Schedule of Investments
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                               Value
--------------------------------------------------------------------------------

 COMMON STOCKS - 97.3%
            Automotive Equipment & Manufacturing - 1.0%
     55,000 *R&B, Inc. ...........................................  $   440,000
                                                                    -----------
            Banks - 11.4%
     38,720 BT Financial Corp. ...................................    1,026,080
     10,000 CNB Financial Corp. ..................................      171,250
      2,500 First Keystone Financial, Inc. .......................       35,156
     40,000 First Oak Brook Bancshares, Inc. Cl. A................      697,500
      2,964 First West Virginia Bancorp, Inc. ....................       67,616
     37,519 Independent Bank Corp. ...............................      597,959
     14,500 Northern States Financial Corp. ......................      348,000
      7,500 Peoples Bancorp, Inc. ................................      165,938
     47,587 Washington Trust Bancorp, Inc. .......................      814,927
     46,062 West Coast Bancorp, Inc. .............................      860,784
                                                                    -----------
                                                                      4,785,210
                                                                    -----------
            Building, Construction & Furnishings - 17.4%
     53,750 Cavalier Homes, Inc. .................................      517,344
     61,000 Craftmade International, Inc. ........................      915,000
     52,000 *Crossmann Communities, Inc. .........................    1,036,750
     60,000 *Genlyte Group, Inc. .................................      960,000
     74,600 *Koala Corp. .........................................    1,547,950
     52,000 *Mity Lite, Inc. .....................................      793,000
     82,540 *Modtech Holdings, Inc. ..............................      742,860
     40,000 *Stanley Furniture Co., Inc. .........................      780,000
                                                                    -----------
                                                                      7,292,904
                                                                    -----------
            Business Equipment & Services - 6.2%
     62,500 *Equitrac Corp. ......................................    1,414,063
    112,325 General Employment Enterprises, Inc. .................      540,564
     36,300 McGrath Rentcorp......................................      662,475
                                                                    -----------
                                                                      2,617,102
                                                                    -----------
            Chemical & Agricultural Products - 2.9%
     66,000 Balchem Corp. ........................................      379,500
     52,100 Chase Corp. ..........................................      540,537
     30,000 Hawkins Chemical, Inc. ...............................      292,500
                                                                    -----------
                                                                      1,212,537
                                                                    -----------
            Consumer Products & Services - 10.2%
     57,500 Advanced Marketing Services, Inc. ....................      747,500
     25,000 CPI Corp. ............................................      559,375
     36,000 *Escalade, Inc. ......................................      627,750
     86,500 First Years, Inc. ....................................    1,205,594
     72,400 *Fountain Power Boat Industries, Inc. ................      325,800
     40,000 *Maxwell Shoe, Inc. Cl. A.............................      345,000
     72,500 *Play By Play Toys & Novelties, Inc. .................      453,125
                                                                    -----------
                                                                      4,264,144
                                                                    -----------
            Electrical Equipment & Services - 2.9%
     63,270 *Del Global Technologies Corp. .......................      545,704
     88,900 *Measurement Specialties, Inc. .......................      666,750
      2,800 *OSI Systems, Inc. ...................................       14,525
                                                                    -----------
                                                                      1,226,979
                                                                    -----------
            Electronic Equipment & Services - 1.8%
    110,000 *Vicon Industries, Inc. .............................   $   770,000
                                                                    -----------
            Finance & Insurance - 3.7%
     63,500 *ACE Cash Express, Inc. .............................       809,625
     16,600 *CorVel Corp. .......................................       593,450
     12,984 Grand Premier Financial, Inc. .......................       146,881
                                                                    -----------
                                                                      1,549,956
                                                                    -----------
            Food & Beverage Products - 0.7%
    130,000 *Monterey Pasta Co. .................................       296,563
                                                                    -----------
            Healthcare Products & Services - 6.1%
     58,000 *Alcide Corp. .......................................       906,250
     95,500 *Biosource International, Inc. ......................       405,875
     45,288 Del Laboratories, Inc. ..............................       803,862
     45,000 Kewaunee Scientific Corp. ...........................       435,937
                                                                    -----------
                                                                      2,551,924
                                                                    -----------
            Industrial Specialty Products & Services - 11.8%
     67,500 *AG Services of America, Inc. .......................       991,406
     39,600 Badger Meter, Inc. ..................................     1,215,225
      9,000 *Benthos, Inc. ......................................        57,656
     60,000 *General Bearing Corp. ..............................       435,000
      6,000 General Magnaplate Corp. ............................        27,750
     70,000 *Meade Instruments Corp. ............................       743,750
     53,250 Met-Pro Corp. .......................................       585,750
     34,500 RPC, Inc. ...........................................       222,094
     56,350 World Fuel Services Corp. ...........................       655,069
                                                                    -----------
                                                                      4,933,700
                                                                    -----------
            Information Services & Technology - 6.2%
     65,000 *Advanced Communications Systems, Inc. ..............       755,625
      8,100 *American Science & Engineering, Inc. ...............        57,713
     15,000 *Analytical Surveys, Inc. ...........................       390,000
     34,500 *Equinox Systems, Inc. ..............................       323,437
     60,000 *SBS Technologies, Inc. .............................     1,080,000
                                                                    -----------
                                                                      2,606,775
                                                                    -----------
            Manufacturing - Distributing - 1.0%
     54,100 Ballantyne Omaha, Inc. ..............................       405,750
                                                                    -----------
            Printing, Publishing, Broadcasting & Entertainment -
              1.2%
     29,420 *Clark (Dick) Productions, Inc. .....................       338,330
     11,000 *Obie Media Corp. ...................................       177,375
                                                                    -----------
                                                                        515,705
                                                                    -----------
            Retailing & Wholesale - 1.8%
     20,600 *Kenneth Cole Productions, Inc. Cl. A................       543,325
     45,000 *Shoe Pavilion, Inc. ................................       227,813
                                                                    -----------
                                                                        771,138
                                                                    -----------

--------------------------------------------------------------------------------
                              E V E R G R E E N
                                Micro Cap Fund
--------------------------------------------------------------------------------

                       Schedule of Investments(continued)
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                               Value
--------------------------------------------------------------------------------
 COMMON STOCKS - continued
            Telecommunication Services & Equipment - 6.0%
     80,000 *Cognitronics Corp. ..................................  $   680,000
     98,400 Hickory Tech Corp. ...................................    1,107,000
    120,000 *Vari L, Inc. ........................................      725,625
                                                                    -----------
                                                                      2,512,625
                                                                    -----------
            Textile & Apparel - 0.5%
     45,000 *Lakeland Industries, Inc. ...........................      202,500
                                                                    -----------
            Thrift Institutions - 4.5%
     30,000 Horizon Financial Corp. ..............................      401,250
     14,600 Iroquois Bancorp, Inc. ...............................      304,775
     38,387 Parkvale Financial Corp. .............................      810,925
     25,000 *WSFS Financial Corp. ................................      365,625
                                                                    -----------
                                                                      1,882,575
                                                                    -----------
            Total Common Stocks (cost $38,435,858)................   40,838,087
                                                                    -----------
--------------------------------------------------------------------------------
Principal
Amount                                                                  Value
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 3.3%
            U.S. Government Agency Obligations - 3.3%
 $1,400,000 Federal Home Loan Bank Discount Notes
             4.75%, 4/21/1999 (cost $1,396,305)...............      $ 1,396,305
                                                                    -----------

            Total Investments -(cost $39,832,163).........   100.6%  42,234,392
            Other Assets and Liabilities - net............    (0.6)    (258,989)
                                                             -----  -----------
            Net Assets....................................   100.0% $41,975,403
                                                             =====  ===========

* Non-income producing security.

                  See Combined Notes to Financial Statements.

                            Schedule of Investments
                           March 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 97.0%
            Advertising & Related Services - 1.6%
    235,000 *Outdoor Systems, Inc. ..............................   $  7,050,000
                                                                    ------------
            Banks - 1.4%
     85,000 BankAmerica Corp. ...................................      6,003,125
                                                                    ------------
            Business Equipment & Services - 1.8%
    160,000 Paychex, Inc. (b)....................................      7,595,000
                                                                    ------------
            Chemical & Agricultural Products - 3.3%
    307,900 Monsanto Co. ........................................     14,144,156
                                                                    ------------
            Communication Systems & Services - 4.1%
     98,750 *Cisco Systems, Inc. ................................     10,822,383
     70,000 *Tellabs, Inc. ......................................      6,842,500
                                                                    ------------
                                                                      17,664,883
                                                                    ------------
            Consumer Products & Services - 0.9%
     82,500 Newell Rubbermaid, Inc. (b)..........................      3,918,750
                                                                    ------------
            Diversified Companies - 2.2%
    135,000 Tyco International Ltd. (b)..........................      9,686,250
                                                                    ------------
            Electrical Equipment & Services - 1.8%
     70,000 General Electric Co. ................................      7,743,750
                                                                    ------------
            Environmental Services - 1.2%
    120,000 Waste Management, Inc. (b)...........................      5,325,000
                                                                    ------------
            Finance & Insurance - 11.7%
     50,000 American Express Co. ................................      5,875,000
     60,000 American International Group, Inc. ..................      7,237,500
    160,000 Associates First Capital Corp. Cl. A ................      7,200,000
     40,000 Capital One Financial Corp. (b)......................      6,040,000
    170,000 Citigroup, Inc. .....................................     10,858,750
      9,000 J.P. Morgan & Co., Inc. (b)..........................      1,110,375
     70,000 Lehman Brothers Holdings, Inc. ......................      4,182,500
     50,000 Merrill Lynch & Co., Inc. ...........................      4,421,875
     40,000 Morgan Stanley, Dean Witter & Co. ...................      3,997,500
                                                                    ------------
                                                                      50,923,500
                                                                    ------------
            Healthcare Products & Services - 7.2%
    121,375 Cardinal Health, Inc. ...............................      8,010,750
    230,000 IMS Health, Inc. (b).................................      7,618,750
     91,700 Medtronic, Inc. (b)..................................      6,579,475
    262,500 *Osteotech, Inc. (b).................................      9,039,844
                                                                    ------------
                                                                      31,248,819
                                                                    ------------
            Information Services & Technology - 19.8%
     80,000 *America Online, Inc. (b)............................     11,680,000
     47,700 *Applied Materials, Inc. (b).........................      2,943,984
     55,000 *EMC Corp. (b).......................................      7,026,250
     60,000 *Gateway 2000, Inc. (b)..............................      4,113,750
     60,000 Hewlett-Packard Co. .................................      4,068,750

   Shares                                                             Value

 COMMON STOCKS - continued
            Information Services & Technology - continued
     75,000 Intel Corp. (b).....................................   $  8,915,625
     30,000 International Business Machines Corp. ..............      5,317,500
    160,000 *Microchip Technology, Inc. (b).....................      5,530,000
    126,000 *Microsoft Corp. ...................................     11,288,812
    150,000 *Safeguard Scientifics, Inc. (b)....................     10,171,875
     38,300 *Sun Microsystems, Inc. (b).........................      4,788,697
     75,000 *Teradyne, Inc. ....................................      4,092,188
     75,000 *Veritas Software Corp. (b).........................      6,046,875
                                                                   ------------
                                                                     85,984,306
                                                                   ------------
            Oil/Energy - 1.6%
    185,000 Anadarko Petroleum Corp. ...........................      6,983,750
                                                                   ------------
            Oil Field Services - 2.0%
     95,000 *BJ Services Co., Inc. (b)..........................      2,226,562
    169,900 ENSCO International, Inc. ..........................      2,261,794
     56,000 Halliburton Co. (b).................................      2,156,000
     80,000 *Weatherford International, Inc. (b)................      2,090,000
                                                                   ------------
                                                                      8,734,356
                                                                   ------------
            Pharmaceuticals - 13.4%
    100,000 American Home Products Corp. .......................      6,525,000
    195,000 *Forest Laboratories, Inc. .........................     10,993,125
    110,000 *Millennium Pharmaceuticals, Inc. ..................      3,420,313
    200,000 Mylan Laboratories, Inc. (b)........................      5,487,500
     90,200 Pfizer, Inc. .......................................     12,515,250
    100,000 Pharmacia & Upjohn, Inc. ...........................      6,237,500
    135,000 Schering-Plough Corp. (b)...........................      7,467,187
     80,000 Warner-Lambert Co. (b)..............................      5,295,000
                                                                   ------------
                                                                     57,940,875
                                                                   ------------
            Printing, Publishing, Broadcasting & Entertainment -
              10.5%
    110,000 *CBS Corp. (b)......................................      4,503,125
    100,000 *Clear Channel Communications, Inc. ................      6,706,250
    180,000 *Infinity Broadcasting Corp. .......................      4,635,000
    160,000 Meredith Corp. .....................................      5,030,000
    140,000 Time Warner, Inc. (b)...............................      9,948,750
    150,000 *Univision Communications, Inc. Cl. A (b)...........      7,500,000
     85,000 *Viacom, Inc. Cl. B (b).............................      7,134,687
                                                                   ------------
                                                                     45,457,812
                                                                   ------------
            Retailing & Wholesale - 7.9%
    115,000 *Kohl's Corp. ......................................      8,150,625
    243,750 *Staples, Inc. .....................................      8,013,281
    140,000 Tandy Corp. (b).....................................      8,933,750
    106,000 *Tweeter Home Entertainment Group, Inc. ............      3,385,375
     65,000 Wal-Mart Stores, Inc. ..............................      5,992,188
                                                                   ------------
                                                                     34,475,219
                                                                   ------------
            Telecommunication Services & Equipment - 3.1%
     95,000 *ADC Telecommunications, Inc. (b)...................      4,530,313
    250,000 *Antec Corp. (b)....................................      5,421,875

--------------------------------------------------------------------------------
                               E V E R G R E E N
                                  Omega Fund
--------------------------------------------------------------------------------
                       Schedule of Investments(continued)
                           March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------
 COMMON STOCKS - continued
            Telecommunication Services & Equipment - continued
    100,000 *Winstar Communications, Inc. (b)....................   $  3,634,375
                                                                    ------------
                                                                      13,586,563
                                                                    ------------
            Transportation - 1.5%
    175,000 CNF Transportation, Inc. ............................      6,617,188
                                                                    ------------
            Total Common Stocks (cost $311,362,250)..............    421,083,302
                                                                    ------------


--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 24.0%
             Money Market Shares - 21.7%
 $94,436,845 Navigator Prime Portfolio (c)......................   $ 94,436,845
                                                                   ------------
             Repurchase Agreement - 2.3%
   9,830,000 Evergreen Joint Repurchase Agreement, Investments
              in repurchase agreements, in a joint trading
              account purchased 3/31/1999, 5.00%, maturing
              4/1/1999, maturity value $9,831,365 (cost
              $9,830,000) (a)...................................      9,830,000
                                                                   ------------
             Total Short-Term Investments (cost $104,266,845)...    104,266,845
                                                                   ------------

             Total Investments -(cost $415,629,095)......   121.0%  525,350,147
             Other Assets and Liabilities - net..........   (21.0)  (91,294,605)
                                                            -----  ------------
             Net Assets..................................   100.0% $434,055,542
                                                            =====  ============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at March 31, 1999.
(b) All or a portion of this security is on loan (See Note 8).
(c) Represents investment in cash collateral received for securities on loan.
*   Non-income producing security.


                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                           Small Company Growth Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                 Value
--------------------------------------------------------------------------------

 COMMON STOCKS - 98.8%
             Advertising & Related Services - 2.4%
     230,000 *ADVO, Inc. ...........................   $  4,441,875
      74,000 *Lamar Advertising Co. ................      2,513,687
     395,200 *Outdoor Systems, Inc. ................     11,856,000
                                                       ------------
                                                         18,811,562
                                                       ------------
             Aerospace & Defense - 0.7%
     132,900 *Gulfstream Aerospace Corp. ...........      5,764,538
                                                       ------------
             Automotive Equipment & Manufacturing -
               1.3%
     184,100 *Dura Automotive Systems, Inc. (b).....      5,200,825
      66,200 *Gentex Corp. .........................      1,427,437
     203,720 *Tower Automotive, Inc. (b)............      3,794,285
                                                       ------------
                                                         10,422,547
                                                       ------------
             Banks - 6.0%
     314,337 *Astoria Financial Corp. ..............     15,697,204
     318,240 BostonFed Bancorp, Inc. ...............      5,728,320
     135,000 Charter One Financial, Inc. ...........      3,906,563
     133,300 First Tennessee National Corp. (b).....      4,894,609
     477,620 *North Fork Bancorp, Inc. .............     10,089,722
      94,593 Queens County Bancorp, Inc. ...........      2,539,231
      93,660 *TCF Financial Corp. ..................      2,435,160
      54,938 *Westamerica Bancorp ..................      1,740,848
                                                       ------------
                                                         47,031,657
                                                       ------------
             Building, Construction & Furnishings -
               1.9%
      26,100 Carlisle Companies, Inc. ..............      1,220,175
     103,600 Furniture Brands International, Inc. ..      2,292,150
     100,000 Martin Marietta Materials, Inc. (b)....      5,706,250
     155,800 Texas Industries, Inc. (b).............      3,865,788
      81,700 *Wackenhut Corrections Corp. (b).......      1,577,831
                                                       ------------
                                                         14,662,194
                                                       ------------
             Business Equipment & Services - 5.4%
     100,000 *Abacus Direct Corp. ..................      8,200,000
     122,855 *BISYS Group, Inc. (b)(c)..............      6,925,951
     287,540 *Comdisco, Inc. .......................      5,139,777
      78,700 *Consolidated Graphics, Inc. ..........      4,544,925
     120,000 *Convergys Corp. (b)...................      2,055,000
      74,000 *CSG System International, Inc. .......      2,925,313
     341,400 *GTS Duratek, Inc. ....................      1,733,672
     244,600 *Metzler Group, Inc. (b)...............      7,659,037
      88,300 *Superior Consultant, Inc. (b).........      3,024,275
                                                       ------------
                                                         42,207,950
                                                       ------------
             Communication Systems & Services - 2.1%
     200,000 *Capstar Broadcasting Corp. ...........      4,587,500
     258,500 *Conexant Systems, Inc. ...............      7,149,141
      30,500 *Exodus Communications, Inc. (b).......      4,092,719
      15,000 Western Wireless Corp. ................        543,281
                                                       ------------
                                                         16,372,641
                                                       ------------

--------------------------------------------------------------------------------
   Shares                                                 Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
             Consumer Products & Services - 2.0%
     100,000 *Action Performance Co., Inc. (b)......   $  3,000,000
     124,000 *Russ Berrie & Co., Inc. ..............      3,239,500
     172,500 *Scotts Co. Cl. A......................      6,447,188
     122,900 Universal Corp. .......................      3,141,631
                                                       ------------
                                                         15,828,319
                                                       ------------
             Diversified Companies - 0.3%
     103,500 Ogden Corp. ...........................      2,490,469
                                                       ------------
             Education - 5.4%
     149,100 *Bright Horizons Family
              Solutions, Inc. ......................      3,261,563
     400,000 *CBT Group Public Ltd. ................      4,587,500
     354,200 *Computer Learning Centers, Inc. ......      1,848,481
     692,268 *Devry, Inc. ..........................     20,075,772
      74,200 *Education Management Corp. ...........      2,279,331
     223,800 *ITT Educational Services, Inc. .......      8,406,487
      50,000 Strayer Education, Inc. ...............      1,853,125
                                                       ------------
                                                         42,312,259
                                                       ------------
             Electrical Equipment & Services - 13.0%
     100,000 *Applied Micro Circuits Corp. .........      4,268,750
     361,200 *Atmel Corp. (b).......................      5,474,438
     256,180 *DII Group, Inc. ......................      7,509,276
     125,400 *Lattice Semiconductor Corp. ..........      5,713,537
     103,578 *Maxim Integrated Products, Inc. ......      5,606,159
     200,000 *Microchip Technology, Inc. (b)........      6,912,500
     156,900 *Novellus Systems, Inc. ...............      8,639,306
     140,000 *PMC-Sierra, Inc. .....................      9,961,875
     142,100 *QLogic Corp. .........................      9,551,784
     192,900 *Sandisk Corp. (b).....................      5,093,766
     413,514 *Sipex Corp. ..........................      5,362,760
     172,400 *Uniphase Corp. (b)....................     19,815,225
     101,200 *Vitesse Semiconductor Corp. ..........      5,120,088
      79,800 *Xilinx, Inc. .........................      3,234,394
                                                       ------------
                                                        102,263,858
                                                       ------------
             Finance & Insurance - 4.0%
     167,300 American Bankers Insurance Group, Inc.
              (b)...................................      8,699,600
     100,000 Arthur J. Gallagher & Co. .............      4,600,000
     360,000 Federated Investors, Inc. Cl. B .......      6,547,500
     100,000 Horace Mann Educators Corp. (b)........      2,318,750
      53,100 *Jefferies Group, Inc. ................      2,518,931
      58,200 *Penn-America Group, Inc. .............        640,200
     150,000 Reinsurance Group America, Inc. (b)....      6,384,375
                                                       ------------
                                                         31,709,356
                                                       ------------
             Food & Beverage Products - 0.3%
     248,000 *Buffets, Inc. ........................      2,464,500
                                                       ------------
             Healthcare Products & Services - 6.6%
      93,300 *Alkermes, Inc. (b)....................      2,524,931
     300,000 *Apria Healthcare Group, Inc. (b)......      3,562,500

--------------------------------------------------------------------------------
                               E V E R G R E E N
                           Small Company Growth Fund
--------------------------------------------------------------------------------
                       Schedule of Investments (continued)
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------
   Shares                                                  Value
--------------------------------------------------------------------
  COMMON STOCKS - continued
             Healthcare Products &
              Services - continued
      56,600 *Biogen, Inc. ..........................   $  6,468,319
     306,000 *Cyberonics, Inc. (b)...................      2,945,250
      66,500 *Express Scripts, Inc. Cl. A ...........      5,716,922
     107,085 Idexx Laboratories, Inc. ...............      2,573,386
     132,500 Mylan Laboratories, Inc. (b)............      3,635,469
      60,600 *Pathogensis Corp. (b)..................        808,631
     260,720 *Pediatrix Medical Group, Inc. (b)......      7,332,750
     106,000 *Renal Care Group, Inc. ................      2,076,938
     150,000 *Steris Corp. (b).......................      3,993,750
     230,600 *Sunrise Assisted Living, Inc. (b)......     10,485,094
                                                        ------------
                                                          52,123,940
                                                        ------------
             Industrial Specialty Products &
              Services - 3.7%
     150,000 *Cognex Corp. (b).......................      3,534,375
     159,500 *Kaydon Corp. ..........................      4,615,531
     879,800 Roper Industries, Inc. (b)..............     21,005,225
                                                        ------------
                                                          29,155,131
                                                        ------------
             Information Services & Technology -
               15.3%
     345,100 *Acxiom Corp. (b).......................      9,188,287
      56,500 BMC Software, Inc. .....................      2,095,797
      81,000 *Broadvision, Inc. (b)..................      4,847,344
      77,600 *Citrix Systems, Inc. ..................      2,953,650
      41,000 *Comverse Technology, Inc. .............      3,482,437
      56,600 *Electronics for Imaging, Inc. .........      2,228,625
     100,000 *Entrust Technologies, Inc. (b).........      3,371,875
      50,000 *Forrester Research, Inc. ..............      1,507,813
     168,500 *Learning Co., Inc. ....................      4,886,500
     258,200 *Mapics, Inc. ..........................      1,984,913
     132,300 *Mastech Corp. .........................      1,711,631
     275,000 *Maximus, Inc. .........................      8,009,375
     274,100 *Maxtor Corp. ..........................      1,948,680
      98,400 *Network Appliance, Inc. ...............      4,987,650
     143,800 *Pegrine Systems, Inc. .................      4,817,300
     581,500 *Radiant Systems, Inc. .................      5,506,078
     193,100 *Rational Software Corp. ...............      5,129,219
     515,816 *Safeguard Scientifics, Inc. (b)........     34,978,772
      65,300 *Sapient Corp. (b)......................      4,689,356
     326,300 *Silicon Graphics, Inc. (b).............      5,445,131
      47,800 *Unisys Corp. ..........................      1,323,463
     294,896 *Wind River Systems, Inc. (b)...........      5,243,611
                                                        ------------
                                                         120,337,507
                                                        ------------
             Leisure & Tourism - 1.8%
     100,000 Circus Circus Enterprises, Inc. ........      1,756,250
     234,500 *Gametech International, Inc. ..........        560,602
      75,000 *Global Vacation Group, Inc. ...........        890,625
     200,000 *Mirage Resorts, Inc. (b)...............      4,250,000
     208,000 *Steiner Leisure Ltd. ..................      6,363,500
                                                        ------------
                                                          13,820,977
                                                        ------------
             Machinery - Diversified - 0.2%
      78,600 *Rental Service Corp. ..................      1,375,500
                                                        ------------

-------------------------------------------------------------------
   Shares                                                 Value
-------------------------------------------------------------------
 COMMON STOCKS - continued
             Manufacturing - Distributing - 1.1%
     160,200 *Teradyne, Inc. .......................   $  8,740,912
                                                       ------------
             Oil/Energy - 0.8%
      84,400 *Nuevo Energy Co. .....................      1,139,400
     131,100 *Ocean Energy, Inc. ...................        893,119
     179,000 *Santa Fe Energy Resources, Inc. (b)...      1,308,937
     203,900 *Seven Seas Petroleum, Inc. (b)........      1,019,500
      30,600 *Stone Energy Corp. (b)................        979,200
     141,800 Vintage Petroleum, Inc. ...............      1,276,200
                                                       ------------
                                                          6,616,356
                                                       ------------
             Oil Field Services - 0.9%
      42,300 *Core Laboratories N.V. (b)............        742,894
     207,500 Diamond Offshore Drilling, Inc. (b)....      6,562,187
                                                       ------------
                                                          7,305,081
                                                       ------------
             Paper & Packaging - 1.2%
     500,000 *Smurfit Container Corp. ..............      9,640,625
                                                       ------------
             Pharmaceuticals - 0.5%
     139,500 *Millennium Pharmaceuticals, Inc. .....      4,337,578
                                                       ------------
             Printing, Publishing,
              Broadcasting &
              Entertainment - 3.0%
     273,000 *Big Flower Holdings, Inc. (b).........      8,497,125
     298,200 *Harrahs Entertainment, Inc. (b).......      5,684,437
      53,200 Jacor Communications, Inc. (b).........      4,041,538
     100,000 *Valassis Communications, Inc. ........      5,175,000
                                                       ------------
                                                         23,398,100
                                                       ------------
             Real Estate - 0.3%
     200,000 *Catellus Development Corp. ...........      2,675,000
         490 *Crestline Capital Corp. ..............          7,534
                                                       ------------
                                                          2,682,534
                                                       ------------
             Retailing & Wholesale - 6.9%
      79,200 *Abercrombie & Fitch Co. (b)...........      7,286,400
     133,800 *Ann Taylor Stores Corp. (b)...........      5,912,287
      67,400 *Best Buy Co., Inc. ...................      3,504,800
      92,300 *Cutter & Buck, Inc. ..................      2,959,369
      41,100 *Duane Reade, Inc. (b).................      1,145,663
     100,000 Ethan Allen Interiors, Inc. ...........      4,156,250
     300,000 *Gadzooks, Inc. (b)....................      2,221,875
     130,900 *Goody's Family Clothing, Inc. (b).....      1,828,509
     224,500 *Jones Apparel Group, Inc. ............      6,271,969
     317,900 *Nine West Group, Inc. ................      7,848,156
      59,600 *REX Stores Corp. .....................        689,125
     400,000 *Stage Stores, Inc. (b)................      2,900,000
     100,000 Talbots Inc. ..........................      2,437,500
     200,000 *Williams Sonoma, Inc. ................      5,650,000
                                                       ------------
                                                         54,811,903
                                                       ------------
             Telecommunication Services &
              Equipment - 6.1%
      45,700 *Advanced Fibre Communications.........        437,720
     205,000 *Amdocs Ltd. ..........................      4,433,125
      52,000 *Global TeleSystems Group, Inc. (b)....      2,907,125

-------------------------------------------------------------------------------
                               E V E R G R E E N
                           Small Company Growth Fund
-------------------------------------------------------------------------------
                       Schedule of Investments(continued)
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                 Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
             Telecommunication Services &
              Equipment - continued
     422,500 Intermedia Communications, Inc. (b)....   $ 11,301,875
     800,000 *Premiere Technologies, Inc. (b).......      9,050,000
     403,100 Univision Communications, Inc. Cl. A ..     20,155,000
                                                       ------------
                                                         48,284,845
                                                       ------------
             Transportation - 1.9%
     150,000 *Atlantic Coast Airlines Holdings......      4,228,125
     141,900 *Covenant Transport, Inc. Cl. A .......      2,084,156
     203,200 *Eagle USA Airfreight, Inc. (b)........      6,578,600
      50,000 *United States Xpress
              Enterprises, Inc. ....................        585,938
      80,000 Werner Enterprises, Inc. ..............      1,265,000
                                                       ------------
                                                         14,741,819
                                                       ------------
             Utilities - Telephone - 3.7%
     312,100 *McLeod USA, Inc., Cl. A (b)...........     13,117,953
      50,000 *Rural Celluar Corp. Cl. A ............        662,500
     345,000 *United States Cellular Corp. (b)......     15,180,000
                                                       ------------
                                                         28,960,453
                                                       ------------
             Total Common Stocks
              (cost $630,498,795)...................    778,675,111
                                                       ------------
 WARRANTS - 0.0%
             Leisure & Tourism - 0.0%
      49,395 *Isle Capri Casinos, Inc. expiring
              6/26/2001+ (cost $284,412) ...........            494
                                                       ------------

--------------------------------------------------------------------------------
  Principal
    Amount                                                        Value
--------------------------------------------------------------------------------

 SHORT-TERM INVESTMENTS - 30.6%
              Money Market Shares - 29.2%
 $230,113,043 Navigator Prime Portfolio (d).................   $230,113,043
                                                               ------------
              Repurchase Agreement - 1.4%
   11,243,000 Evergreen Joint Repurchase Agreement,
               Investments in repurchase agreements, in a
               joint trading account, purchased 3/31/1999,
               5.00%, maturing 4/1/1999, maturity
               value $11,244,562. (cost $11,243,000) (a)....     11,243,000
                                                               ------------
              Total Short-Term Investments
               (cost $244,356,043)..........................   $241,356,043
                                                               ------------

              Total Investments -(cost $872,139,250)...   129.4%  1,020,031,648
              Other Assets and Liabilities - net.......   (29.4)   (231,512,983)
                                                          -----  --------------
              Net Assets...............................   100.0% $  788,518,665
                                                          =====  ==============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued inter-est at March 31, 1999.
(b) All or a portion of this security is on loan (See Note 8).
(c) At March 31, 1999, the Fund owned 122,855 shares of common stock of The BISYS Group, Inc. at a cost of $3,085,538. During the six months ended March 31, 1999 the Fund earned no dividend income from this in-vestment. These shares were purchased prior to Evergreen Distributors Inc., a wholly owned subsidiary of The BISYS Group, Inc. becoming the Fund's principal underwriter and BISYS Fund Services, Inc. becoming the Fund's sub-administrator.
(d) Represents investment of cash collateral received for securities on loan.
* Non-income producing security.
+ No market quotation available. Valued at fair value as determined in good faith under procedures established by the Funds' Board of Trust-ees.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                              Stock Selector Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                          Value
--------------------------------------------------------------------------------

 COMMON STOCKS - 96.7%
            Banks - 5.3%
    139,900 BankAmerica Corp. ...............................   $  9,880,437
     64,300 BankBoston Corp. ................................      2,784,994
     50,000 Chase Manhattan Corp. ...........................      4,065,625
     82,500 Mellon Bank Corp. ...............................      5,805,938
                                                                ------------
                                                                  22,536,994
                                                                ------------
            Building, Construction & Furnishings - 0.7%
    179,000 Clayton Homes, Inc. .............................      1,980,187
     35,700 Lennar Corp. ....................................        798,788
                                                                ------------
                                                                   2,778,975
                                                                ------------
            Business Equipment & Services - 1.2%
    120,500 *Seagate Technology..............................      3,562,282
    114,900 *Thermo Electron Corp. ..........................      1,558,331
                                                                ------------
                                                                   5,120,613
                                                                ------------
            Chemical & Agricultural Products - 1.8%
     73,600 IMC Global, Inc. ................................      1,504,200
     44,200 Monsanto Co. ....................................      2,030,438
     17,000 Potash Corp. of Saskatchewan, Inc. ..............        909,500
     92,900 Praxair, Inc. ...................................      3,350,206
                                                                ------------
                                                                   7,794,344
                                                                ------------
            Communication Systems & Services - 7.7%
    115,600 Lucent Technologies, Inc. .......................     12,455,900
    230,000 *MCI WorldCom, Inc. .............................     20,369,375
                                                                ------------
                                                                  32,825,275
                                                                ------------
            Consumer Products & Services - 1.9%
    502,300 Cendant Corp. ...................................      7,911,225
                                                                ------------
            Diversified Companies - 1.5%
     71,500 AlliedSignal, Inc. ..............................      3,516,906
     42,200 Tyco International Ltd. .........................      3,027,850
                                                                ------------
                                                                   6,544,756
                                                                ------------
            Electrical Equipment & Services - 3.1%
    120,700 General Electric Co. ............................     13,352,438
                                                                ------------
            Electronic Equipment & Services - 2.3%
    100,800 Texas Instruments, Inc. .........................     10,004,400
                                                                ------------
            Environmental Services - 0.9%
     87,000 Waste Management, Inc. ..........................      3,860,625
                                                                ------------
            Finance & Insurance - 11.6%
    210,000 Allstate Corp. ..................................      7,783,125
     26,000 American Express Co. ............................      3,055,000
     45,300 American International Group, Inc. ..............      5,464,313
    126,600 Citigroup, Inc. .................................      8,086,575
    381,500 Conseco, Inc. ...................................     11,778,812
    274,700 Everest Reinsurance Holdings, Inc. ..............      8,567,206

--------------------------------------------------------------------------------
   Shares                                                          Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
            Finance & Insurance - continued
     44,000 Lehman Brothers Holdings, Inc. ..................   $  2,629,000
     46,800 Nationwide Financial Services, Inc. Cl. A........      1,965,600
                                                                ------------
                                                                  49,329,631
                                                                ------------
            Food & Beverage Products - 6.3%
      6,000 Anheuser Busch Companies, Inc. ..................        456,185
     98,900 *Canandaigua Wine Co., Inc. .....................      4,982,087
    293,850 Chiquita Brands International, Inc. .............      2,993,597
    106,500 Food Lion, Inc. .................................        958,500
    223,300 Nabisco Holdings Corp. Cl. A.....................      9,280,906
     46,500 *Pepsi Bottling Group, Inc. .....................      1,008,469
     55,000 Pepsico, Inc. ...................................      2,155,313
    196,600 RJR Nabisco Holdings Corp. ......................      4,915,000
                                                                ------------
                                                                  26,750,057
                                                                ------------
            Healthcare Products & Services - 6.5%
     49,400 American Home Products Corp. ....................      3,223,350
     43,200 Bristol-Myers Squibb Co. ........................      2,778,300
     15,017 Mckesson HBOC, Inc. .............................        991,122
    393,800 *MedPartners, Inc. ..............................      1,870,550
    337,500 Mylan Laboratories, Inc. ........................      9,260,156
     29,000 Pfizer, Inc. ....................................      4,023,750
     65,000 Warner-Lambert Co. ..............................      4,302,187
     29,550 *Watson Pharmaceuticals, Inc. ...................      1,303,894
                                                                ------------
                                                                  27,753,309
                                                                ------------
            Industrial Specialty Products & Services - 3.7%
    115,700 Magna International, Inc. Cl. A..................      6,638,288
    298,900 *United States Filter Corp. .....................      9,153,812
                                                                ------------
                                                                  15,792,100
                                                                ------------
            Information Services & Technology - 13.3%
    136,500 *America Online, Inc. ...........................     19,929,000
    260,200 *Apple Computer..................................      9,350,937
    205,000 Compaq Computer Corp. ...........................      6,495,938
    233,000 *Microsoft Corp. ................................     20,882,625
                                                                ------------
                                                                  56,658,500
                                                                ------------
            Metal Products & Services - 0.8%
     91,270 Crown Cork & Seal Co., Inc. .....................      2,606,899
     81,800 Freeport McMoran Copper & Gold, Inc., Cl. B......        889,575
                                                                ------------
                                                                   3,496,474
                                                                ------------
            Oil/Energy - 4.6%
     51,500 Apache Corp. ....................................      1,342,219
    101,800 Midamerica Energy Holdings Co. ..................      2,850,400
     95,100 Mobil Corp. .....................................      8,368,800
     55,500 Sunoco, Inc. ....................................      2,001,469
    176,100 USX Marathon Group...............................      4,842,750
                                                                ------------
                                                                  19,405,638
                                                                ------------

--------------------------------------------------------------------------------
                              E V E R G R E E N
                             Stock Selector Fund
--------------------------------------------------------------------------------
                       Schedule of Investments(continued)
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                         Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
            Oil Field Services - 1.9%
     60,241 BP Amoco Plc....................................   $  6,080,576
     74,600 *R&B Falcon Corp. ..............................        657,412
     48,000 Tidewater, Inc. ................................      1,242,000
                                                               ------------
                                                                  7,979,988
                                                               ------------
            Pharmaceuticals - 0.8%
     55,100 *Human Genome Sciences, Inc. ...................      1,911,281
     64,800 *ICN Pharmaceuticals, Inc. .....................      1,632,150
                                                               ------------
                                                                  3,543,431
                                                               ------------
            Printing, Publishing, Broadcasting &
             Entertainment - 3.7%
     52,600 *Emmis Broadcasting Corp. Cl. A.................      2,630,000
    117,700 *Fox Entertainment Group, Inc. .................      3,192,613
     18,500 *Gemstar International Group Ltd. ..............      1,392,125
     87,000 *Infinity Broadcasting Corp. ...................      2,240,250
    175,000 *USA Networks, Inc. ............................      6,267,187
                                                               ------------
                                                                 15,722,175
                                                               ------------
            Retailing & Wholesale - 8.1%
     59,300 *Abercrombie & Fitch Co. .......................      5,455,600
     76,600 Dayton Hudson Corp. ............................      5,103,475
    172,000 *Fred Meyer, Inc. ..............................     10,126,500
    222,400 *General Nutrition Companies, Inc. .............      3,113,600
    110,600 Lowe's Companies, Inc. .........................      6,691,300
    154,840 *Saks, Inc. ....................................      4,025,840
                                                               ------------
                                                                 34,516,315
                                                               ------------
            Telecommunication Services & Equipment - 3.5%
    186,080 *MediaOne Group, Inc. ..........................     11,816,080
    176,200 *Metromedia International Group, Inc. ..........        858,975
     31,800 *Qwest Communications International, Inc. ......      2,292,581
                                                               ------------
                                                                 14,967,636
                                                               ------------
            Transportation - 1.0%
     26,900 Burlington Northern Santa Fe Corp. .............        884,338
     18,700 *Canadian National Railway Co. .................      1,040,187
     27,100 CNF Transportation, Inc. .......................      1,024,719
     17,300 Delta Air Lines, Inc. ..........................      1,202,350
                                                               ------------
                                                                  4,151,594
                                                               ------------

--------------------------------------------------------------------------------
   Shares                                                         Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
            Utilities - Electric - 1.9%
    167,800 *AES Corp. .....................................   $  6,250,550
     33,600 FPL Group, Inc. ................................      1,789,200
                                                               ------------
                                                                  8,039,750
                                                               ------------
            Utilities - Telephone - 2.6%
    143,000 GTE Corp. ......................................      8,651,500
     36,900 *McLeod USA, Inc., Cl. A........................      1,549,800
    110,000 *Star Telecommunications, Inc...................      1,058,750
                                                               ------------
                                                                 11,260,050
                                                               ------------
            Total Common Stocks (cost $302,626,459).........    412,096,293
                                                               ------------
 PREFERRED STOCKS - 1.7%
            Printing, Publishing, Broadcasting &
             Entertainment - 1.7%
    266,500 News Corp. Ltd.
             (cost $5,580,787)..............................      7,328,750
                                                               ------------
--------------------------------------------------------------------------------
 Principal
   Amount
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 2.1%
            Repurchase Agreement - 2.1%
 $8,728,573 Dresdner Bank AG
             4.85%, purchased 3/31/1999, maturing 4/1/1999,
             maturity value $8,729,749
             (cost $8,728,573) (a)..........................      8,728,573
                                                               ------------

            Total Investments -
             (cost $316,935,819).........................   100.5%  428,153,616
            Other Assets and Liabilities - net...........    (0.5)   (2,181,895)
                                                            -----  ------------
            Net Assets...................................   100.0% $425,971,721
                                                            =====  ============

(a) At March 31, 1999, the repurchase agreement was collateralized by:
    $8,770,000 U.S. Treasury Notes 5.87%, 2/15/2000; value including ac-crued interest -$8,906,644.
* Non-income producing security.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                             Strategic Growth Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------
 COMMON STOCKS - 99.1%
            Automotive Equipment & Manufacturing - 1.0%
    170,000 Ford Motor Co. ....................................   $    9,647,500
                                                                  --------------
            Banks - 2.4%
    190,000 BankAmerica Corp. .................................       13,418,750
    310,000 US Bancorp.........................................       10,559,375
                                                                  --------------
                                                                      23,978,125
                                                                  --------------
            Business Equipment &
             Services - 1.4%
    310,000 Paychex, Inc. (b)..................................       14,715,313
                                                                  --------------
            Chemical & Agricultural
             Products - 3.4%
    747,600 Monsanto Co. ......................................       34,342,875
                                                                  --------------
            Communication Systems & Services - 6.2%
    277,500 *Cisco Systems, Inc. ..............................       30,412,266
    150,000 *MCI WorldCom, Inc. ...............................       13,279,687
    200,000 *Tellabs, Inc. ....................................       19,550,000
                                                                  --------------
                                                                      63,241,953
                                                                  --------------
            Consumer Products &
             Services - 1.6%
    135,000 Gillette Co. ......................................        8,024,063
    172,500 Newell Rubbermaid, Inc. (b)........................        8,193,750
                                                                  --------------
                                                                      16,217,813
                                                                  --------------
            Diversified Companies - 1.8%
    256,600 Tyco International Ltd. ...........................       18,411,050
                                                                  --------------
            Electrical Equipment &
             Services - 3.8%
    345,000 General Electric Co. ..............................       38,165,625
                                                                  --------------
            Finance & Insurance - 11.9%
    200,000 American Express Co. ..............................       23,500,000
    157,500 American International Group, Inc. ................       18,998,437
    310,000 Associates First Capital Corp. Cl. A...............       13,950,000
    365,000 Citigroup, Inc. ...................................       23,314,375
    180,000 Federal Home Loan Mortgage Corp. ..................       10,282,500
    165,000 Lehman Brothers Holdings, Inc. ....................        9,858,750
    125,000 Merrill Lynch & Co., Inc. .........................       11,054,688
    100,000 Morgan Stanley, Dean Witter & Co. .................        9,993,750
                                                                  --------------
                                                                     120,952,500
                                                                  --------------
            Food & Beverage Products - 2.5%
    190,000 Coca Cola Co. .....................................       11,661,250
    225,000 *Pepsi Bottling Group, Inc. .......................        4,879,687
    230,000 Pepsico, Inc. .....................................        9,013,125
                                                                  --------------
                                                                      25,554,062
                                                                  --------------
            Healthcare Products &
             Services - 5.0%
    249,300 Cardinal Health, Inc. .............................       16,453,800
    500,000 IMS Health, Inc. (b)...............................       16,562,500
    248,300 Medtronic, Inc. ...................................       17,815,525
                                                                  --------------
                                                                      50,831,825
                                                                  --------------
            Information Services &
             Technology - 18.4%
    160,000 *America Online, Inc. (b).........................       23,360,000
    113,300 *Applied Materials, Inc. .........................        6,992,734
    145,600 *EMC Corp. .......................................       18,600,400
    155,000 *Gateway 2000, Inc. (b)...........................       10,627,187
    135,000 Hewlett-Packard Co. ..............................        9,154,688
    230,000 Intel Corp. ......................................       27,341,250
    100,000 International Business Machines Corp. ............       17,725,000
    380,000 *Microchip Technology, Inc. ......................       13,133,750
    430,000 *Microsoft Corp. .................................       38,525,312
     95,000 *Sun Microsystems, Inc. ..........................       11,877,969
    165,000 *Teradyne, Inc. ..................................        9,002,813
                                                                 --------------
                                                                    186,341,103
                                                                 --------------
            Oil/Energy - 1.3%
    350,000 Anadarko Petroleum Corp. .........................       13,212,500
                                                                 --------------
            Oil Field Services - 1.6%
    220,000 *BJ Services Co., Inc. ...........................        5,156,250
    399,800 ENSCO International, Inc. ........................        5,322,338
    140,000 Halliburton Co. ..................................        5,390,000
                                                                 --------------
                                                                     15,868,588
                                                                 --------------
            Pharmaceuticals - 11.1%
    300,000 *Forest Laboratories, Inc. .......................       16,912,500
    267,800 Pfizer, Inc. .....................................       37,157,250
    275,000 Pharmacia & Upjohn, Inc. .........................       17,153,125
    330,000 Schering-Plough Corp. (b).........................       18,253,125
    400,000 *Shire Pharmaceuticals Group Plc. ................        9,112,500
    215,000 Warner-Lambert Co. ...............................       14,230,312
                                                                 --------------
                                                                    112,818,812
                                                                 --------------
            Printing, Publishing, Broadcasting &
             Entertainment - 8.7%
    485,000 *CBS Corp. .......................................       19,854,687
    200,000 *Clear Channel Communications, Inc. ..............       13,412,500
    257,500 Disney (Walt) Co. ................................        8,014,688
    420,000 Time Warner, Inc. ................................       29,846,250
    210,000 *Viacom, Inc. Cl. B (b)...........................       17,626,875
                                                                 --------------
                                                                     88,755,000
                                                                 --------------
            Retailing & Wholesale - 10.4%
    280,000 Home Depot, Inc. (b)..............................       17,430,000
    290,000 *Kohl's Corp. (b).................................       20,553,750
    739,650 *Staples, Inc. ...................................       24,315,994
    325,000 Tandy Corp. (b)...................................       20,739,062
    240,000 Wal-Mart Stores, Inc. ............................       22,125,000
                                                                 --------------
                                                                    105,163,806
                                                                 --------------
            Telecommunication Services & Equipment - 3.7%
    200,000 *ADC Telecommunications, Inc. ....................        9,537,500
    220,000 Motorola, Inc. ...................................       16,115,000
     75,000 Nokia Corp. ADR...................................       11,681,250
                                                                 --------------
                                                                     37,333,750
                                                                 --------------

--------------------------------------------------------------------------------
                               E V E R G R E E N
                             Strategic Growth Fund
--------------------------------------------------------------------------------
                       Schedule of Investments(continued)
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------
 COMMON STOCKS - continued
             Transportation - 1.3%
     345,000 CNF Transportation, Inc. .........................   $   13,045,313
                                                                  --------------
             Utilities - Telephone - 1.6%
     209,438 AT&T Corp. .......................................       16,715,770
                                                                  --------------
             Total Common Stocks
              (cost $711,860,011)..............................    1,005,313,283
                                                                  --------------
 CONVERTIBLE DEBENTURES - 0.0%
             Iron & Steel - 0.0%
     180,000 Compania Vale do Rio Doce Navegacao SA
              1.00%, 12/31/1999
              (cost $0)........................................               10
                                                                  --------------

--------------------------------------------------------------------------------
  Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 5.3%
             Money Market Shares - 3.8%
 $38,879,083 Navigator Prime Portfolio (c)....................   $   38,879,083
                                                                 --------------
             Repurchase Agreement - 1.5%
  15,700,000 Evergreen Joint Repurchase Agreement, Investments
              in repurchase agreements, in a joint trading
              account purchased 3/31/1999, 5.00%, maturing
              4/1/1999, maturity value $15,702,181
              (cost $15,700,000) (a)..........................       15,700,000
                                                                 --------------
             Total Short-Term Investments
              (cost $54,579,083)..............................       54,579,083
                                                                 --------------

             Total Investments -
              (cost $766,439,094)......................   104.4%  1,059,892,376
             Other Assets and Liabilities - net........    (4.4)    (45,032,569)
                                                          -----  --------------
             Net Assets................................   100.0% $1,014,859,807
                                                          =====  ==============

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at March 31, 1999.
(b) All or a portion of this security is on loan (See Note 8).
(c) Represents investment of cash collateral received for securities on loan.
* Non-income producing security.

Summary of Abbreviations:
ADR  American Depository Receipts

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                           Tax Strategic Equity Fund
--------------------------------------------------------------------------------
                            Schedule of Investments
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------

 COMMON STOCKS - 93.0%
          Banks - 8.9%
    8,500 BankBoston Corp. .......................................   $   368,156
    5,000 Huntington Bancshares, Inc. ............................       154,688
      500 M&T Bank Corp. .........................................       239,500
   10,000 Prosperity Bancshares, Inc. ............................       123,750
    2,000 Republic New York Corp. ................................        92,250
    5,000 SouthTrust Corp. .......................................       186,562
    1,920 Suntrust Banks, Inc. ...................................       119,520
    2,000 Westamerica Bancorp.....................................        63,250
    2,000 Wilmington Trust Corp. .................................       114,250
                                                                     -----------
                                                                       1,461,926
                                                                     -----------
          Building, Construction &
           Furnishings - 6.1%
    2,000 Armstrong World Industries, Inc. .......................        90,375
    1,200 Carlisle Companies, Inc. ...............................        56,100
    3,000 *Crossmann Communities, Inc. ...........................        59,813
   15,000 D.R. Horton, Inc. ......................................       251,250
    3,000 *Genlyte Group, Inc. ...................................        48,000
    9,000 Kaufman & Broad Home Corp. .............................       203,062
    4,500 Lennar Corp. ...........................................       100,688
    5,000 *Royal Group Technologies Ltd. .........................       123,437
    4,000 *Toll Brothers, Inc. ...................................        72,500
                                                                     -----------
                                                                       1,005,225
                                                                     -----------
          Business Equipment & Services - 0.7%
    2,000 *Computer Sciences Corp. ...............................       110,375
                                                                     -----------
          Capital Goods - 0.5%
    2,000 Caterpillar, Inc. ......................................        91,875
                                                                     -----------
          Chemical & Agricultural
           Products - 0.7%
    2,000 Du Pont (E. I.) De Nemours & Co. .......................       116,125
                                                                     -----------
          Communication Systems &
           Services - 3.3%
   19,000 *Orbital Sciences Corp. ................................       537,938
                                                                     -----------
          Consumer Products & Services - 2.9%
   10,153 Newell Rubbermaid, Inc. ................................       482,268
                                                                     -----------
          Electrical Equipment &
           Services - 4.2%
    6,000 Emerson Electric Co. ...................................       317,625
    2,000 General Electric Co. ...................................       221,250
    4,000 Thomas & Betts Corp. ...................................       150,250
                                                                     -----------
                                                                         689,125
                                                                     -----------
          Finance & Insurance - 21.5%
    5,000 AFLAC, Inc. ............................................       272,187
   10,000 American Bankers Insurance Group, Inc. .................       520,000
    2,000 American Express Co. ...................................       235,000
    2,210 American International Group, Inc. .....................       266,581
    4,000 Chubb Corp. ............................................       234,250
    2,500 Citigroup, Inc. ........................................       159,688
    2,000 Edwards (A.G.), Inc. ...................................        65,375
   14,400 Enhance Financial Services Group, Inc. .................       327,600

--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
          Finance & Insurance - continued
    1,000 Federal National Mortgage Assoc. ......................   $    69,250
      800 First American Financial Corp. ........................        12,650
    2,000 MBIA, Inc. ............................................       116,000
    4,000 Merrill Lynch & Co., Inc. .............................       353,750
    1,500 MGIC Investment Corp. .................................        52,594
   10,000 Mony Group, Inc. ......................................       248,750
    2,000 Morgan Keegan, Inc. ...................................        33,125
    1,000 Progressive Corp.  ....................................       143,500
    8,000 Raymond James Financial, Inc. .........................       158,000
    4,000 Torchmark Corp. .......................................       126,500
    7,000 Waddell & Reed Financial, Inc. Cl. A...................       143,500
                                                                    -----------
                                                                      3,538,300
                                                                    -----------
          Food & Beverage Products - 1.0%
   10,000 Coca-Cola Co. FEMSA SA, ADR............................       163,125
                                                                    -----------
          Healthcare Products &
           Services - 5.0%
    2,000 *Alza Corp. ...........................................        76,500
    3,100 Beckman Coulter, Inc. .................................       136,400
    4,000 *Boston Scientific Corp. ..............................       162,250
    4,800 *Carematrix Corp. .....................................        91,200
   10,000 *Health Management Associates, Inc. Cl. A..............       121,875
    2,000 Medtronic, Inc. .......................................       143,500
    1,000 Perkin Elmer Corp. ....................................        97,062
                                                                    -----------
                                                                        828,787
                                                                    -----------
          Industrial Specialty Products & Services - 3.3%
    1,100 Barnes Group, Inc. ....................................        20,562
    3,000 Honeywell, Inc. .......................................       227,438
   10,000 Kaydon Corp. ..........................................       289,375
                                                                    -----------
                                                                        537,375
                                                                    -----------
          Information Services &
           Technology - 8.8%
    6,000 *Axent Technologies, Inc. .............................       138,000
   10,000 Fair Issac & Co., Inc. ................................       370,625
    1,000 Intel Corp. ...........................................       118,875
    4,600 International Business Machines Corp. .................       815,350
                                                                    -----------
                                                                      1,442,850
                                                                    -----------
          Oil/Energy - 1.1%
    2,000 Chevron Corp. .........................................       176,875
                                                                    -----------
          Oil Field Services - 2.3%
   10,000 Diamond Offshore Drilling, Inc. .......................       316,250
    1,000 Schlumberger Ltd. .....................................        60,188
                                                                    -----------
                                                                        376,438
                                                                    -----------
          Printing, Publishing, Broadcasting & Entertainment -
            4.1%
   17,000 Bowne & Co., Inc. .....................................       198,688
    4,000 New York Times Co. ....................................       114,000
    5,000 Time Warner, Inc. .....................................       355,312
                                                                    -----------
                                                                        668,000
                                                                    -----------

--------------------------------------------------------------------------------
                              E V E R G R E E N
                          Tax Strategic Equity Fund
--------------------------------------------------------------------------------
                       Schedule of Investments(continued)
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------

 COMMON STOCKS - continued
          Real Estate - 1.5%
    1,700 *Alexander's, Inc. REIT.................................   $   115,175
    5,089 Inversiones y Representaciones SA, GDR..................       134,222
                                                                     -----------
                                                                         249,397
                                                                     -----------
          Retailing & Wholesale - 6.8%
    5,000 *Barnes & Noble, Inc. ..................................       160,625
    7,000 *Borders Group Inc. ....................................        98,437
    2,000 Ethan Allen Interiors, Inc. ............................        83,125
   11,000 Rite Aid Corp. .........................................       275,000
    4,460 *Saks, Inc. ............................................       115,960
    1,000 Tandy Corp. ............................................        63,812
    1,000 W.W. Grainger, Inc. ....................................        43,063
   10,000 *Williams Sonoma, Inc. .................................       282,500
                                                                     -----------
                                                                       1,122,522
                                                                     -----------
          Textile & Apparel - 2.5%
   53,600 *Donna Karan International, Inc. .......................       408,700
                                                                     -----------
          Transportation - 1.7%
    3,000 *UAL Corp. .............................................       233,250
    1,000 *US Airways Group, Inc. ................................        48,813
                                                                     -----------
                                                                         282,063
                                                                     -----------
          Utilities - Gas - 0.4%
    1,500 Williams Companies, Inc. ...............................        59,250
                                                                     -----------
          Utilities - Telephone - 5.7%
   11,000 Frontier Corp. .........................................       570,625
    5,000 Nextel Communications, Inc. ............................       185,000
    1,000 Sprint Corp. ...........................................        98,125
    2,000 *Sprint Corp. (PCS Group)...............................        88,625
                                                                     -----------
                                                                         942,375
                                                                     -----------
          Total Common Stocks (cost $13,839,099)..................    15,290,914
                                                                     -----------

--------------------------------------------------------------------------------
Principal
Amount                                                                   Value
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 9.6%
           U.S. Government Agency
            Obligations - 9.6%
           Federal Home Loan Bank
            Discount Notes:
 $130,000  4.72%, 4/16/1999...................................       $   129,744
  190,000  4.73%, 4/16/1999...................................           189,626
  650,000  4.76%, 4/23/1999...................................           648,109
  110,000  4.77%, 4/16/1999...................................           109,781
  495,000  Federal Home Loan Mortgage Discount Notes
            4.75%, 4/14/1999..................................           494,151
                                                                     -----------
           Total Short-Term Investments
            (cost $1,571,411).................................         1,571,411
                                                                     -----------

          Total Investments -(cost $15,410,510)..............  102.6%  16,862,325
          Other Assets and
           Liabilities - net.................................   (2.6)    (426,598)
                                                               -----  -----------
          Net Assets.........................................  100.0% $16,435,727
                                                               =====  ===========

*Non-income producing security.

Summary of Abbreviations:
ADR  American Depository Receipts
GDR  Global Depository Receipts
REIT Real Estate Investment Trust


                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                             Domestic Growth Funds
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                           March 31, 1999 (Unaudited)

                            Aggressive
                              Growth       Evergreen     Micro Cap      Omega
                               Fund           Fund         Fund          Fund
----------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities.............  $138,278,527  $1,159,423,195 $39,832,163  $415,629,095
 Net unrealized gains on
  securities.............   130,749,668     931,877,527   2,402,229   109,721,052
----------------------------------------------------------------------------------
 Market value of
  securities.............   269,028,195   2,091,300,722  42,234,392   525,350,147
 Cash....................           975         480,076      74,226           642
 Receivable for
  securities sold........             0       8,844,579     144,731             0
 Receivable for Fund
  shares sold............       400,317       9,995,755       6,008     4,440,545
 Dividends and interest
  receivable.............        18,674       1,081,032      25,983        81,124
 Deferred organization
  expenses...............         6,897               0           0             0
 Prepaid expenses and
  other assets...........        12,852          47,925      34,787        57,614
----------------------------------------------------------------------------------
   Total assets..........   269,467,910   2,111,750,089  42,520,127   529,930,072
----------------------------------------------------------------------------------
 Liabilities
 Payable for securities
  purchased..............             0       3,896,354     320,625       180,680
 Payable for Fund shares
  redeemed...............       553,435      65,132,758     146,572       807,527
 Payable for securities
  on loan................             0               0           0    94,436,845
 Advisory fee payable....       127,872       1,563,952      37,219       249,282
 Distribution Plan
  expenses payable.......        34,543         210,961       6,499       127,495
 Due to other related
  parties................         4,522               0           0        21,657
 Accrued expenses and
  other liabilities......        81,848         372,708      33,809        51,044
----------------------------------------------------------------------------------
   Total liabilities.....       802,220      71,176,733     544,724    95,874,530
----------------------------------------------------------------------------------
 Net assets..............  $268,665,690  $2,040,573,356 $41,975,403  $434,055,542
----------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........  $128,840,916  $1,087,572,814 $42,589,237  $296,042,019
 Undistributed
  (overdistributed) net
  investment income......    (1,261,050)        215,354    (124,227)   (1,645,362)
 Accumulated net
  realized gains or
  losses on securities
  and foreign currency
  related transactions...    10,336,156      20,907,661  (2,891,836)   29,937,833
 Net unrealized gains on
  securities and foreign
  currency related
  transactions...........   130,749,668     931,877,527   2,402,229   109,721,052
----------------------------------------------------------------------------------
 Total net assets........  $268,665,690  $2,040,573,356 $41,975,403  $434,055,542
----------------------------------------------------------------------------------
 Net assets consists of
 Class A.................  $177,731,895  $  199,996,103 $ 3,428,197  $217,137,574
 Class B.................    51,943,356     692,295,668   3,447,157   195,054,761
 Class C.................     4,489,305      13,249,953   2,465,180    19,716,497
 Class Y.................    34,501,134   1,135,031,632  32,634,869     2,146,710
----------------------------------------------------------------------------------
 Total net assets........  $268,665,690  $2,040,573,356 $41,975,403  $434,055,542
----------------------------------------------------------------------------------
 Shares outstanding
 Class A.................     6,801,272       8,294,726     189,146     8,385,587
 Class B.................     2,046,354      29,147,309     196,642     8,056,003
 Class C.................       177,297         558,858     140,416       812,287
 Class Y.................     1,304,166      46,696,001   1,782,134        82,627
----------------------------------------------------------------------------------
 Net asset value per
  share
 Class A.................  $      26.13  $        24.11 $     18.12  $      25.89
----------------------------------------------------------------------------------
 Class A--Offering price
  (based on sales charge
  of 4.75%)..............  $      27.43  $        25.31 $     19.02  $      27.18
----------------------------------------------------------------------------------
 Class B.................  $      25.38  $        23.75 $     17.53  $      24.21
----------------------------------------------------------------------------------
 Class C.................  $      25.32  $        23.71 $     17.56  $      24.27
----------------------------------------------------------------------------------
 Class Y.................  $      26.45  $        24.31 $     18.31  $      25.98
----------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                               E V E R G R E E N
                             Domestic Growth Funds
--------------------------------------------------------------------------------
                      Statements of Assets and Liabilities
                           March 31, 1999 (Unaudited)

                           Small Company      Stock       Strategic     Tax Strategic
                               Growth        Selector       Growth         Equity
                                Fund           Fund          Fund           Fund
-------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities.............  $  872,139,250  $316,935,819 $  766,439,094   $15,410,510
 Net unrealized gains on
  securities.............     147,892,398   111,217,797    293,453,282     1,451,815
-------------------------------------------------------------------------------------
 Market value of
  securities.............   1,020,031,648   428,153,616  1,059,892,376    16,862,325
 Cash....................             601             0            862        46,777
 Receivable for
  securities sold........      12,707,991     1,519,896              0             0
 Receivable for Fund
  shares sold............         858,361       151,799        208,423       342,298
 Dividends and interest
  receivable.............         139,329       369,320        481,547        10,449
 Receivable from
  investment advisor.....               0             0              0        12,462
 Prepaid expenses and
  other assets...........         116,269        49,684         95,649        68,606
-------------------------------------------------------------------------------------
   Total assets..........   1,033,854,199   430,244,315  1,060,678,857    17,342,917
-------------------------------------------------------------------------------------
 Liabilities
 Payable for securities
  purchased..............       9,527,760     1,545,344      5,599,565       661,151
 Payable for Fund shares
  redeemed...............       4,896,336     2,244,492        668,661       239,618
 Payable for securities
  on loan................     230,113,043             0     38,879,083             0
 Advisory fee payable....         410,296       265,044        445,593             0
 Distribution Plan
  expenses payable.......         149,557         3,973         16,486         3,920
 Due to other related
  parties................          16,969        85,784         16,885           285
 Accrued expenses and
  other liabilities......         221,573       127,957        192,777         2,216
-------------------------------------------------------------------------------------
   Total liabilities.....     245,335,534     4,272,594     45,819,050       907,190
-------------------------------------------------------------------------------------
 Net assets..............  $  788,518,665  $425,971,721 $1,014,859,807   $16,435,727
-------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........  $  764,986,855  $285,358,903 $  633,575,345   $14,861,549
 Undistributed
  (overdistributed) net
  investment income......      (3,142,857)       30,660     (1,534,257)        5,917
 Accumulated net
  realized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...    (121,217,731)   29,364,361     89,365,982       116,446
 Net unrealized gains on
  securities and foreign
  currency related
  transactions...........     147,892,398   111,217,797    293,452,737     1,451,815
-------------------------------------------------------------------------------------
 Total net assets........  $  788,518,665  $425,971,721 $1,014,859,807   $16,435,727
-------------------------------------------------------------------------------------
 Net assets consists of
 Class A.................  $  680,596,030  $ 20,433,609 $  904,690,554   $ 3,963,030
 Class B.................     102,872,710       990,870    107,701,654     5,582,650
 Class C.................       3,461,832            --      2,467,599     1,334,434
 Class Y.................       1,588,093   404,547,242             --     5,555,613
-------------------------------------------------------------------------------------
 Total net assets........  $  788,518,665  $425,971,721 $1,014,859,807   $16,435,727
-------------------------------------------------------------------------------------
 Shares outstanding
 Class A.................     125,458,516     1,011,936     82,372,920       291,020
 Class B.................      19,160,289        49,606      9,902,064       410,676
 Class C.................         644,188            --        226,780        98,037
 Class Y.................         291,706    20,010,669             --       406,729
-------------------------------------------------------------------------------------
 Net asset value per
  share
 Class A.................  $         5.42  $      20.19 $        10.98   $     13.62
-------------------------------------------------------------------------------------
 Class A--Offering price
  (based on sales charge
  of 4.75%)..............  $         5.69  $      21.20 $        11.53   $     14.30
-------------------------------------------------------------------------------------
 Class B.................  $         5.37  $      19.97 $        10.88   $     13.59
-------------------------------------------------------------------------------------
 Class C.................  $         5.37            -- $        10.88   $     13.61
-------------------------------------------------------------------------------------
 Class Y.................  $         5.44  $      20.22             --   $     13.66
-------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Domestic Growth Funds
--------------------------------------------------------------------------------
                            Statements of Operations
                  Six Months Ended March 31, 1999 (Unaudited)

                             Aggressive
                               Growth      Evergreen     Micro Cap      Omega
                                Fund          Fund         Fund          Fund
---------------------------------------------------------------------------------
 Investment income
 Dividends...............   $   183,465  $  8,901,139  $   279,179  $    628,970
 Interest................        66,712     7,981,429            0       470,069
 Securities lending
  income.................             0             0            0        27,562
---------------------------------------------------------------------------------
 Total investment
  income.................       250,177    16,882,568      279,179     1,126,601
---------------------------------------------------------------------------------
 Expenses
 Advisory fee............       673,418     9,066,552      244,273     1,244,872
 Distribution Plan
  expenses...............       411,760     3,739,769       41,385     1,006,039
 Transfer agent fee......       257,921     2,257,023       56,657       357,816
 Administrative services
  fees...................        29,007             0            0        39,670
 Trustees' fees and
  expenses...............         3,176        21,098          569         2,466
 Other...................       131,321       553,591       50,723       127,059
---------------------------------------------------------------------------------
  Total expenses.........     1,506,603    15,638,033      393,607     2,777,922
  Less: Fee credits......        (9,027)      (57,205)      (2,487)      (10,899)
---------------------------------------------------------------------------------
  Net expenses...........     1,497,576    15,580,828      391,120     2,767,023
---------------------------------------------------------------------------------
 Net investment income...    (1,247,399)    1,301,740     (111,941)   (1,640,422)
=================================================================================
 Net realized and
  unrealized gains or
  losses on securities
 Net realized gains or
  losses on securities...    14,856,883    20,893,439   (2,878,887)   30,203,802
---------------------------------------------------------------------------------
 Net change in unrealized
  gains on securities....    60,486,940   261,088,929       31,746    70,151,595
---------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities...    75,343,823   281,982,368   (2,847,141)  100,355,397
---------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations........   $74,096,424  $283,284,108  $(2,959,082) $ 98,714,975
=================================================================================

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Domestic Growth Funds
--------------------------------------------------------------------------------
                            Statements of Operations
                  Six Months Ended March 31, 1999 (Unaudited)

                            Small Company     Stock       Strategic    Tax Strategic
                               Growth        Selector       Growth        Equity
                                Fund           Fund          Fund          Fund
------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $0, $17,925,
  $12,191, $0,
  respectively)..........   $  1,709,820   $  1,983,145  $  2,908,774   $   49,299
 Interest................        595,688        159,604       756,127       17,949
 Securities lending
  income.................        363,498              0       108,231            0
------------------------------------------------------------------------------------
 Total investment
  income.................      2,669,006      2,142,749     3,773,132       67,248
------------------------------------------------------------------------------------
 Expenses
 Advisory fee............      2,267,121      1,663,789     2,490,181       44,626
 Distribution Plan
  expenses...............      1,699,495         26,659     1,667,065       17,293
 Transfer agent fee......      1,471,764         31,402       817,612        3,720
 Administrative services
  fees...................         60,672         58,186        76,963        1,207
 Trustees' fees and
  expenses...............          8,437          5,151        13,802           83
 Other...................        305,962         76,096       247,130       71,548
------------------------------------------------------------------------------------
  Total expenses.........      5,813,451      1,861,283     5,312,753      138,477
  Less: Fee credits......        (33,395)       (13,804)      (25,960)      (1,197)
  Fee waivers and expense
   reimbursements........              0              0             0      (58,868)
------------------------------------------------------------------------------------
  Net expenses...........      5,780,056      1,847,479     5,286,793       78,412
------------------------------------------------------------------------------------
 Net investment income...     (3,111,050)       295,270    (1,513,661)     (11,164)
====================================================================================
 Net realized and
  unrealized gains or
  losses on securities
  and futures contracts
 Net realized gains or
  losses on:
  Securities.............     (2,074,704)    32,107,154    89,736,156      116,424
  Futures contracts......    (14,406,511)             0             0            0
------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and futures contracts..    (16,481,215)    32,107,154    89,736,156      116,424
------------------------------------------------------------------------------------
 Net change in unrealized
  gains on securities....    158,968,781    109,356,317   154,633,163    1,317,189
------------------------------------------------------------------------------------
 Net realized and
  unrealized gains on
  securities and futures
  contracts..............    142,487,566    141,463,471   244,369,319    1,433,613
------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations.............   $139,376,516   $141,758,741  $242,855,658   $1,422,449
====================================================================================

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            Domestic Growth Funds
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                  Six Months Ended March 31, 1999 (Unaudited)

                             Aggressive
                               Growth        Evergreen      Micro Cap       Omega
                                Fund           Fund            Fund          Fund
--------------------------------------------------------------------------------------
 Operations
 Net investment income...   $ (1,247,399) $     1,301,740  $   (111,941) $ (1,640,422)
 Net realized gains or
  losses on securities...     14,856,883       20,893,439    (2,878,887)   30,203,802
 Net change in unrealized
  gains on securities....     60,486,940      261,088,929        31,746    70,151,595
--------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     74,096,424      283,284,108    (2,959,082)   98,714,975
--------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A................              0         (344,730)            0             0
  Class Y................              0       (2,733,186)            0             0
 Net realized gains
  Class A................    (16,084,131)        (652,481)     (109,322)  (18,881,795)
  Class B................     (4,545,584)      (2,054,332)     (101,998)  (14,406,403)
  Class C................       (384,219)         (41,149)      (70,867)   (1,728,482)
  Class Y................     (3,420,978)      (3,449,493)     (880,866)     (112,388)
--------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........    (24,434,912)      (9,275,371)   (1,163,053)  (35,129,068)
--------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................     80,904,675    1,732,018,436     4,330,137   142,269,698
 Payment for shares
  redeemed...............    (89,092,293)  (1,821,041,407)  (10,352,352)  (88,841,192)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........     22,229,051        8,257,572       937,107    32,429,926
--------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....     14,041,433      (80,765,399)   (5,085,108)   85,858,432
--------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     63,702,945      193,243,338    (9,207,243)  149,444,339
 Net assets
 Beginning of period.....    204,962,745    1,847,330,018    51,182,646   284,611,203
--------------------------------------------------------------------------------------
 End of period...........   $268,665,690  $ 2,040,573,356  $ 41,975,403  $434,055,542
======================================================================================
 Undistributed
  (overdistributed) net
  investment income......   $ (1,261,050) $       215,354  $   (124,227) $ (1,645,362)
======================================================================================

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Domestic Growth Funds
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                  Six Months Ended March 31, 1999 (Unaudited)

                            Small Company     Stock        Strategic     Tax Strategic
                               Growth        Selector        Growth         Equity
                                Fund           Fund           Fund           Fund
--------------------------------------------------------------------------------------
 Operations
 Net investment income...   $ (3,111,050)  $    295,270  $   (1,513,661)  $   (11,164)
 Net realized gains or
  losses on securities
  and futures contracts..    (16,481,215)    32,107,154      89,736,156       116,424
 Net change in unrealized
  gains on securities....    158,968,781    109,356,317     154,633,163     1,317,189
--------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............    139,376,516    141,758,741     242,855,658     1,422,449
--------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A................              0         (5,558)              0             0
  Class Y................              0       (490,628)              0             0
 Net realized gains
  Class A................   (129,434,483)    (3,569,299)    (97,518,215)            0
  Class B................    (42,194,482)      (120,260)    (19,003,185)            0
  Class C................       (829,079)             0         (92,547)            0
  Class Y................       (222,576)   (90,604,377)              0             0
--------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........   (172,680,620)   (94,790,122)   (116,613,947)            0
--------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................    327,504,646     48,252,176     138,423,841    12,964,738
 Payment for shares
  redeemed...............   (441,737,344)  (205,054,535)   (189,429,122)   (1,591,127)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........    142,159,649     94,489,967     102,856,980             0
--------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....     27,926,951    (62,312,392)     51,851,699    11,373,611
--------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     (5,377,153)   (15,343,773)    178,093,410    12,796,060
 Net assets
 Beginning of period.....    793,895,818    441,315,494     836,766,397     3,639,667
--------------------------------------------------------------------------------------
 End of period...........   $788,518,665   $425,971,721  $1,014,859,807   $16,435,727
======================================================================================
 Undistributed
  (overdistributed) net
  investment income......   $ (3,142,857)  $     30,660  $   (1,534,257)  $     5,917
======================================================================================

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Domestic Growth Funds
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                         Year Ended September 30, 1998

                             Aggressive
                               Growth         Evergreen      Micro Cap       Omega
                                Fund            Fund            Fund          Fund
---------------------------------------------------------------------------------------
 Operations
 Net investment income...   $  (2,863,381) $     2,949,364  $   (512,138) $ (2,166,229)
 Net realized gains on
  securities and foreign
  currency related
  transactions...........      21,129,001       11,080,737     1,277,329    47,348,560
 Net change in unrealized
  losses on securities
  and foreign currency
  related transactions...     (32,882,258)    (131,256,024)  (14,974,624)  (33,661,614)
---------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (14,616,638)    (117,225,923)  (14,209,433)   11,520,717
---------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A................               0         (756,350)            0             0
  Class C................               0       (6,894,401)            0             0
 Net realized gains
  Class A................      (6,090,321)      (3,670,523)     (142,183)  (14,940,773)
  Class B................      (1,515,887)     (11,529,535)     (114,702)  (10,805,705)
  Class C................        (134,112)        (199,185)      (57,650)   (1,549,758)
  Class Y................      (1,606,606)     (23,699,502)   (2,593,995)         (493)
---------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........      (9,346,926)     (46,749,496)   (2,908,530)  (27,296,729)
---------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................      68,811,650    2,735,869,664    28,365,456    56,200,250
 Payment for shares
  redeemed...............    (111,550,305)  (2,543,496,256)  (17,334,111)  (70,377,012)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........       8,139,247       40,835,635     2,124,920    25,295,379
---------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....     (34,599,408)     233,209,043    13,156,265    11,118,617
---------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     (58,562,972)      69,233,624    (3,961,698)   (4,657,395)
 Net assets
 Beginning of period.....     263,525,717    1,778,096,394    55,144,344   289,268,598
---------------------------------------------------------------------------------------
 End of period...........   $ 204,962,745  $ 1,847,330,018  $ 51,182,646  $284,611,203
=======================================================================================
 Undistributed
  (overdistributed) net
  investment income......   $     (13,651) $     1,991,530  $    (12,286) $     (4,940)
=======================================================================================

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            Domestic Growth Funds
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
                        Period Ended September 30, 1998

                            Small Company       Stock       Strategic    Tax Strategic
                                Growth        Selector        Growth        Equity
                                 Fund         Fund (b)         Fund        Fund (a)
--------------------------------------------------------------------------------------
 Operations
 Net investment income...   $   (9,053,309) $     231,781  $   (547,355)  $    1,336
 Net realized gains on
  securities and foreign
  currency related
  transactions...........       95,583,444     17,941,229   149,548,329           22
 Net change in unrealized
  gains or losses on
  securities and foreign
  currency related
  transactions...........     (507,105,194)  (120,015,197) (105,851,911)     134,626
--------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (420,575,059)  (101,842,187)   43,149,063      135,984
--------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class B................                0              0    (1,289,169)           0
 Net realized gains
  Class B................     (124,537,167)             0  (113,103,093)           0
--------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........     (124,537,167)             0  (114,392,262)           0
--------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold...................      489,047,720     34,074,181    74,908,829    3,503,683
 Payment for shares
  redeemed...............     (834,438,095)   (75,761,134) (188,432,304)           0
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........      105,065,592              0   101,552,338            0
 Net asset value of
  shares issued in
  acquisition............       33,587,309              0             0            0
--------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....     (206,737,474)   (41,686,953)  (11,971,137)   3,503,683
--------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     (751,849,700)  (143,529,140)  (83,214,336)   3,639,667
 Net assets
 Beginning of period.....    1,545,745,518    584,844,634   919,980,733            0
--------------------------------------------------------------------------------------
 End of period...........   $  793,895,818  $ 441,315,494  $836,766,397   $3,639,667
======================================================================================
 Undistributed
  (overdistributed) net
  investment income......   $      (31,807) $     231,576  $    (20,596)  $   17,081
======================================================================================
--------------------------------------------------------------------------------------

(a) For the period from September 1, 1998 (commencement of class operations) to September 30, 1998.
(b) For the three months ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                              E V E R G R E E N
                             Domestic Growth Funds
--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
                            Year Ended June 30, 1998

                                                                     Stock
                                                                    Selector
                                                                      Fund
-------------------------------------------------------------------------------
 Operations
 Net investment income........................................... $    788,698
 Net realized gains on securities and foreign currency related
  transactions...................................................   99,737,743
 Net change in unrealized gains on securities and foreign
  currency related transactions..................................   10,477,319
-------------------------------------------------------------------------------
  Net increase in net assets resulting from operations...........  111,003,760
-------------------------------------------------------------------------------
 Distributions to shareholders
 From net investment income
  Class B........................................................       (3,827)
  Class Y........................................................   (1,044,935)
 From net realized gains
  Class A........................................................   (2,420,586)
  Class B........................................................      (16,877)
  Class Y........................................................  (69,731,105)
-------------------------------------------------------------------------------
  Total distributions to shareholders............................  (73,217,330)
-------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold.......................................   86,624,977
 Payment for shares redeemed..................................... (137,373,206)
 Net asset value of shares issued in reinvestment of
  distributions..................................................   66,747,336
-------------------------------------------------------------------------------
  Net increase in net assets resulting from capital share
   transactions..................................................   15,999,107
-------------------------------------------------------------------------------
   Total increase in net assets..................................   53,785,537
 Net assets
 Beginning of period.............................................  531,059,097
-------------------------------------------------------------------------------
 End of period................................................... $584,844,634
-------------------------------------------------------------------------------
 Undistributed net investment income............................. $     28,200
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               Combined Notes to Financial Statements(Unaudited)

1. ORGANIZATION

The Evergreen Domestic Growth Funds consist of Evergreen Aggressive Growth Fund ("Aggressive Growth Fund"), Evergreen Fund ("Evergreen Fund"), Evergreen Micro Cap Fund ("Micro Cap Fund"), Evergreen Omega Fund ("Omega Fund"), Evergreen Small Company Growth Fund ("Small Company Growth Fund"), Evergreen Stock Selec-tor Fund ("Stock Selector Fund"), Evergreen Strategic Growth Fund ("Strategic Growth Fund") and Evergreen Tax Strategic Equity Fund ("Tax Strategic Equity Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Ever-green Equity Trust (the "Trust"), a Delaware business trust organized on Sep-tember 18, 1997. The Trust is an open-end management investment company regis-tered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C, and/or Class Y shares, except for Stock Selector Fund, which currently does not offer Class C Shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher on-going distribution fee than Class A. Class B shares are sold subject to a con-tingent deferred sales charge that is payable upon redemption and decreases de-pending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conver-sion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. REORGANIZATION OF EVERGREEN STOCK SELECTOR FUND

Effective on the close of business on July 24, 1998, Stock Selector Fund ac-quired all of the net assets and certain liabilities of the CoreFund Core Eq-uity Fund (the "CoreFund") through a tax-free exchange of shares. Shareholders of Class A, Class B and Class Y shares of the CoreFund became owners of that number of full and fractional shares of Class A, Class B and Class Y, respec-tively, of Stock Selector Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of the CoreFund immediately prior to the close of business on July 24, 1998. The operating results of the CoreFund have been carried forward for prior periods.

3. ACQUISITION INFORMATION

Effective on the close of business on January 2, 1998, Small Company Growth Fund acquired substantially all the assets and assumed certain liabilities of Keystone Small Company Growth Fund II, an open-end management investment com-pany registered under the 1940 Act, in an exchange of shares. The net assets were exchanged through a tax-free exchange for 1,123,086, 2,546,961, 675,716 and 87,676 shares of Class A, Class B, Class C and Class Y of Small Company Growth Fund, respectively. The acquired net assets consisted primarily of port-folio securities with unrealized appreciation of $490,029. The aggregate net assets of Small Company Growth Fund immediately after the acquisition were $1,340,337,418.

4. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities

Securities traded on a national securities exchange or included on the Nasdaq National Market System ("NMS") are valued at the last reported sales price on the exchange where the security is primarily traded.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Combined Notes to Financial Statements(Unaudited) (continued)

Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. Securities for which market quo-tations are not readily available, including restricted securities, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements

Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the mar-ket value of the securities pledged falls below the carrying value of the re-purchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines es-tablished by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, Omega Fund, Small Company Growth Fund and Strategic Growth Fund, along with certain other funds managed by Evergreen Investment Management Company ("EIMC"), a subsidiary of First Union, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repur-chase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Foreign Currency

The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investment securities, other assets and liabilities at the daily rate of exchange; purchases and sales of investment securities and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses resulting from changes in foreign currency exchange rates are a component of net unrealized gains or losses on securities and foreign currency related transactions. Net realized foreign currency gains or losses on foreign currency related transac-tions include foreign currency gains or losses between trade date and settle-ment date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is in-cluded in realized gain or loss on securities.

D. Forward Foreign Currency Exchange Contracts

The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabili-ties. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains or losses arising from such transactions are included in net realized gains or losses on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities.

E. Securities Lending

In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. The Funds' investment advisor will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
         Combined Notes to Financial Statements(Unaudited) (continued)

the value of the collateral falls below 100% of the market value of the securi-ties on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral re-ceived in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securi-ties, which occurs during the term of the loan, would affect a Fund and its in-vestors. A Fund may pay fees in connection with such loans.

F. Security Transactions and Investment Income

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income may be sub-ject to foreign withholding taxes, which are accrued as applicable. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

G. Federal Taxes

The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come and net capital gains, if any, to their shareholders. The Funds also in-tend to avoid any excise tax liability by making the required distributions un-der the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

H. Distributions

Distributions from net investment income and/or net realized capital gains for the Funds are declared and paid at least annually. Distributions to sharehold-ers are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

Certain distributions paid during previous years have been reclassified to con-form to current year presentation.

I. Class Allocations

Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

J. Organization Expenses

Organization expenses for Aggressive Growth Fund are amortized to operations over a five-year period on a straight-line basis. In the event any of the ini-tial shares of the Funds are redeemed by any holder during the five-year amor-tization period, redemption proceeds will be reduced by any unamortized organi-zation expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Investment Management ("EIM"), formerly Capital Management Group, a division of First Union National Bank, serves as the investment advisor to the Aggressive Growth Fund and is paid an advisory fee that is computed daily and paid monthly at an annual rate of 0.60% of the Fund's average daily net assets.

Evergreen Asset Management Corp. ("EAMC"), a wholly-owned subsidiary of First Union, serves as the investment advisor to the Evergreen Fund, Micro Cap Fund and Tax Strategic Equity fund. For the Evergreen Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Combined Notes to Financial Statements(Unaudited) (continued)

and Micro Cap Fund the advisory fee is paid to EAMC based on average daily net assets that is computed daily and paid monthly according to the following schedule:

         First $750 million......................................... 1.00%
         Next $250 million.......................................... 0.90%
         Over $1 billion............................................ 0.80%

For the Tax Strategic Equity Fund, EAMC is entitled to an annual fee equal to 0.95% of average daily net assets of the Fund.

During the six months ended March 31, 1999, the investment advisor for Tax Strategic Equity Fund waived its advisory fee and reimbursed expenses of $44,626 and $14,242, respectively. The impact on the expense ratio represented as a percentage of the Fund's average net assets was 1.25%.

Lieber & Company, an affiliate of First Union, is the investment sub-advisor to Evergreen Fund, Micro Cap Fund and Tax Strategic Equity Fund and also provides brokerage services with respect to substantially all security transactions of the Funds effected on the New York or American Stock Exchanges. For the six months ended March 31, 1999, Evergreen Fund, Micro Cap Fund and Tax Strategic Equity Fund incurred brokerage commissions of $233,618, $31,889 and $20,928, respectively, with Lieber & Company. Lieber & Company is reimbursed by EAMC for providing investment sub-advisory services at no additional expense to the Funds.

EIMC is the investment advisor for Omega Fund, Small Company Growth Fund and Strategic Growth Fund. In return for providing investment management and admin-istrative services to the Funds, EIMC is paid an advisory fee that is computed daily and paid monthly. For Omega Fund, the advisory fee is determined by ap-plying percentage rates starting at 0.75% and declining to 0.50% per annum as net assets increase, to the average daily net asset value of the Fund. For Small Company Growth Fund and Strategic Growth Fund, the advisory fee is deter-mined by applying percentage rates starting at 0.70% and declining to 0.35% per annum as net assets increase, to the average daily net asset value of each Fund.

Meridian Investment Company ("Meridian"), an indirect subsidiary of First Union, serves as the investment advisor to the Stock Selector Fund and is paid an advisory fee that is computed daily and paid monthly at an annual rate of 0.74% of the Fund's average daily net assets.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-admin-istrator to the Funds. As administrator, EIS provides the Funds with facili-ties, equipment and personnel. As sub-administrator to the Funds, BISYS pro-vides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for the Funds are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net asset value of the Fund. The sub-administra-tion fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net asset value of each Fund.

During the six months ended March 31, 1999, Aggressive Growth Fund, Stock Se-lector Fund and Tax Strategic Equity Fund paid or accrued to EIS and BISYS the following amounts for administrative and sub-administrative services:

                                        Administration Sub-administration
                                             Fee              Fee
                                        ---------------------------------
         Aggressive Growth Fund........    $23,134          $ 5,873
         Stock Selector Fund...........     46,422           11,764
         Tax Strategic Equity Fund.....        962              245

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Combined Notes to Financial Statements(Unaudited) (continued)

For Evergreen Fund and Micro Cap Fund, the administration and sub-administra-tion fee is paid by the investment advisor and is not a Fund expense. During the six months ended March 31, 1999, Omega Fund, Small Company Growth Fund and Strategic Growth Fund reimbursed EIMC for certain accounting and administrative expenses amounting to $39,670, $60,672 and $76,963, respectively.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

6. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid at least quarterly.

During the six months ended March 31, 1999, amounts paid or accrued to EDI pur-suant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                              Class A   Class B  Class C
                                           -----------------------------
         Aggressive Growth Fund............. $ 186,168 $ 207,872 $17,720
         Evergreen Fund.....................   260,751 3,411,283  67,735
         Micro Cap Fund.....................     5,635    21,029  14,721
         Omega Fund.........................   230,288   695,992  79,759
         Small Company Growth Fund..........   833,627   847,040  18,828
         Stock Selector Fund................    23,302     3,357     n/a
         Strategic Growth Fund.............. 1,012,760   647,340   6,965
         Tax Strategic Equity Fund..........     2,291    11,883   3,119

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Combined Notes to Financial Statements (Unaudited) (continued)

7. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y, except for Stock Selector Fund, which currently does not offer Class C shares. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------
Aggressive Growth Fund
--------------------------------------------------------------------------------

                              Six Months Ended             Year Ended
                               March 31, 1999          September 30, 1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class A
Shares sold...............  2,000,888  $ 46,075,063   1,458,678  $ 32,751,533
Shares redeemed........... (2,370,957)  (53,707,804) (2,644,186)  (58,974,321)
Shares issued in
 reinvestment of
 distributions............    690,702    14,484,012     256,170     5,566,568
------------------------------------------------------------------------------
Net increase (decrease)...    320,633     6,851,271    (929,338)  (20,656,220)
------------------------------------------------------------------------------
Class B
Shares sold...............    492,699    11,247,832     438,746     9,743,538
Shares redeemed...........   (407,533)   (9,121,195)   (537,072)  (11,598,031)
Shares issued in
 reinvestment of
 distributions............    214,237     4,374,725      69,204     1,481,656
------------------------------------------------------------------------------
Net increase (decrease)...    299,403     6,501,362     (29,122)     (372,837)
------------------------------------------------------------------------------
Class C
Shares sold...............    445,986     9,821,281     257,084     5,525,299
Shares redeemed...........   (410,873)   (9,036,449)   (311,675)   (6,765,435)
Shares issued in
 reinvestment of
 distributions............     18,309       373,139       6,094       130,354
------------------------------------------------------------------------------
Net increase (decrease)...     53,422     1,157,971     (48,497)   (1,109,782)
------------------------------------------------------------------------------
Class Y
Shares sold...............    593,718    13,760,499     948,746    20,791,280
Shares redeemed...........   (750,128)  (17,226,845) (1,556,481)  (34,212,518)
Shares issued in
 reinvestment of
 distributions............    141,310     2,997,175      44,007       960,669
------------------------------------------------------------------------------
Net increase (decrease)...    (15,100)     (469,171)   (563,728)  (12,460,569)
------------------------------------------------------------------------------
Net increase (decrease)...             $ 14,041,433              $(34,599,408)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Evergreen Fund
--------------------------------------------------------------------------------

                              Six Months Ended                 Year Ended
                               March 31, 1999              September 30, 1998
                         ----------------------------  ----------------------------
                           Shares         Amount         Shares         Amount
------------------------------------------------------------------------------------
Class A
Shares sold.............  26,365,333  $   616,883,627   26,892,204  $   635,409,399
Shares redeemed......... (26,760,707)    (629,887,878) (25,471,595)    (602,607,887)
Shares issued in
 reinvestment of
 distributions..........      41,108          967,116      197,302        4,386,012
------------------------------------------------------------------------------------
Net increase
 (decrease).............    (354,266)     (12,037,135)   1,617,911       37,187,524
------------------------------------------------------------------------------------
Class B
Shares sold.............   3,578,137       81,775,412   11,537,318      271,151,787
Shares redeemed.........  (4,465,885)    (103,283,728)  (4,288,369)     (99,320,748)
Shares issued in
 reinvestment of
 distributions..........      87,579        2,024,810      516,498       11,383,615
------------------------------------------------------------------------------------
Net increase
 (decrease).............    (800,169)     (19,483,506)   7,765,447      183,214,654
------------------------------------------------------------------------------------
Class C
Shares sold.............      74,908        1,709,594      311,900        7,316,782
Shares redeemed.........    (124,820)      (2,875,553)    (105,425)      (2,443,473)
Shares issued in
 reinvestment of
 distributions..........       1,671           38,547        8,349          183,677
------------------------------------------------------------------------------------
Net increase
 (decrease).............     (48,241)      (1,127,412)     214,824        5,056,986
------------------------------------------------------------------------------------
Class Y
Shares sold.............  43,808,489    1,031,649,803   77,736,786    1,821,991,696
Shares redeemed......... (45,723,443)  (1,084,994,248) (78,332,089)  (1,839,124,148)
Shares issued in
 reinvestment of
 distributions..........     220,439        5,227,099    1,115,299       24,882,331
------------------------------------------------------------------------------------
Net increase
 (decrease).............  (1,694,515)     (48,117,346)     519,996        7,749,879
------------------------------------------------------------------------------------
Net increase
 (decrease).............              $   (80,765,399)              $   233,209,043
====================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Combined Notes to Financial Statements (Unaudited) (continued)

--------------------------------------------------------------------------------
Micro Cap Fund
--------------------------------------------------------------------------------

                                    Six Months Ended          Year Ended
                                     March 31, 1999       September 30, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
Class A
Shares sold.....................    69,595  $ 1,377,092   359,192  $ 9,478,268
Shares redeemed.................  (124,387)  (2,438,953) (217,436)  (5,670,641)
Shares issued in reinvestment of
 distributions..................     5,403      109,025     5,408      138,923
-------------------------------------------------------------------------------
Net increase (decrease).........   (49,389)    (952,836)  147,164    3,946,550
-------------------------------------------------------------------------------
Class B
Shares sold.....................    44,534      850,331   195,624    5,003,162
Shares redeemed.................   (72,333)  (1,368,932)  (46,210)  (1,107,294)
Shares issued in reinvestment of
 distributions..................     5,037       98,531     4,452      111,788
-------------------------------------------------------------------------------
Net increase (decrease).........   (22,762)    (420,070)  153,866    4,007,656
-------------------------------------------------------------------------------
Class C
Shares sold.....................    31,938      606,859   219,122    5,600,712
Shares redeemed.................   (55,095)  (1,035,022)  (71,292)  (1,779,947)
Shares issued in reinvestment of
 distributions..................     3,560       69,743     2,222       55,851
-------------------------------------------------------------------------------
Net increase (decrease).........   (19,597)    (358,420)  150,052    3,876,616
-------------------------------------------------------------------------------
Class Y
Shares sold.....................    75,511    1,495,855   325,348    8,283,314
Shares redeemed.................  (276,771)  (5,509,445) (335,562)  (8,776,229)
Shares issued in reinvestment of
 distributions..................    32,391      659,808    70,343    1,818,358
-------------------------------------------------------------------------------
Net increase (decrease).........  (168,869)  (3,353,782)   60,129    1,325,443
-------------------------------------------------------------------------------
Net increase (decrease).........            $(5,085,108)           $13,156,265
===============================================================================

--------------------------------------------------------------------------------
Omega Fund
--------------------------------------------------------------------------------

                              Six Months Ended             Year Ended
                               March 31, 1999          September 30, 1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
Class A
Shares sold...............  2,691,871  $ 65,704,395   1,365,259  $ 31,279,961
Shares redeemed........... (2,349,076)  (56,590,611) (1,928,567)  (43,773,765)
Shares issued in
 reinvestment of
 distributions............    776,289    17,047,306     652,599    13,593,635
------------------------------------------------------------------------------
Net increase..............  1,119,084    26,161,090      89,291     1,099,831
------------------------------------------------------------------------------
Class B
Shares sold...............  2,675,795    61,426,586   1,005,764    21,758,490
Shares redeemed...........   (893,605)  (19,727,745)   (992,163)  (21,153,692)
Shares issued in
 reinvestment of
 distributions............    660,924    13,608,425     515,276    10,207,610
------------------------------------------------------------------------------
Net increase..............  2,443,114    55,307,266     528,877    10,812,408
------------------------------------------------------------------------------
Class C
Shares sold...............    156,280     3,580,941     105,783     2,255,994
Shares redeemed...........    (99,626)   (2,187,576)   (244,821)   (5,151,403)
Shares issued in
 reinvestment of
 distributions............     80,514     1,661,807      75,246     1,493,641
------------------------------------------------------------------------------
Net increase (decrease)...    137,168     3,055,172     (63,792)   (1,401,768)
------------------------------------------------------------------------------
Class Y
Shares sold...............    474,266    11,557,776      38,657       905,805
Shares redeemed...........   (423,235)  (10,335,260)    (12,421)     (298,152)
Shares issued in
 reinvestment of
 distributions............      5,104       112,388          24           493
------------------------------------------------------------------------------
Net increase..............     56,135     1,334,904      26,260       608,146
------------------------------------------------------------------------------
Net increase..............             $ 85,858,432              $ 11,118,617
==============================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Combined Notes to Financial Statements(Unaudited) (continued)

--------------------------------------------------------------------------------
Small Company Growth Fund
--------------------------------------------------------------------------------

                              Six Months Ended                 Year Ended
                               March 31, 1999              September 30, 1998
                          --------------------------  -----------------------------
                            Shares        Amount         Shares         Amount
------------------------------------------------------------------------------------
Class A
Shares sold.............   45,745,429  $ 253,833,928    27,641,238  $   212,158,414
Automatic conversion of
 Class B shares to Class
 A shares...............            0              0   124,181,726      962,424,518
Shares redeemed.........  (43,502,109)  (238,480,451)  (49,990,672)    (395,810,407)
Shares issued in
 reinvestment of
 distributions..........   20,259,818    101,907,007             0                0
Shares issued in
 acquisition of Keystone
 Small Company Growth
 Fund II................          --             --      1,123,086        8,684,926
------------------------------------------------------------------------------------
                           22,503,138    117,260,484   102,955,378      787,457,451
------------------------------------------------------------------------------------
Class B
Shares sold.............    9,153,229     50,170,918    32,457,309      268,266,006
Automatic conversion of
 Class B shares to Class
 A shares...............            0              0  (124,181,726)    (962,424,518)
Shares redeemed.........  (32,955,885)  (179,101,535)  (52,395,091)    (430,471,220)
Shares issued in
 reinvestment of
 distributions..........    7,865,995     39,251,317    13,003,167      105,065,592
Shares issued in
 acquisition of Keystone
 Small Company Growth
 Fund II................          --             --      2,456,961       18,998,994
------------------------------------------------------------------------------------
Net increase
 (decrease).............  (15,936,661)   (89,679,300) (128,659,380)  (1,000,565,146)
------------------------------------------------------------------------------------
Class C
Shares sold.............    1,930,703     10,347,413     1,067,525        7,292,107
Shares redeemed.........   (2,159,656)   (11,621,414)   (1,025,850)      (7,103,508)
Shares issued in
 reinvestment of
 distributions..........      155,750        778,749             0                0
Shares issued in
 acquisition of Keystone
 Small Company Growth
 Fund II................          --             --        675,716        5,225,388
------------------------------------------------------------------------------------
Net increase
 (decrease).............      (73,203)      (495,252)      717,391        5,413,987
------------------------------------------------------------------------------------
Class Y
Shares sold.............    2,445,156     13,152,387       174,175        1,331,193
Shares redeemed.........   (2,319,337)   (12,533,944)     (140,039)      (1,052,960)
Shares issued in
 reinvestment of
 distributions..........       44,075        222,576             0                0
Shares issued in
 acquisition of Keystone
 Small Company Growth
 Fund II................          --             --         87,676          678,001
------------------------------------------------------------------------------------
Net increase............      169,894        841,019       121,812          956,234
------------------------------------------------------------------------------------
Net increase
 (decrease).............               $  27,926,951                $  (206,737,474)
====================================================================================

--------------------------------------------------------------------------------
Stock Selector Fund
--------------------------------------------------------------------------------

                             Six Months Ended              Year Ended
                              March 31, 1999         September 30, 1998 (a)    Year Ended June 30, 1998
                         --------------------------  ------------------------  -------------------------
                           Shares        Amount        Shares       Amount       Shares       Amount
---------------------------------------------------------------------------------------------------------
Class A
Shares sold.............     359,976  $   6,851,631       9,092  $    185,580     179,299  $   4,004,438
Shares redeemed.........    (413,482)    (7,838,156)    (56,116)   (1,183,750)   (144,091)    (3,155,375)
Shares issued in
 reinvestment of
 distributions..........     197,997      3,461,192           0             0     119,866      2,407,663
---------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............     144,491      2,474,667     (47,024)     (998,170)    155,074      3,256,726
---------------------------------------------------------------------------------------------------------
Class B
Shares sold.............      76,525      1,442,175       8,269       159,003      17,128        335,684
Shares redeemed.........     (56,323)    (1,047,507)     (1,244)      (22,379)     (2,484)       (15,011)
Shares issued in
 reinvestment of
 distributions..........       6,740        116,802           0             0         995         17,497
---------------------------------------------------------------------------------------------------------
Net increase............      26,942        511,470       7,025       136,624      15,639        338,170
---------------------------------------------------------------------------------------------------------
Class Y
Shares sold.............   2,087,821     39,958,370   1,552,973    33,729,598   3,703,125     82,284,855
Shares redeemed......... (10,437,134)  (196,168,872) (3,531,924)  (74,555,005) (6,152,133)  (134,202,820)
Shares issued in
 reinvestment of
 distributions..........   5,193,569     90,911,973           0             0   3,198,533     64,322,176
---------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............  (3,155,744)   (65,298,529) (1,978,951)  (40,825,407)    749,525     12,404,211
---------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............                (62,312,392)              (41,686,953)                15,999,107
=========================================================================================================

(a) For the three months ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Combined Notes to Financial Statements(Unaudited) (continued)

--------------------------------------------------------------------------------
Strategic Growth Fund
--------------------------------------------------------------------------------

                              Six Months Ended              Year Ended
                               March 31, 1999           September 30, 1998
                          -------------------------  --------------------------
                            Shares       Amount        Shares        Amount
--------------------------------------------------------------------------------
Class A
Shares sold.............  10,197,522  $ 104,582,504    2,441,784  $  24,888,096
Automatic conversion of
 Class B shares to Class
 A shares...............           0              0   80,710,264    735,774,137
Shares redeemed.........  (9,802,298)  (100,881,039) (10,150,776)  (103,841,488)
Shares issued in
 reinvestment of
 distributions..........   8,976,424     85,277,027            0              0
--------------------------------------------------------------------------------
Net increase............   9,371,648     88,978,492   73,001,272    656,820,745
--------------------------------------------------------------------------------
Class B
Shares sold.............   3,143,306     31,487,405    4,930,584     49,374,717
Automatic conversion of
 Class B shares to Class
 A shares...............           0              0  (80,710,264)  (735,774,137)
Shares redeemed.........  (8,603,440)   (87,886,353)  (8,473,644)   (84,439,886)
Shares issued in
 reinvestment of
 distributions..........   1,854,507     17,488,073   11,014,353    101,552,338
--------------------------------------------------------------------------------
Net increase
 (decrease).............  (3,605,627)   (38,910,875) (73,238,971)  (669,286,968)
--------------------------------------------------------------------------------
Class C
Shares sold.............     234,607      2,353,932       62,655        646,015
Shares redeemed.........     (64,660)      (661,730)     (15,565)      (150,929)
Shares issued in
 reinvestment of
 distributions..........       9,743         91,880            0              0
--------------------------------------------------------------------------------
Net increase............     179,690      1,784,082       47,090        495,086
--------------------------------------------------------------------------------
Net increase
 (decrease).............              $  51,851,699               $ (11,971,137)
================================================================================

--------------------------------------------------------------------------------
Tax Strategic Equity Fund
--------------------------------------------------------------------------------

                                         Six Months Ended        Period Ended
                                          March 31, 1999      September 30, 1998
                                        --------------------  ------------------
                                        Shares     Amount     Shares    Amount
--------------------------------------------------------------------------------
Class A (a)
Shares sold............................ 335,807  $ 4,424,289      964 $    9,623
Shares redeemed........................ (45,751)    (602,859)       0          0
--------------------------------------------------------------------------------
Net increase........................... 290,056    3,821,430      964      9,623
--------------------------------------------------------------------------------
Class B
Shares sold............................ 476,670    6,287,271        0          0
Shares redeemed........................ (65,994)    (886,947)       0          0
--------------------------------------------------------------------------------
Net increase........................... 410,676    5,400,324        0          0
--------------------------------------------------------------------------------
Class C
Shares sold............................ 101,725    1,340,210        0          0
Shares redeemed........................  (3,688)     (48,864)       0          0
--------------------------------------------------------------------------------
Net increase...........................  98,037    1,291,346        0          0
--------------------------------------------------------------------------------
Class Y (b)
Shares sold............................  69,881      912,968  340,703  3,494,060
Shares redeemed........................  (3,855)     (52,457)       0          0
--------------------------------------------------------------------------------
Net increase...........................  66,026      860,511  340,703  3,494,060
--------------------------------------------------------------------------------
Net increase...........................          $11,373,611          $3,503,683
================================================================================

(a) For the period from September 4, 1998 (commencement of operations) to Sep-tember 30, 1998.
(b) For the period from September 1, 1998 (commencement of operations) to Sep-tember 30, 1998.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Combined Notes to Financial Statements(Unaudited) (continued)

8. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended March 31, 1999:

                                    Cost of Purchases Proceeds from Sales
                                        ---------------------------------
         Aggressive Growth Fund....   $ 22,721,222       $ 43,553,974
         Evergreen Fund............    107,382,745         74,590,402
         Micro Cap Fund............     10,257,782         14,904,879
         Omega Fund................    296,533,746        231,714,154
         Small Company Growth
          Fund.....................    565,764,768        671,370,016
         Stock Selector Fund.......    164,176,818        314,484,317
         Strategic Growth Fund.....    645,090,322        655,486,668
         Tax Strategic Equity
          Fund.....................     10,957,961            312,493

During the six months ended March 31, 1999, Omega Fund, Small Company Growth Fund and Strategic Growth Fund loaned securities to certain brokers who paid the Funds a negotiated lenders' fee. These fees are included in interest in-come. At March 31, 1999, the value of securities on loan and the value of col-lateral were as follows:

                                         Value of Securities   Value of
                                               on Loan        Collateral
                                           ------------------------------
         Omega Fund.....................    $ 90,486,165     $ 94,436,845
         Small Company Growth Fund......     223,146,089      230,113,043
         Strategic Growth Fund..........      38,324,958       38,879,083

9. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average net assets were as follows:

                                                    Total
                                                 Fee Credits % of Average
                                                  Received    Net Assets
                                                 ------------------------
         Aggressive Growth Fund.................   $ 9,027       0.01%
         Evergreen Fund.........................    57,205       0.01
         Micro Cap Fund.........................     2,487       0.01
         Omega Fund.............................    10,899       0.01
         Small Company Growth Fund..............    33,395       0.00
         Stock Selector Fund....................    13,804       0.00
         Strategic Growth Fund..................    25,960       0.01
         Tax Strategic Equity Fund..............     1,197       0.01

10. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

11. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Combined Notes to Financial Statements(Unaudited) (continued)

Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which was al-located to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as ad-ministrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement are unaffected. Dur-ing the six months ended March 31, 1999, the Funds had no borrowings under these agreements.

12. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898


www.evergreen-funds.com

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